UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07655

Driehaus Mutual Funds

(Exact name of registrant as specified in charter)

25 East Erie Street

Chicago, IL 60611

(Address of principal executive offices) (Zip code)

Janet L. McWilliams

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-587-3800

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Driehaus Mutual Funds

Trustees & Officers

Richard H. Driehaus

Trustee

Theodore J. Beck

Trustee

Francis J. Harmon

Trustee

Christopher J. Towle

Trustee

Dawn M. Vroegop

Trustee

Daniel F. Zemanek

Chairman of the Board

Stephen J. Kneeley

President

Michelle L. Cahoon

Vice President & Treasurer

Janet L. McWilliams

Chief Legal Officer &

Assistant Vice President

Michael R. Shoemaker

Chief Compliance Officer &

Assistant Vice President

William H. Wallace, III

Secretary

Michael P. Kailus

Assistant Secretary & Anti-Money

Laundering Compliance Officer

Christine Mason

Assistant Secretary

Investment Adviser

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

Distributor

Driehaus Securities LLC

25 East Erie Street

Chicago, IL 60611

Administrator & Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

Semi-Annual Report to Shareholders

June 30, 2017

Driehaus Emerging Markets Growth Fund

Driehaus Emerging Markets Small Cap Growth Fund

Driehaus Frontier Emerging Markets Fund

Driehaus International Small Cap Growth Fund

Driehaus Micro Cap Growth Fund

Distributed by:

Driehaus Securities LLC

This report has been prepared for the shareholders of the Funds and is not an offer to sell or buy any Fund securities. Such offer is only made by the Funds’ prospectus.

Semi-Annual Report to Shareholders

June 30, 2017

Investment Philosophy:

The Adviser seeks to achieve superior investment returns primarily by investing in global companies that are currently demonstrating rapid growth in their sales and earnings and which, in its judgment, have the ability to continue or accelerate their growth rates in the future. The Adviser manages the portfolios actively (above average turnover) to ensure that the Funds are fully invested, under appropriate market conditions, in companies that meet these criteria. Investors should note that investments in overseas markets can pose more risks than U.S. investments, and the international Funds’ share prices are expected to be more volatile than those of the U.S.-only Funds. In addition, the Funds’ returns will fluctuate with changes in stock market conditions, currency values, interest rates, government regulations, and economic and political conditions in countries in which the Funds invest. These risks are generally greater when investing in emerging markets.

Driehaus Emerging Markets Growth Fund

Driehaus Emerging Markets Small Cap Growth Fund

Driehaus Frontier Emerging Markets Fund

Driehaus International Small Cap Growth Fund

Driehaus Micro Cap Growth Fund

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Funds’ website at http://www.driehaus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2017 is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available electronically on the SEC’s website at http://www.sec.gov; hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. Each Fund’s complete schedule of portfolio holdings is also available on the Fund’s website at http://www.driehaus.com.

Driehaus Emerging Markets Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund over the last 10 fiscal year periods, with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 6/30/17	1 Year	3 Years	5 Years	10 Years
Driehaus Emerging Markets Growth Fund (DREGX)	19.23%	0.87%	5.85%	3.17%
MSCI Emerging Markets Index-N1	23.75%	1.07%	3.96%	1.91%
MSCI Emerging Markets Index-G2	24.17%	1.44%	4.33%	2.25%
MSCI Emerging Markets Growth Index-N3	25.99%	3.42%	6.18%	2.22%

[1]

The Morgan Stanley Capital International Emerging Markets Index-Net (MSCI Emerging Markets Index-N) is a market capitalization-weighted index designed to measure equity market performance in emerging markets. Data is in U.S. dollars and is calculated with net dividend reinvestment. The benchmark has changed from the Morgan Stanley Capital International Emerging Markets Index-Gross (MSCI Emerging Markets Index-G) to the MSCI Emerging Markets Index-N because the net index is more commonly used industry wide and is a more representative comparison versus the fund because it is presented net of foreign withholding taxes. Source: Morgan Stanley Capital International Inc.

[2]

The Morgan Stanley Capital International Emerging Markets Index-Gross (MSCI Emerging Markets Index-G) is a market capitalization-weighted index designed to measure equity market performance in global emerging markets. Data is in U.S. dollars and is calculated with gross dividend reinvestment. Source: Morgan Stanley Capital International Inc.

[3]

The Morgan Stanley Capital International Emerging Markets Growth Index-Net (MSCI Emerging Markets Growth Index-N) is a subset of the MSCI Emerging Markets Index and includes only the MSCI Emerging Markets Index stocks which are categorized as growth stocks. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 94.1%
FAR EAST — 62.2%
China — 23.7%
AIA Group, Ltd.	3,953,613	$28,889,538
Alibaba Group Holding, Ltd. — SP ADR**	588,876	82,972,628
China Construction Bank Corp. — H	26,766,360	20,741,276
China Molybdenum Co., Ltd. — H	12,848,709	4,920,639
Galaxy Entertainment Group, Ltd.	1,684,175	10,224,836
Gridsum Holding, Inc. — ADR[1]**	654,785	5,604,960
Hangzhou Hikvision Digital Technology Co., Ltd. — A	1,955,658	9,317,465
Jiangsu Hengrui Medicine Co., Ltd. — A	1,237,334	9,233,237
Kweichow Moutai Co., Ltd. — A	437,004	30,415,272
NetEase, Inc. — ADR	40,563	12,194,455
Ping An Insurance Group Co. of China, Ltd. — H	5,726,386	37,736,080
Shanghai International Airport Co., Ltd. — A	2,918,997	16,064,279
Shenzhou International Group Holdings, Ltd.	1,130,756	7,429,799
Silergy Corp.	487,283	9,386,845
SINA Corp.**	161,216	13,698,524
TAL Education Group — ADR	62,680	7,666,391
Tencent Holdings, Ltd.	1,317,036	47,098,150
Weibo Corp. — SP ADR**	86,518	5,750,851

		359,345,225

India — 13.3%
Apollo Hospitals Enterprise, Ltd.	394,706	7,782,983
Edelweiss Financial Services, Ltd.	2,667,012	7,899,431
Eicher Motors, Ltd.	21,251	8,889,798
Godrej Consumer Products, Ltd.	543,530	8,140,652
HDFC Bank, Ltd. — ADR	542,037	47,140,958
ICICI Bank, Ltd. — SP ADR	1,006,089	9,024,618
ITC, Ltd.	3,833,179	19,193,322
Maruti Suzuki India, Ltd.	119,555	13,349,838
Motherson Sumi Systems, Ltd.**	1,810,820	12,942,933
Power Grid Corp. of India, Ltd.	6,316,357	20,574,882
Reliance Industries, Ltd.	1,106,864	23,631,364

	Number of Shares	Value (Note A)
United Spirits, Ltd.**	279,685	$10,377,606
UPL, Ltd.	999,243	12,991,898

		201,940,283

Taiwan — 9.3%
Catcher Technology Co., Ltd.	1,120,193	13,385,607
Cathay Financial Holding Co., Ltd.	15,325,856	25,240,808
Elite Material Co., Ltd.	1,415,113	6,861,577
Hon Hai Precision Industry Co., Ltd.	4,994,321	19,208,927
Hota Industrial Manufacturing Co., Ltd.	1,592,446	7,852,298
Largan Precision Co., Ltd.	46,979	7,490,077
Macronix International Co., Ltd.**	13,574,155	7,451,952
Silicon Motion Technology Corp. — ADR	211,604	10,205,661
Taiwan Semiconductor Manufacturing Co., Ltd. — SP ADR	1,223,319	42,767,232

		140,464,139

South Korea — 8.3%
Hanssem Co., Ltd.	50,508	8,122,599
Macquarie Korea Infrastructure Fund	948,708	7,147,544
NAVER Corp.	10,676	7,819,331
Samsung Electronics Co., Ltd.	25,677	53,344,604
Samsung Electronics Co., Ltd. — Pref.	14,273	23,228,009
Shinhan Financial Group Co., Ltd.	445,007	19,174,798
SK Hynix, Inc.	128,624	7,577,029

		126,413,914

Thailand — 2.5%
Airports of Thailand PCL — NVDR	8,429,898	11,725,425
IRPC PCL — NVDR	49,204,138	7,749,253
Kasikornbank PCL — NVDR	1,629,815	9,523,647
Minor International PCL — NVDR	7,191,218	8,520,651

		37,518,976

Indonesia — 2.4%
PT Astra International Tbk	11,501,561	7,702,227
PT Bank Central Asia Tbk	14,169,003	19,295,997
PT Telekomunikasi Indonesia Persero Tbk	27,430,551	9,303,027

		36,301,251

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (Note A)
Malaysia — 1.0%
Public Bank BHD	3,074,925	$14,555,688
Japan — 0.9%
Keyence Corp.	30,549	13,401,091
Philippines — 0.8%
SM Prime Holdings, Inc.	18,601,736	12,165,226

Total FAR EAST		942,105,793

EUROPE — 11.7%
Russia — 4.6%
Mail.Ru Group, Ltd. — GDR**	364,103	9,594,114
Moscow Exchange MICEX- RTS PJSC	2,616,842	4,629,337
Novatek PJSC — SP GDR	35,119	3,912,257
Sberbank of Russia PJSC — SP ADR	4,251,637	44,004,443
Yandex NV — A**	290,922	7,633,793

		69,773,944

Switzerland — 1.7%
Coca-Cola HBC AG	319,749	9,403,647
Nestle SA	180,054	15,669,524

		25,073,171

Turkey — 1.3%
Arcelik AS	701,039	5,192,365
Aselsan Elektronik Sanayi Ve Ticaret AS	1,112,194	6,910,020
Turk Hava Yollari AO**	3,333,019	7,625,745

		19,728,130

United Kingdom — 1.3%
KAZ Minerals PLC**	1,052,161	7,091,788
Unilever NV	221,303	12,213,447

		19,305,235

Greece — 0.9%
Hellenic Telecommunications Organization SA	1,163,571	14,007,399
Jersey — 0.8%
Randgold Resources Ltd.	141,378	12,530,638
Hungary — 0.7%
OTP Bank PLC	331,655	11,099,686
Czech Republic — 0.4%
Moneta Money Bank AS2	1,717,453	5,752,592

Total EUROPE		177,270,795

SOUTH AMERICA — 10.4%
Brazil — 7.7%
Banco do Brasil SA	1,237,467	10,018,070
BB Seguridade Participacoes SA	1,787,689	15,443,768
Hypermarcas SA	887,121	7,420,122

	Number of Shares	Value (Note A)
Kroton Educacional SA	2,662,953	$11,928,589
Lojas Renner SA	1,289,677	10,705,460
MRV Engenharia e Participacoes SA	2,868,087	11,652,767
OdontoPrev SA	2,111,347	7,418,298
Raia Drogasil SA	708,935	15,086,455
Telefonica Brasil SA — ADR	755,084	10,186,083
Vale SA — SP ADR	1,899,486	16,620,503

		116,480,115

Argentina — 1.5%
Grupo Financiero Galicia SA — ADR	183,238	7,813,268
Pampa Energia SA — SP ADR**	120,355	7,082,892
YPF SA — SP ADR	346,985	7,598,972

		22,495,132

Peru — 1.2%
Credicorp, Ltd.	103,700	18,602,743

Total SOUTH AMERICA		157,577,990

NORTH AMERICA — 4.2%
Mexico — 3.7%
Arca Continental SAB de CV	1,935,261	14,558,644
Grupo Aeroportuario del Sureste SAB de CV — B	245,837	5,185,689
Grupo Financiero Banorte SAB de CV — O	3,797,015	24,091,261
Mexichem SAB de CV	4,457,046	11,937,847

		55,773,441

United States — 0.5%
EPAM Systems, Inc.**	90,177	7,582,984

Total NORTH AMERICA		63,356,425

AFRICA — 3.7%
South Africa — 3.4%
Aspen Pharmacare Holdings, Ltd.	389,392	8,545,343
Capitec Bank Holdings, Ltd.	183,206	11,623,236
Mr. Price Group, Ltd.	788,947	9,407,662
Naspers, Ltd. — N	110,982	21,589,848

		51,166,089

Egypt — 0.3%
Commercial International Bank Egypt SAE	1,012,759	4,469,106

Total AFRICA		55,635,195

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (Note A)
MIDDLE EAST — 1.9%
United Arab Emirates — 1.9%
DP World, Ltd.	471,774	$9,869,512
Emaar Properties PJSC	9,111,452	19,299,509

Total MIDDLE EAST		29,169,021

Total EQUITY SECURITIES (Cost $1,126,611,836)		1,425,115,219

TOTAL INVESTMENTS (COST $1,126,611,836)	94.1%	$1,425,115,219
Other Assets In Excess Of Liabilities	5.9%	89,045,203

Net Assets	100.0%	$1,514,160,422

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$1,130,636,984

Gross Appreciation	$312,626,979
Gross Depreciation	(18,148,744)

Net Appreciation	$294,478,235

[1]

Pursuant to procedures adopted by Driehaus Mutual Funds’ (the “Trust”) Board of Trustees, this security has been determined to be illiquid by Driehaus Capital Management LLC (the “Adviser”), the Fund’s investment adviser.

[2]

144A — This security was purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2017, this security amounted to $5,752,592 or 0.4% of net assets. This 144A security has not been deemed illiquid.

**	Non-income producing security

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

SP ADR — Sponsored American Depository Receipt

SP GDR — Sponsored Global Depository Receipt

Regional Weightings*

Asia/Far East Ex-Japan	61.3%
South America	10.4%
Eastern Europe	7.0%
Western Europe	4.7%
North America	4.2%
Africa	3.7%
Middle East	1.9%
Japan	0.9%

Top Ten Holdings*

Alibaba Group Holding, Ltd. — SP ADR	5.5%
Samsung Electronics Co., Ltd.	3.5%
HDFC Bank, Ltd. — ADR	3.1%
Tencent Holdings, Ltd.	3.1%
Sberbank of Russia PJSC — SP ADR	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd. — SP ADR	2.8%
Ping An Insurance Group Co. of China, Ltd. — H	2.5%
Kweichow Moutai Co., Ltd. — A	2.0%
AIA Group, Ltd.	1.9%
Cathay Financial Holding Co., Ltd.	1.7%

*	All percentages are stated as a percent of net assets at June 30, 2017.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2017 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	0.5%
Airlines	0.5%
Auto Components	1.4%
Automobiles	1.4%
Beverages	4.3%
Capital Markets	1.3%
Chemicals	1.7%
Commercial Banks	18.3%
Computers & Peripherals	5.9%
Diversified Consumer Services	1.3%
Diversified Telecommunication Services	2.2%
Electric Utilities	1.8%
Electronic Equipment, Instruments & Components	3.7%
Food & Staples Retailing	1.0%
Food Products	1.0%
Health Care Providers & Services	1.0%
Hotels, Restaurants & Leisure	1.2%
Household Durables	1.7%

Industry	Percent of Net Assets
Information Technology Services	0.5%
Insurance	7.1%
Internet Software & Services	12.3%
Machinery	0.6%
Media	1.4%
Metals & Mining	2.7%
Multiline Retail	0.7%
Oil, Gas & Consumable Fuels	2.8%
Personal Products	1.3%
Pharmaceuticals	1.7%
Real Estate Management & Development	2.1%
Semiconductors & Semiconductor Equipment	5.1%
Software	0.4%
Specialty Retail	0.6%
Textiles, Apparel & Luxury Goods	0.5%
Tobacco	1.3%
Transportation Infrastructure	2.8%
Other Assets in Excess of Liabilities	5.9%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 1, 2008 (the date of the Predecessor Limited Partnership’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

	Fund Only				Including Predecessor Limited Partnership
Average Annual Total Returns as of 6/30/17	1 Year	3 Years	5 Years	Since Inception (8/22/11 - 6/30/17)	Since Inception (12/1/08 - 6/30/17)
Driehaus Emerging Markets Small Cap Growth Fund (DRESX)[1]	6.23%	–3.21%	5.62%	3.88%	11.65%
MSCI Emerging Markets Small Cap Index-N2	17.03%	0.81%	5.15%	2.99%	14.00%
MSCI Emerging Markets Small Cap Index-G3	17.34%	1.10%	5.46%	3.28%	14.31%
MSCI Emerging Markets Index-N4	23.75%	1.07%	3.96%	3.15%	10.49%

[1]

The Driehaus Emerging Markets Small Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Emerging Markets Small Cap Growth Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on December 1, 2008, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets on August 22, 2011. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for the periods prior to August 21, 2014, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International Emerging Markets Small Cap Index-Net (MSCI Emerging Markets Small Cap Index-N) is a market capitalization-weighted index designed to measure equity market performance of small cap stocks in emerging markets. Data is in U.S. dollars and is calculated with net dividend reinvestment. The benchmark has changed from the Morgan Stanley Capital International Emerging Markets Small Cap Index-Gross (MSCI Emerging

Driehaus Emerging Markets Small Cap Growth Fund

Performance Overview (unaudited)

Markets Small Cap Index-G) to the MSCI Emerging Markets Small Cap Index-N because the net index is more commonly used industry wide and is a more representative comparison versus the fund because it is presented net of foreign withholding taxes. Source: Morgan Stanley Capital International Inc.

[3]

The Morgan Stanley Capital International Emerging Markets Small Cap Index-Gross (MSCI Emerging Markets Small Cap Index-G) is a market capitalization-weighted index designed to measure equity market performance of small cap stocks in emerging markets. Data is in U.S. dollars and is calculated with gross dividend reinvestment. Source: Morgan Stanley Capital International Inc.

[4]

The Morgan Stanley Capital International Emerging Markets Index-Net (MSCI Emerging Markets Index-N) is a market capitalization weighted index designed to measure equity market performance in emerging markets. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 92.2%
FAR EAST — 67.1%
China — 17.4%
Angang Steel Co., Ltd. — H	2,614,000	$1,948,585
Angel Yeast Co., Ltd. — A	548,370	2,092,534
Baozun, Inc. — SP ADR[1]**	88,560	1,963,375
Beijing Enterprises Water Group, Ltd.	3,048,000	2,365,802
China Lodging Group, Ltd. — SP ADR[1]**	21,634	1,745,431
China Medical System Holdings, Ltd.	1,406,536	2,432,066
China Resources Cement Holdings, Ltd.	3,456,914	1,717,952
China State Construction International Holdings, Ltd.	670,471	1,147,301
Guangzhou R&F Properties Co., Ltd. — H	791,601	1,230,880
Haitian International Holdings, Ltd.	662,000	1,856,919
Logan Property Holdings Co., Ltd.	1,940,000	1,279,675
Maanshan Iron & Steel Co., Ltd. — A**	3,523,633	1,839,909
Man Wah Holdings, Ltd.	1,802,158	1,618,086
Minth Group, Ltd.	712,000	3,018,553
O-Net Technologies Group, Ltd.**	3,093,529	1,632,459
Shenzhen Airport Co., Ltd. — A	1,708,348	2,356,081
Silergy Corp.	139,836	2,693,751
SINA Corp.[1]**	19,519	1,658,529
Suofeiya Home Collection Co., Ltd. — A	305,834	1,849,575
TAL Education Group — ADR[1]	10,028	1,226,525
Tongda Group Holdings, Ltd.	3,982,322	1,188,456
Weibo Corp. — SP ADR[1]**	2,378	158,066
Zhejiang Dahua Technology Co., Ltd. — A	416,602	1,401,680
Zhejiang Supor Cookware Co., Ltd. — A	307,197	1,860,084

		42,282,274

India — 16.2%
Apollo Tyres, Ltd.	315,191	1,173,722
Avenue Supermarts, Ltd.[2]**	109,902	1,385,900
Bajaj Finance, Ltd.	54,834	1,164,843
Bharat Financial Inclusion, Ltd.**	108,602	1,210,815
Bharat Forge, Ltd.	71,759	1,213,034

	Number of Shares	Value (Note A)
Britannia Industries, Ltd.	21,455	$1,224,831
Capital First, Ltd.	111,568	1,151,366
Colgate-Palmolive India, Ltd.	71,072	1,221,432
Crompton Greaves Consumer Electricals, Ltd.	873,993	3,061,933
Dalmia Bharat, Ltd.**	31,404	1,199,899
Edelweiss Financial Services, Ltd.	479,649	1,420,674
Eicher Motors, Ltd.	5,399	2,258,530
Fortis Healthcare, Ltd.**	371,755	931,724
India Grid Trust[2]**	2,995,461	4,495,219
IRB InvIT Fund[2]**	715,000	1,076,302
MakeMyTrip, Ltd.[1]**	37,432	1,255,844
Marico, Ltd.	493,367	2,399,380
Natco Pharma, Ltd.	72,306	1,120,540
Petronet LNG, Ltd.	179,464	1,199,573
Phoenix Mills, Ltd.	281,975	1,963,301
SpiceJet, Ltd.**	879,482	1,798,082
Sterlite Technologies, Ltd.	487,771	1,106,658
Tejas Networks, Ltd.**	389,125	1,821,084
United Spirits, Ltd.**	32,950	1,222,597
Zee Entertainment Enterprises, Ltd.	156,046	1,186,203

		39,263,486

Taiwan — 11.2%
Accton Technology Corp.	938,000	2,392,794
Advanced Ceramic X Corp.	131,972	1,605,182
Airtac International Group	162,526	1,920,713
ASPEED Technology, Inc.	113,052	2,512,267
Basso Industry Corp.	398,470	1,113,411
Elite Material Co., Ltd.	584,000	2,831,690
Global Unichip Corp.	291,000	1,234,024
Globalwafers Co., Ltd.	141,000	984,961
Gourmet Master Co., Ltd.	75,057	809,297
Hota Industrial Manufacturing Co., Ltd.	243,000	1,198,225
King Slide Works Co., Ltd.	94,000	1,319,461
Macronix International Co., Ltd.**	2,555,000	1,402,646
Parade Technologies, Ltd.	93,000	1,143,393
Silicon Motion Technology Corp. — ADR[1]	22,689	1,094,290
Sunny Friend Environmental Technology Co., Ltd.	330,896	1,707,780
Taiwan Paiho, Ltd.	365,000	1,373,849
TCI Co., Ltd.	200,000	1,272,189
Tong Yang Industry Co., Ltd.	645,000	1,197,978

		27,114,150

South Korea — 8.8%
BGF retail Co., Ltd.	18,788	1,658,513
Eugene Technology Co., Ltd.	69,214	1,100,987

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (Note A)
GS Retail Co., Ltd.	25,817	$1,164,320
Hanssem Co., Ltd.	9,418	1,514,585
Hyundai Development Co.-Engineering & Construction	76,372	3,133,912
ING Life Insurance Korea, Ltd.[2]**	65,385	1,943,006
Koh Young Technology, Inc.	22,629	1,186,680
LG Chem, Ltd. — Pref.	10,379	1,832,415
LG Innotek Co., Ltd.	13,542	1,952,917
Mando Corp.	7,748	1,743,749
Medy-Tox, Inc.	3,552	1,738,513
SFA Engineering Corp.	28,984	1,138,689
Vieworks Co., Ltd.	23,403	1,176,133

		21,284,419

Thailand — 6.5%
Beauty Community PCL — NVDR	14,281,900	4,540,610
IRPC PCL — NVDR	8,074,300	1,271,637
Land & Houses PCL — NVDR	8,938,779	2,631,374
Minor International PCL — NVDR	1,022,800	1,211,884
Sino-Thai Engineering & Construction PCL — NVDR	3,083,200	2,518,658
Srisawad Power 1979 PCL — NVDR	1,556,372	2,302,258
Star Petroleum Refining PCL — NVDR	3,229,195	1,387,879

		15,864,300

Malaysia — 3.5%
AirAsia BHD	2,299,500	1,740,970
Gamuda BHD	2,956,000	3,787,404
Malaysia Airports Holdings BHD	586,400	1,169,344
My EG Services BHD	3,614,886	1,844,222

		8,541,940

Indonesia — 1.8%
PT Bank Danamon Indonesia Tbk	3,471,600	1,334,980
PT Bank Tabungan Negara Persero Tbk	7,065,300	1,378,337
PT Pembangunan Perumahan Persero Tbk	6,783,406	1,598,191

		4,311,508

Philippines — 1.7%
International Container Terminal Services, Inc.	588,452	1,140,519
Metro Pacific Investments Corp.	9,382,701	1,188,178
Security Bank Corp.	417,000	1,793,282

		4,121,979

Total FAR EAST		162,784,056

SOUTH AMERICA — 8.9%
Brazil — 6.0%
Azul SA1**	131,059	2,762,724

	Number of Shares	Value (Note A)
Energisa SA	185,392	$1,329,065
Fleury SA	335,800	2,713,443
Lojas Renner SA	293,607	2,437,198
M Dias Branco SA	115,799	1,731,969
MRV Engenharia e Participacoes SA	289,300	1,175,399
OdontoPrev SA	332,093	1,166,821
Qualicorp SA	135,039	1,175,971

		14,492,590

Argentina — 1.9%
Pampa Energia SA — SP ADR[1]**	39,989	2,353,353
Telecom Argentina SA — SP ADR[1]	93,365	2,365,869

		4,719,222

Uruguay — 1.0%
Arcos Dorados Holdings, Inc. — A1**	320,127	2,384,946

Total SOUTH AMERICA		21,596,758

EUROPE — 6.1%
Russia — 1.0%
Aeroflot PJSC**	758,997	2,513,474
Luxembourg — 0.9%
Adecoagro SA1**	220,925	2,207,041
Turkey — 0.9%
Migros Ticaret AS**	126,607	991,712
Tofas Turk Otomobil Fabrikasi AS	139,520	1,145,996

		2,137,708

Netherlands — 0.9%
DP Eurasia NV2**	890,000	2,109,719
Czech Republic — 0.8%
Moneta Money Bank AS2	548,011	1,835,558
Poland — 0.6%
CCC SA	23,521	1,428,150
United Kingdom — 0.5%
BGEO Group PLC	29,458	1,340,570
Greece — 0.5%
OPAP SA	106,673	1,206,184

Total EUROPE		14,778,404

AFRICA — 4.7%
South Africa — 2.6%
AVI, Ltd.	163,455	1,186,946
Capitec Bank Holdings, Ltd.	40,860	2,592,303
Clicks Group, Ltd.	227,608	2,435,706

		6,214,955

Kenya — 1.5%
Safaricom, Ltd.	17,088,610	3,748,948
Egypt — 0.6%
Commercial International Bank Egypt SAE — GDR	306,618	1,379,781

Total AFRICA		11,343,684

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (Note A)
MIDDLE EAST — 2.8%
Pakistan — 1.9%
Lucky Cement, Ltd.	135,600	$1,081,515
Pak Elektron, Ltd.	1,107,000	1,164,752
United Bank, Ltd.	1,011,383	2,271,826

		4,518,093

United Arab Emirates — 0.9%
NMC Health PLC	78,209	2,226,743

Total MIDDLE EAST		6,744,836

NORTH AMERICA — 2.6%
Mexico — 1.3%
Alsea SAB de CV	469,872	1,781,235
Grupo Aeroportuario del Centro Norte SAB de CV — ADR[1]	27,839	1,341,283

		3,122,518

Canada — 0.8%
Lundin Mining Corp.	336,167	1,910,511
United States — 0.5%
Nexteer Automotive Group, Ltd.	809,063	1,268,395

Total NORTH AMERICA		6,301,424

Total EQUITY SECURITIES (Cost $195,142,971)		223,549,162

PURCHASED PUT OPTIONS — 0.2%
CNH Put/USD Call, Strike Price 6.95 CNH/USD, Expiration Date August 7, 2017**	55,000,000	27,469
iShares MSCI Brazil Capped Index ETF, Exercise Price $32.00, Expiration Date July 21, 2017**	5,000	140,000
iShares MSCI Emerging Markets Index ETF, Exercise Price $40.00, Expiration Date July 21, 2017**	5,000	75,000
iShares MSCI Emerging Markets Index ETF, Exercise Price $40.50, Expiration Date July 21, 2017**	5,000	130,000
iShares MSCI Emerging Markets Index ETF, Exercise Price $41.00, Expiration Date July 21, 2017**	5,000	205,000

Total PURCHASED PUT OPTIONS (Cost $1,155,310)		577,469

	Number of Shares	Value (Note A)
TOTAL INVESTMENTS (COST $196,298,281)	92.4%	$224,126,631
Other Assets In Excess Of Liabilities	7.6%	18,342,391

Net Assets	100.0%	$242,469,022

WRITTEN PUT OPTIONS — (0.1%)
iShares MSCI Brazil Capped Index ETF, Exercise Price $30.00, Expiration Date July 21, 2017**	(5,000)	(50,000)
iShares MSCI Emerging Markets Index ETF, Exercise Price $38.00, Expiration Date July 21, 2017**	(2,500)	(7,500)
iShares MSCI Emerging Markets Index ETF, Exercise Price $39.00, Expiration Date July 21, 2017**	(12,500)	(87,500)

Total WRITTEN PUT OPTIONS (Premiums received $205,351)		$(145,000)

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$198,184,246

Gross Appreciation	$32,105,036
Gross Depreciation	(6,162,651)

Net Appreciation	$25,942,385

[1]	All or a portion of the security is pledged as collateral for derivatives transactions.

[2]

144A — Security was purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2017, these securities amounted to $12,845,704 or 5.3% of net assets. These 144A securities have not been deemed illiquid.

**	Non-income producing security

ADR — American Depository Receipt

CNH — Offshore Chinese Renminbi (Yuan)

ETF — Exchange-Traded Fund

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

SP ADR — Sponsored American Depository Receipt

USD — United States Dollar

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2017 (unaudited)

Regional Weightings(a)(b)

Asia/Far East Ex-Japan	67.1%
South America	8.9%
Africa	4.7%
Eastern Europe	3.3%
Western Europe	2.8%
Middle East	2.8%
North America	2.6%

Top Ten Holdings(a)

Beauty Community PCL — NVDR	1.9%
India Grid Trust	1.9%
Gamuda BHD	1.6%
Safaricom, Ltd.	1.5%
Hyundai Development Co. Engineering & Construction	1.3%
Crompton Greaves Consumer Electricals, Ltd.	1.3%
Minth Group, Ltd.	1.2%
Elite Material Co., Ltd.	1.2%
Azul SA	1.1%
Fleury SA	1.1%

(a)	All percentages are stated as a percent of net assets at June 30, 2017.

(b)	Excludes purchased options.

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Notional Amount(4)	Buy/Sell Protection(1)(2)	Pay (Receive) Fixed Rate	Expiration Date	Implied Credit Spread(3)	Upfront Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America	Republic of Turkey, 11.875%, 1/15/30	$11,250,000	Buy	1.00%	6/20/2022	1.93%	$756,734	$(279,964)	$476,770
Morgan Stanley	Republic of Turkey, 11.875%, 1/15/30	$11,250,000	Buy	1.00%	6/20/2022	1.93%	761,051	(284,281)	476,770

Total Credit Default Swaps							$1,517,785	$(564,245)	$953,540

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(3)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2017 (unaudited)

Interest Rate Swaps

Counterparty	Notional Amount	Fixed Rate(1)	Floating Rate Index(1)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	KRW 11,500,000,000	1.9925%	3-Month KRW KWCDC	5/12/2027	$(90,200)
Morgan Stanley	KRW 12,500,000,000	1.8725%	3-Month KRW KWCDC	12/12/2026	17,292
Morgan Stanley	KRW 12,500,000,000	1.89%	3-Month KRW KWCDC	12/12/2026	596

Total Interest Rate Swaps					$(72,312)

(1)	Fund pays the floating rate and receives the fixed rate.

KRW — South Korean Won

KWCDC — Korean Won 3-month Certificate of Deposit Rate

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2017 (unaudited)

Industry	Percent of Net Assets
Airlines	2.5%
Auto Components	4.5%
Automobiles	0.5%
Beverages	0.5%
Biotechnology	0.7%
Capital Markets	0.6%
Chemicals	0.8%
Commercial Banks	5.7%
Commercial Services & Supplies	0.7%
Communications Equipment	3.5%
Construction & Engineering	5.0%
Construction Materials	1.7%
Consumer Finance	2.4%
Diversified Consumer Services	0.5%
Diversified Financial Services	0.5%
Diversified Telecommunication Services	1.0%
Electric Utilities	3.4%
Electrical Equipment	0.5%
Electronic Equipment, Instruments & Components	3.5%
Food & Staples Retailing	3.1%
Food Products	3.5%
Health Care Equipment & Supplies	0.5%
Health Care Providers & Services	3.4%

Industry	Percent of Net Assets
Hotels, Restaurants & Leisure	4.6%
Household Durables	5.0%
Information Technology Services	0.8%
Insurance	0.8%
Internet & Catalog Retail	0.5%
Internet Software & Services	1.6%
Machinery	3.0%
Media	1.6%
Metals & Mining	2.3%
Multiline Retail	1.0%
Oil, Gas & Consumable Fuels	1.6%
Other	0.2%
Personal Products	2.0%
Pharmaceuticals	1.5%
Real Estate Management & Development	2.9%
Semiconductors & Semiconductor Equipment	5.5%
Specialty Retail	1.9%
Textiles, Apparel & Luxury Goods	1.2%
Transportation Infrastructure	2.9%
Water Utilities	1.0%
Wireless Telecommunication Services	1.5%
Other Assets in Excess of Liabilities	7.6%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Frontier Emerging Markets Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $250,000 investment (minimum investment) in the Fund since May 4, 2015 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

Average Annual Total Returns as of 6/30/17	1 Year	Since Inception (5/4/15 - 6/30/17)
Driehaus Frontier Emerging Markets Fund (DRFRX)[1]	14.51%	3.01%
MSCI Frontier Markets Index-N2	19.22%	0.41%
MSCI Frontier Markets Index-G3	19.70%	0.86%

[1]	The returns for the period reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International Frontier Markets Index-Net (MSCI Frontier Markets Index-N) provides broad representation of the equity opportunity set in frontier markets while taking investability requirements into consideration within each market. Data is in U.S. dollars and is calculated with net dividend reinvestment. The benchmark has changed from the Morgan Stanley Capital International Frontier Markets Index-Gross (MSCI Frontier Markets Index-G) to the MSCI Frontier Markets Index-N because the net index is more commonly used industry wide and is a more representative comparison versus the fund because it is presented net of foreign withholding taxes. Source: Morgan Stanley Capital International Inc.

[3]

The Morgan Stanley Capital International Frontier Markets Index-Gross (MSCI Frontier Markets Index-G) provides broad representation of the equity opportunity set in frontier markets while taking investability requirements into consideration within each market. Data is in U.S. dollars and is calculated with gross dividend reinvestment. Source: Morgan Stanley Capital International Inc.

Driehaus Frontier Emerging Markets Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 94.7%
FAR EAST — 26.7%
Vietnam — 12.4%
Airports Corp. of Vietnam JSC**	385,300	$864,471
Bank for Foreign Trade of Vietnam JSC	363,236	615,221
Coteccons Construction JSC**	87,000	828,626
Ho Chi Minh City Infrastructure Investment JSC	379,220	620,606
Kinh Bac City Development Share Holding Corp.**	1,168,510	866,191
Masan Group Corp.	326,230	602,774
Mobile World Investment Corp.	100,000	547,750
Nam Long Investment Corp.	177,123	222,076
Saigon Beer Alcohol Beverage Corp.	96,620	885,396
Saigon Securities, Inc.	354,340	431,019
Vietnam Dairy Products JSC	270,584	1,876,030

		8,360,160

Bangladesh — 12.1%
Beximco Pharmaceuticals, Ltd.	739,079	1,036,242
BRAC Bank, Ltd.	2,166,854	2,169,677
British American Tobacco Bangladesh Co., Ltd.	10,360	363,689
Delta Brac Housing Finance Corp., Ltd.	733,126	1,037,902
GrameenPhone, Ltd.	243,319	1,039,755
IDLC Finance, Ltd.	930,346	817,278
Singer Bangladesh, Ltd.	247,072	584,916
Square Pharmaceuticals, Ltd.	293,447	1,056,256

		8,105,715

Sri Lanka — 2.2%
Access Engineering PLC	2,320,756	388,924
Ceylon Cold Stores PLC	56,423	324,730
Chevron Lubricants Lanka PLC	712,830	776,255

		1,489,909

Total FAR EAST		17,955,784

MIDDLE EAST — 25.1%
Pakistan — 10.8%
Adamjee Insurance Co., Ltd.	795,549	518,681
Akzo Nobel Pakistan, Ltd.	162,100	371,044
DG Khan Cement Co., Ltd.	176,400	358,621
Habib Bank, Ltd.	413,900	1,062,442
Hascol Petroleum, Ltd.	127,797	415,752
HUB Power Co., Ltd.	534,500	598,630
Hum Network, Ltd.**	3,302,151	369,740
Lucky Cement, Ltd.	135,100	1,077,527
Pak Elektron, Ltd.	923,500	971,679

	Number of Shares	Value (Note A)
United Bank, Ltd.	670,293	$1,505,650

		7,249,766

Kuwait — 5.4%
Human Soft Holding Co. KSC	104,499	1,446,353
National Bank of Kuwait SAKP	986,272	2,193,882

		3,640,235

United Arab Emirates — 3.7%
Abu Dhabi Commercial Bank PJSC	317,304	605,582
Aramex PJSC	463,615	653,832
Dubai Islamic Bank PJSC	259,639	402,925
NMC Health PLC	28,143	801,279

		2,463,618

Saudi Arabia — 2.9%
Fawaz Abdulaziz Al Hokair & Co.**	40,521	454,567
Mouwasat Medical Services Co.	9,637	406,454
Saudi Co. For Hardware LLC	37,365	1,056,128

		1,917,149

Jordan — 0.9%
Al-Eqbal Investment Co. PLC	16,473	609,982
Kazakhstan — 0.9%
KazMunaiGas Exploration Production JSC — GDR	64,262	605,991
Qatar — 0.5%
Ooredoo QSC	13,510	339,189

Total MIDDLE EAST		16,825,930

AFRICA — 15.0%
Egypt — 4.0%
Arabian Food Industries Co. DOMTY**	960,506	478,133
Commercial International Bank Egypt SAE — GDR	93,379	420,206
Egyptian Financial Group- Hermes Holding Co.	588,222	792,736
Egyptian International Pharmaceuticals EIPICO	11,781	71,856
ElSewdy Electric Co.	173,389	898,810

		2,661,741

Nigeria — 3.8%
Dangote Cement PLC	445,770	250,276
Diamond Bank PLC**	26,776,601	90,940
Guaranty Trust Bank PLC	7,305,888	696,752
Nigerian Breweries PLC	1,257,926	554,699
Zenith Bank PLC	16,821,700	962,464

		2,555,131

Kenya — 2.8%
Jubilee Holdings, Ltd.	3,030	12,856
Safaricom, Ltd.	8,371,661	1,836,599

		1,849,455

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Frontier Emerging Markets Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (Note A)
Morocco — 1.9%
Maroc Telecom	28,874	$420,277
Societe d’Exploitation des Ports	57,677	854,164

		1,274,441

Tanzania — 1.0%
Tanzania Breweries, Ltd.	113,833	681,269
Senegal — 0.9%
Sonatel	15,108	631,344
Botswana — 0.6%
Letshego Holdings, Ltd.	2,066,739	432,331

Total AFRICA		10,085,712

EUROPE — 14.3%
Romania — 7.9%
Banca Transilvania	3,432,464	2,309,151
BRD-Groupe Societe Generale SA	297,304	1,004,136
Fondul Proprietatea SA	5,757,658	1,197,363
Transgaz SA Medias	9,033	810,246

		5,320,896

Georgia — 1.9%
Georgia Healthcare Group PLC[1]**	142,195	658,859
TBC Bank Group PLC	28,022	578,119

		1,236,978

United Kingdom — 1.6%
BGEO Group PLC	8,358	380,354
KAZ Minerals PLC**	96,200	648,408

		1,028,762

Luxembourg — 0.9%
Adecoagro SA**	61,061	609,999
Poland — 0.8%
KRUK SA	6,604	548,900
Croatia — 0.6%
Valamar Riviera DD	61,979	418,825
Estonia — 0.6%
Tallink Grupp AS	385,750	400,933

Total EUROPE		9,565,293

SOUTH AMERICA — 13.6%
Argentina — 12.7%
Banco Macro SA — ADR	14,095	1,299,418
Grupo Financiero Galicia SA — ADR	35,285	1,504,552
Holcim Argentina SA	234,029	691,302
Pampa Energia SA — SP ADR**	26,417	1,554,641
Telecom Argentina SA — SP ADR	25,131	636,820
YPF SA — SP ADR	128,902	2,822,954

		8,509,687

	Number of Shares	Value (Note A)
Colombia — 0.9%
Banco Davivienda SA — Pref.	56,314	$618,672

Total SOUTH AMERICA		9,128,359

Total EQUITY SECURITIES (Cost $53,850,859)		63,561,078

EQUITY CERTIFICATES — 0.3%
FAR EAST — 0.3%
Vietnam — 0.3%
Ho Chi Minh City Infrastructure Investment JSC[2]	93,200	152,525
Nam Long Investment Corp.[2]	58,487	73,331

Total FAR EAST		225,856

Total EQUITY CERTIFICATES (Cost $160,882)		225,856

TOTAL INVESTMENTS (COST $54,011,741)	95.0%	$63,786,934
Other Assets In Excess Of Liabilities	5.0%	3,350,836

Net Assets	100.0%	$67,137,770

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$54,171,203

Gross Appreciation	$10,819,289
Gross Depreciation	(1,203,558)

Net Appreciation	$9,615,731

[1]

144A — This security was purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2017, this security amounted to $658,859 or 1.0% of net assets. This 144A security has not been deemed illiquid.

[2]

Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At June 30, 2017, the value of these restricted securities amounted to $225,856 or 0.3% of net assets. This 144A security has not been deemed illiquid.

**	Non-income producing security

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Frontier Emerging Markets Fund

Schedule of Investments

June 30, 2017 (unaudited)

Additional information on each restricted security is as follows:

Security	Counter- party	Acquisition Date(s)	Acquisition Cost
Ho Chi Minh City Infrastructure Investment JSC	MACQ	08/03/15	$113,080
Nam Long Investment Corp.	MACQ	05/04/15 to 05/07/15	$47,802

ADR — American Depository Receipt

GDR — Global Depository Receipt

MACQ — Macquarie Capital Group, Ltd.

SP ADR — Sponsored American Depository Receipt

Regional Weightings*

Asia/Far East Ex-Japan	27.0%
Middle East	25.1%
Africa	15.0%
South America	13.6%
Eastern Europe	11.8%
Western Europe	2.5%

Top Ten Holdings*

YPF SA — SP ADR	4.2%
Banca Transilvania	3.4%
National Bank of Kuwait SAKP	3.3%
BRAC Bank, Ltd.	3.2%
Vietnam Dairy Products JSC	2.8%
Safaricom, Ltd.	2.7%
Pampa Energia SA — SP ADR	2.3%
United Bank, Ltd.	2.2%
Grupo Financiero Galicia SA — ADR	2.2%
Human Soft Holding Co. KSC	2.2%

*	All percentages are stated as a percent of net assets at June 30, 2017.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Frontier Emerging Markets Fund

Schedule of Investments

June 30, 2017 (unaudited)

Industry	Percent of Net Assets
Air Freight & Logistics	1.0%
Beverages	3.6%
Capital Markets	1.8%
Chemicals	1.7%
Commercial Banks	27.4%
Construction & Engineering	1.8%
Construction Materials	3.5%
Consumer Finance	4.2%
Diversified Consumer Services	2.2%
Diversified Financial Services	1.8%
Diversified Telecommunication Services	3.0%
Electric Utilities	2.3%
Electrical Equipment	2.8%
Food Products	5.3%
Health Care Providers & Services	2.8%
Hotels, Restaurants & Leisure	0.6%

Industry	Percent of Net Assets
Household Durables	0.9%
Independent Power Producers & Energy Traders	0.9%
Insurance	0.8%
Marine	0.6%
Media	0.6%
Metals & Mining	1.0%
Oil, Gas & Consumable Fuels	6.3%
Pharmaceuticals	3.2%
Real Estate Management & Development	1.7%
Specialty Retail	3.7%
Tobacco	1.5%
Transportation Infrastructure	3.7%
Wireless Telecommunication Services	4.3%
Other Assets in Excess of Liabilities	5.0%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund over the last 10 fiscal year periods (which includes performance of the Predecessor Limited Partnership), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

	Fund Only				Including Predecessor Limited Partnership
Average Annual Total Returns as of 6/30/17	1 Year	3 Years	5 Years	Since Inception (9/17/07 - 6/30/17)	10 Years
Driehaus International Small Cap Growth Fund (DRIOX)[1]	17.36%	5.42%	12.15%	5.80%	5.35%
MSCI AC World ex USA Small Cap Growth Index-N2	17.17%	3.78%	9.77%	3.08%	2.56%
MSCI AC World ex USA Small Cap Growth Index-G3	17.48%	4.04%	10.04%	3.34%	2.81%

[1]

The Driehaus International Small Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus International Opportunities Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on August 1, 2002, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets on September 17, 2007. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for the periods prior to January 1, 2010, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International All Country World ex USA Small Cap Growth Index-Net (MSCI AC World ex USA Small Cap Growth Index-N) is a market capitalization-weighted index designed to measure equity market performance in global developed markets and emerging markets, excluding the U.S., and is composed of stocks which

Driehaus International Small Cap Growth Fund

Performance Overview (unaudited)

are categorized as small capitalization growth stocks. Data is in U.S. dollars and is calculated with net dividend reinvestment. The benchmark has changed from the Morgan Stanley Capital International All Country World ex USA Small Cap Growth Index-Gross (MSCI AC World ex USA Small Cap Growth Index-G) to the MSCI AC World ex USA Small Cap Growth Index-N because the net index is more commonly used industry wide and is a more representative comparison versus the fund because it is presented net of foreign withholding taxes. Source: Morgan Stanley Capital International Inc.

[3]

The Morgan Stanley Capital International All Country World ex USA Small Cap Growth Index-Gross (MSCI AC World ex USA Small Cap Growth Index-G) is a market capitalization-weighted index designed to measure equity performance in global developed markets and emerging markets, excluding the U.S., and is composed of stocks which are categorized as small capitalization growth stocks. Data is in U.S. dollars and is calculated with gross dividend reinvestment. Source: Morgan Stanley Capital International, Inc.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 96.2%
EUROPE — 54.9%
United Kingdom — 14.5%
Abcam PLC	215,195	$2,728,546
Balfour Beatty PLC	1,044,097	3,679,865
Clinigen Group PLC	319,786	3,586,128
Croda International PLC	56,625	2,865,250
Dechra Pharmaceuticals PLC	65,278	1,445,370
Fevertree Drinks PLC	101,712	2,258,706
GKN PLC	494,218	2,098,454
JD Sports Fashion PLC	534,030	2,434,428
Rentokil Initial PLC	631,512	2,247,939
Scapa Group PLC	444,861	2,743,516
Sophos Group PLC[1]	644,109	3,719,789
Spirax-Sarco Engineering PLC	25,542	1,779,803
SSP Group PLC	254,247	1,575,591
Vesuvius PLC	593,595	4,101,463
Worldpay Group PLC[1]	902,126	3,698,836

		40,963,684

Germany — 10.8%
ADO Properties SA1	65,918	2,788,306
AIXTRON SE**	416,088	2,925,077
Carl Zeiss Meditec AG	83,847	4,351,609
CTS Eventim AG & Co., KGaA	70,537	3,119,438
Deutsche Lufthansa AG	142,610	3,245,431
Hypoport AG**	10,348	1,341,456
KION Group AG	38,505	2,943,046
Puma SE	14,003	5,381,033
Vapiano SE1**	104,243	2,714,599
zooplus AG**	7,835	1,557,085

		30,367,080

France — 5.6%
Air France-KLM**	347,815	4,959,762
Alten SA	19,001	1,568,840
IPSOS	36,319	1,362,678
Maisons du Monde SA1	93,210	3,626,560
Teleperformance	33,322	4,268,294

		15,786,134

Austria — 3.8%
ams AG	43,394	2,817,058
BUWOG AG	79,957	2,297,232
RHI AG	59,332	2,199,013
S&T AG	48,305	726,887
Wienerberger AG	119,503	2,714,799

		10,754,989

Finland — 3.2%
Cramo OYJ	75,040	2,245,526
Orion OYJ — B	21,725	1,387,061
Outokumpu OYJ	172,368	1,376,125
Valmet OYJ	207,325	4,027,912

		9,036,624

	Number of Shares	Value (Note A)
Switzerland — 3.1%
Coca-Cola HBC AG	86,286	$2,537,625
Dufry AG**	11,601	1,900,633
Wizz Air Holdings PLC[1]**	77,515	2,444,239
Ypsomed Holding AG	9,643	1,949,919

		8,832,416

Sweden — 2.7%
Com Hem Holding AB	241,138	3,348,861
Probi AB	23,327	1,605,952
Saab AB — B	55,781	2,754,388

		7,709,201

Italy — 2.1%
Azimut Holding SpA	161,062	3,228,451
Maire Tecnimont SpA	576,556	2,678,838

		5,907,289

Luxembourg — 1.7%
APERAM SA	42,332	1,967,828
B&M European Value Retail SA	608,697	2,685,218

		4,653,046

Denmark — 1.7%
Christian Hansen Holding AS	19,351	1,407,405
FLSmidth & Co., AS	51,276	3,240,217

		4,647,622

Turkey — 1.4%
Turk Hava Yollari AO**	1,776,025	4,063,437
Belgium — 1.2%
Bekaert SA	64,113	3,261,888
Russia — 1.0%
X5 Retail Group NV — GDR**	78,220	2,710,323
Netherlands — 0.8%
Aalberts Industries NV	59,701	2,377,021
Norway — 0.8%
Skandiabanken ASA[1]	238,039	2,252,443
Jersey — 0.5%
Sanne Group PLC	177,796	1,477,426

Total EUROPE		154,800,623

FAR EAST — 27.8%
Japan — 19.6%
Asahi Intecc Co., Ltd.	30,625	1,391,365
Daifuku Co., Ltd.	90,175	2,689,817
Itochu Techno-Solutions Corp.	102,924	3,596,278
Izumi Co., Ltd.	67,162	3,809,678
Japan Lifeline Co., Ltd.	83,911	3,547,427
Koito Manufacturing Co., Ltd.	38,725	1,990,047
Kose Corp.	26,796	2,923,200
Kusuri no Aoki Holdings Co., Ltd.	28,932	1,515,088
M&A Capital Partners Co., Ltd.**	38,015	1,754,148

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (Note A)
Minebea Mitsumi, Inc.	134,891	$2,164,732
Morinaga & Co., Ltd.	39,503	2,240,757
Nichias Corp.	140,508	1,622,760
Nichirei Corp.	50,176	1,405,240
Nifco, Inc.	35,698	1,913,838
Nihon M&A Center, Inc.	65,083	2,378,227
NOK Corp.	111,600	2,355,531
PALTAC Corp.	77,460	2,606,678
Pola Orbis Holdings, Inc.	55,127	1,451,755
Ryohin Keikaku Co., Ltd.	14,271	3,561,565
Seria Co., Ltd.	29,717	1,434,659
Sinfonia Technology Co., Ltd.	354,755	1,460,338
Start Today Co., Ltd.	90,129	2,215,663
TechnoPro Holdings, Inc.	75,649	3,040,084
Tokyo Tatemono Co., Ltd.	164,269	2,149,846

		55,218,721

China — 2.8%
China Medical System Holdings, Ltd.	1,200,782	2,076,293
China Railway Signal & Communication Corp., Ltd. — H1	2,798,226	2,157,596
Haier Electronics Group Co., Ltd.	1,388,062	3,609,073

		7,842,962

Australia — 2.4%
ALS, Ltd.	229,706	1,315,309
BlueScope Steel, Ltd.	170,257	1,728,650
NEXTDC, Ltd.**	1,074,889	3,725,971

		6,769,930

South Korea — 2.0%
BGF retail Co., Ltd.	12,355	1,090,639
Hugel, Inc.**	6,423	3,140,907
Koh Young Technology, Inc.	30,404	1,594,406

		5,825,952

Philippines — 0.5%
Metro Pacific Investments Corp.	11,183,384	1,416,207
Indonesia — 0.5%
PT Bumi Serpong Damai Tbk	9,833,519	1,350,241

Total FAR EAST		78,424,013

NORTH AMERICA — 12.3%
Canada — 11.1%
Advantage Oil & Gas, Ltd.**	165,237	1,117,465
CAE, Inc.	168,855	2,911,473
Canada Goose Holdings, Inc.**	122,477	2,418,921
CCL Industries, Inc. — B	49,130	2,485,672

	Number of Shares	Value (Note A)
CES Energy Solutions Corp.	515,126	$2,295,981
Dollarama, Inc.	35,534	3,395,295
Enerflex, Ltd.	91,997	1,335,120
Hudbay Minerals, Inc.	368,522	2,131,335
Kelt Exploration, Ltd.**	314,685	1,523,922
Kinaxis, Inc.**	36,555	2,275,949
New Flyer Industries, Inc.	79,262	3,315,215
Parex Resources, Inc.**	213,344	2,426,607
Parkland Fuel Corp.	160,086	3,667,609

		31,300,564

Mexico — 0.7%
Promotora y Operadora de Infraestructura SAB de CV	171,814	2,052,443
United States — 0.5%
Nexteer Automotive Group, Ltd.	855,039	1,340,473

Total NORTH AMERICA		34,693,480

SOUTH AMERICA — 0.6%
Uruguay — 0.6%
Arcos Dorados Holdings, Inc. — A**	222,013	1,653,997

Total SOUTH AMERICA		1,653,997

AFRICA — 0.6%
South Africa — 0.6%
Clicks Group, Ltd.	147,762	1,581,248

Total AFRICA		1,581,248

Total EQUITY SECURITIES (Cost $224,143,063)		271,153,361

TOTAL INVESTMENTS (COST $224,143,063)	96.2%	$271,153,361
Other Assets In Excess Of Liabilities	3.8%	10,577,526

Net Assets	100.0%	$281,730,887

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$224,733,957

Gross Appreciation	$50,018,318
Gross Depreciation	(3,598,914)

Net Appreciation	$46,419,404

[1]

144A — This security was purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2017, these securities amounted to $23,402,368 or 8.3% of net assets. These 144A securities have not been deemed illiquid.

**	Non-income producing security

GDR — Global Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2017 (unaudited)

Regional Weightings*

Western Europe	52.5%
Japan	19.6%
North America	12.3%
Asia/Far East Ex-Japan	8.2%
Eastern Europe	2.4%
South America	0.6%
Africa	0.6%

Top Ten Holdings*

Puma SE	1.9%
Air France-KLM	1.8%
Carl Zeiss Meditec AG	1.5%
Teleperformance	1.5%
Vesuvius PLC	1.5%
Turk Hava Yollari AO	1.4%
Valmet OYJ	1.4%
Izumi Co., Ltd.	1.4%
NEXTDC, Ltd.	1.3%
Sophos Group PLC	1.3%

*	All percentages are stated as a percent of net assets at June 30, 2017.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2017 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	2.0%
Airlines	5.2%
Auto Components	3.4%
Beverages	1.7%
Biotechnology	2.7%
Building Products	0.6%
Capital Markets	2.3%
Chemicals	2.5%
Commercial Banks	0.8%
Commercial Services & Supplies	0.8%
Computers & Peripherals	0.3%
Construction & Engineering	3.4%
Construction Materials	1.7%
Containers & Packaging	0.9%
Distributors	0.9%
Diversified Financial Services	1.0%
Diversified Telecommunication Services	1.2%
Electrical Equipment	0.5%
Electronic Equipment, Instruments & Components	0.8%
Energy Equipment & Services	1.3%
Food & Staples Retailing	2.5%
Food Products	1.3%
Health Care Equipment & Supplies	2.7%

Industry	Percent of Net Assets
Health Care Providers & Services	1.3%
Hotels, Restaurants & Leisure	2.1%
Household Durables	1.3%
Information Technology Services	3.1%
Internet & Catalog Retail	1.3%
Internet Software & Services	1.3%
Life Sciences Tools & Services	1.3%
Machinery	8.3%
Media	1.6%
Metals & Mining	3.7%
Multiline Retail	5.3%
Oil, Gas & Consumable Fuels	3.1%
Personal Products	1.6%
Pharmaceuticals	1.7%
Professional Services	3.9%
Real Estate Management & Development	3.0%
Semiconductors & Semiconductor Equipment	2.6%
Software	2.1%
Specialty Retail	2.8%
Textiles, Apparel & Luxury Goods	2.8%
Trading Companies & Distributors	0.8%
Transportation Infrastructure	0.7%
Other Assets in Excess of Liabilities	3.8%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

24

Driehaus Micro Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund over the last 10 fiscal year periods (which includes performance of the Predecessor Limited Partnership), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

	Fund Only			Including Predecessor Limited Partnership
Average Annual Total Returns as of 6/30/17	1 Year	3 Years	Since Inception (11/18/13 - 6/30/17)	5 Years	10 Years
Driehaus Micro Cap Growth Fund (DMCRX)[1]	32.95%	11.90%	11.56%	19.80%	9.04%
Russell Microcap® Growth Index[2]	22.71%	4.61%	6.12%	12.76%	5.57%

[1]

The Driehaus Micro Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Micro Cap Fund, L.P. (the “Predecessor Limited Partnership”), one of the Fund’s predecessors, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on July 1, 1996, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets together with the assets of the Driehaus Institutional Micro Cap Fund, L.P. on November 18, 2013. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Russell Microcap® Growth Index is constructed to provide a comprehensive and unbiased barometer of the micro cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate microcap growth manager's opportunity set.

25

Driehaus Micro Cap Growth Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 99.6%
HEALTH CARE — 31.8%
Health Care Equipment & Supplies — 12.0%
AxoGen, Inc.**	275,201	$4,609,617
Cardiovascular Systems, Inc.**	136,050	4,384,891
CryoLife, Inc.**	85,216	1,700,059
Inogen, Inc.**	54,387	5,189,608
iRhythm Technologies, Inc.**	77,362	3,287,111
K2M Group Holdings, Inc.**	110,809	2,699,307
LeMaitre Vascular, Inc.[1]	84,753	2,645,989
Merit Medical Systems, Inc.**	43,413	1,656,206
OraSure Technologies, Inc.**	132,380	2,284,879
Sientra, Inc.**	153,759	1,494,537
Tactile Systems Technology, Inc.[1]**	202,186	5,778,476

		35,730,680

Biotechnology — 9.7%
Audentes Therapeutics, Inc.**	126,877	2,427,157
Blueprint Medicines Corp.**	91,377	4,630,073
Concert Pharmaceuticals, Inc.**	102,984	1,436,627
CytomX Therapeutics, Inc.**	121,521	1,883,575
Global Blood Therapeutics, Inc.**	66,066	1,806,905
Immunomedics, Inc.**	298,335	2,634,298
La Jolla Pharmaceutical Co.**	50,743	1,510,619
Loxo Oncology, Inc.**	69,973	5,611,135
Natera, Inc.**	245,048	2,661,221
Otonomy, Inc.**	87,323	1,646,039
Ovid Therapeutics, Inc.**	91,921	964,251
Sunesis Pharmaceuticals, Inc.[1]**	124,561	336,315
Versartis, Inc.**	88,276	1,540,416

		29,088,631

Health Care Providers & Services — 4.7%
BioTelemetry, Inc.**	88,886	2,973,237
Teladoc, Inc.**	153,619	5,330,579
Tivity Health, Inc.**	144,134	5,743,740

		14,047,556

Pharmaceuticals — 3.6%
Aclaris Therapeutics, Inc.**	63,093	1,711,082
Aerie Pharmaceuticals, Inc.**	34,211	1,797,788
Foamix Pharmaceuticals, Ltd.[1]**	215,979	1,002,143
Heska Corp.**	13,656	1,393,868
Intersect ENT, Inc.**	78,671	2,198,854
MyoKardia, Inc.[1]**	111,493	1,460,558
Paratek Pharmaceuticals, Inc.**	55,515	1,337,911

		10,902,204

	Number of Shares	Value (Note A)
Health Care Technology — 1.2%
Vocera Communications, Inc.**	132,193	$3,492,539
Life Sciences Tools & Services — 0.6%
NeoGenomics, Inc.**	209,334	1,875,633

Total HEALTH CARE		95,137,243

INFORMATION TECHNOLOGY — 24.9%
Semiconductors & Semiconductor Equipment — 9.6%
Axcelis Technologies, Inc.**	177,801	3,724,931
AXT, Inc.**	263,822	1,675,270
CEVA, Inc.**	18,478	839,825
CyberOptics Corp.**	40,413	834,528
Everspin Technologies, Inc.[1]**	172,767	3,451,885
Ichor Holdings, Ltd.**	212,867	4,291,399
Impinj, Inc.**	82,363	4,006,960
MagnaChip Semiconductor Corp.**	233,865	2,291,877
Sequans Communications SA — ADR**	357,757	1,184,176
SMART Global Holdings, Inc.**	243,062	3,935,174
Veeco Instruments, Inc.**	82,372	2,294,060

		28,530,085

Internet Software & Services — 6.8%
Alteryx, Inc. — A**	154,000	3,006,080
Angie’s List, Inc.**	171,076	2,188,062
Five9, Inc.**	122,004	2,625,526
GTT Communications, Inc.**	186,959	5,917,252
Mimecast, Ltd.**	142,271	3,810,017
Q2 Holdings, Inc.**	77,826	2,875,671

		20,422,608

Software — 5.0%
8X8, Inc.**	96,472	1,403,668
Everbridge, Inc.**	114,506	2,789,366
Materialise NV — ADR**	64,395	764,369
PROS Holdings, Inc.**	123,837	3,391,895
Talend SA — ADR**	44,460	1,546,319
Telenav, Inc.**	208,179	1,686,250
Varonis Systems, Inc.**	93,773	3,488,356

		15,070,223

Communications Equipment — 2.1%
Extreme Networks, Inc.**	79,134	729,615
Oclaro, Inc.**	424,266	3,962,644
Quantenna Communications, Inc.**	88,135	1,674,565

		6,366,824

Electronic Equipment, Instruments & Components — 0.9%
Control4 Corp.**	128,347	2,516,885
Information Technology Services — 0.5%
Everi Holdings, Inc.**	217,993	1,586,989

Total INFORMATION TECHNOLOGY		74,493,614

Notes to Financial Statements are an integral part of this Schedule.

26

Driehaus Micro Cap Growth Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (Note A)
CONSUMER DISCRETIONARY — 15.9%
Auto Components — 3.1%
Fox Factory Holding Corp.**	152,124	$5,415,614
Modine Manufacturing Co.**	242,035	4,005,679

		9,421,293

Leisure Equipment & Products — 2.7%
Callaway Golf Co.	228,393	2,918,863
Malibu Boats, Inc. — A**	116,494	3,013,700
MCBC Holdings, Inc.**	109,621	2,143,091

		8,075,654

Hotels, Restaurants & Leisure — 2.6%
Del Taco Restaurants, Inc.**	148,020	2,035,275
Eldorado Resorts, Inc.**	112,216	2,244,320
Golden Entertainment, Inc.**	68,926	1,427,457
Red Robin Gourmet
Burgers, Inc.**	32,033	2,090,153

		7,797,205

Specialty Retail — 2.5%
Lumber Liquidators Holdings, Inc.**	63,006	1,578,930
MarineMax, Inc.**	95,445	1,865,950
Sportsman’s Warehouse Holdings, Inc.**	247,734	1,337,764
Tile Shop Holdings, Inc.	125,125	2,583,831

		7,366,475

Household Durables — 2.0%
Century Communities, Inc.**	78,007	1,934,574
SodaStream International, Ltd.**	20,277	1,085,225
William Lyon Homes — A**	127,844	3,086,154

		6,105,953

Diversified Consumer Services — 1.7%
Chegg, Inc.**	185,876	2,284,416
Strayer Education, Inc.	29,045	2,707,575

		4,991,991

Internet & Catalog Retail — 1.3%
Nutrisystem, Inc.	35,439	1,844,600
PetMed Express, Inc.	47,179	1,915,467

		3,760,067

Total CONSUMER DISCRETIONARY		47,518,638

INDUSTRIALS — 13.8%
Machinery — 2.9%
Altra Industrial Motion Corp.	36,366	1,447,367
Columbus McKinnon Corp.	55,998	1,423,469
Federal Signal Corp.	121,489	2,109,049
Hyster-Yale Materials Handling, Inc.	14,914	1,047,709
Kadant, Inc.	15,682	1,179,286

	Number of Shares	Value (Note A)
Kornit Digital, Ltd.**	81,631	$1,579,560

		8,786,440

Trading Companies & Distributors — 2.3%
Foundation Building Materials, Inc.**	125,772	1,617,428
SiteOne Landscape Supply, Inc.**	57,428	2,989,702
Titan Machinery, Inc.**	119,648	2,151,271

		6,758,401

Building Products — 2.1%
Patrick Industries, Inc.**	36,104	2,630,176
PGT Innovations, Inc.**	149,145	1,909,056
Ply Gem Holdings, Inc.**	90,552	1,625,408

		6,164,640

Commercial Services & Supplies — 1.6%
Casella Waste Systems, Inc. — A**	144,557	2,372,180
Hudson Technologies, Inc.**	259,110	2,189,479
SP Plus Corp.**	5,825	177,954

		4,739,613

Aerospace & Defense — 1.5%
Kratos Defense & Security Solutions, Inc.**	223,248	2,649,954
Mercury Systems, Inc.**	40,473	1,703,509

		4,353,463

Air Freight & Logistics — 1.2%
Air Transport Services Group, Inc.**	171,076	3,726,035
Electrical Equipment — 1.0%
TPI Composites, Inc.**	155,652	2,876,449
Road & Rail — 0.7%
Saia, Inc.**	41,178	2,112,431
Construction & Engineering — 0.5%
NV5 Global, Inc.**	38,900	1,653,250

Total INDUSTRIALS		41,170,722

FINANCIALS — 6.5%
Commercial Banks — 3.7%
Franklin Financial Network, Inc.**	47,420	1,956,075
Live Oak Bancshares, Inc.	135,958	3,290,184
Preferred Bank/Los Angeles CA	26,483	1,416,046
Seacoast Banking Corp. of Florida**	96,693	2,330,301
TriState Capital Holdings, Inc.**	87,370	2,201,724

		11,194,330

Real Estate Investment Trust — 1.3%
Altisource Residential Corp.	147,416	1,907,563
Monmouth Real Estate Investment Corp.	132,817	1,998,896

		3,906,459

Notes to Financial Statements are an integral part of this Schedule.

27

Driehaus Micro Cap Growth Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Number of Shares	Value (Note A)
Thrifts & Mortgage Finance — 0.9%
Meta Financial Group, Inc.	15,122	$1,345,858
NMI Holdings, Inc. — A**	124,018	1,420,006

		2,765,864

Insurance — 0.6%
Health Insurance Innovations, Inc. — A**	70,909	1,666,362

Total FINANCIALS		19,533,015

CONSUMER STAPLES — 2.9%
Food Products — 1.7%
Calavo Growers, Inc.	29,318	2,024,408
Freshpet, Inc.**	178,184	2,957,854

		4,982,262

Beverages — 1.2%
MGP Ingredients, Inc.	42,487	2,174,060
Primo Water Corp.**	115,561	1,467,625

		3,641,685

Total CONSUMER STAPLES		8,623,947

MATERIALS — 2.3%
Chemicals — 1.7%
AdvanSix, Inc.**	100,720	3,146,493
Ferro Corp.**	117,151	2,142,692

		5,289,185

Construction Materials — 0.6%
US Concrete, Inc.**	21,666	1,701,864

Total MATERIALS		6,991,049

ENERGY — 1.5%
Energy Equipment & Services — 1.5%
Mammoth Energy Services, Inc.**	76,638	1,425,467
NCS Multistage Holdings, Inc.**	46,595	1,173,262
Solaris Oilfield Infrastructure, Inc. — A**	157,101	1,811,375

		4,410,104

Oil, Gas & Consumable Fuels — 0.0%
Rosehill Resources, Inc. [1]**	48,234	52,575

Total ENERGY		4,462,679

Total EQUITY SECURITIES (Cost $233,354,233)		297,930,907

TOTAL INVESTMENTS (COST $233,354,233)	99.6%	$297,930,907
Other Assets In Excess Of Liabilities	0.4%	1,104,284

Net Assets	100.0%	$299,035,191

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$237,902,321

Gross Appreciation	$69,529,423
Gross Depreciation	(9,500,837)

Net Appreciation	$60,028,586

[1]

Pursuant to procedures adopted by Driehaus Mutual Funds’ (the “Trust”) Board of Trustees, this security has been determined to be illiquid by Driehaus Capital Management LLC (the “Adviser”), the Fund’s investment adviser.

**	Non-income producing security

ADR — American Depository Receipt

Top Ten Holdings*

GTT Communications, Inc.	2.0%
Tactile Systems Technology, Inc.	1.9%
Tivity Health, Inc.	1.9%
Loxo Oncology, Inc.	1.9%
Fox Factory Holding Corp.	1.8%
Teladoc, Inc.	1.8%
Inogen, Inc.	1.7%
Blueprint Medicines Corp.	1.5%
AxoGen, Inc.	1.5%
Cardiovascular Systems, Inc.	1.5%

*	All percentages are stated as a percent of net assets at June 30, 2017.

Notes to Financial Statements are an integral part of this Schedule.

28

Driehaus Micro Cap Growth Fund

Schedule of Investments

June 30, 2017 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	1.5%
Air Freight & Logistics	1.2%
Auto Components	3.1%
Beverages	1.2%
Biotechnology	9.7%
Building Products	2.1%
Chemicals	1.7%
Commercial Banks	3.7%
Commercial Services & Supplies	1.6%
Communications Equipment	2.1%
Construction & Engineering	0.5%
Construction Materials	0.6%
Diversified Consumer Services	1.7%
Electrical Equipment	1.0%
Electronic Equipment, Instruments & Components	0.9%
Energy Equipment & Services	1.5%
Food Products	1.7%
Health Care Equipment & Supplies	12.0%
Health Care Providers & Services	4.7%
Health Care Technology	1.2%

Industry	Percent of Net Assets
Hotels, Restaurants & Leisure	2.6%
Household Durables	2.0%
Information Technology Services	0.5%
Insurance	0.6%
Internet & Catalog Retail	1.3%
Internet Software & Services	6.8%
Leisure Equipment & Products	2.7%
Life Sciences Tools & Services	0.6%
Machinery	2.9%
Oil, Gas & Consumable Fuels	0.0%
Pharmaceuticals	3.6%
Real Estate Investment Trust	1.3%
Road & Rail	0.7%
Semiconductors & Semiconductor Equipment	9.6%
Software	5.0%
Specialty Retail	2.5%
Thrifts & Mortgage Finance	0.9%
Trading Companies & Distributors	2.3%
Other Assets in Excess of Liabilities	0.4%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

29

Statements of Assets and Liabilities

June 30, 2017 (unaudited)

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund
ASSETS:
Investments, at cost	$1,126,611,836	$196,298,281

Investments, at fair value	$1,425,115,219	$224,126,631
Foreign currency, at fair value*	160,395	5,726,933
Cash	95,140,944	7,163,999
Swaps, at fair value	—	971,428
Collateral held at custodian for the benefit of brokers	—	613,434
Receivables:
Dividends	6,450,535	318,109
Investment securities sold	19,156,772	1,979,145
Fund shares sold	1,320,255	5,600,012
Foreign taxes	563,882	443,107
Net unrealized appreciation on unsettled foreign currency transactions	—	16,081
Prepaid expenses	2,124	27,078

TOTAL ASSETS	1,547,910,126	246,985,957

LIABILITIES:
Payables:
Investment securities purchased	29,434,075	3,597,779
Fund shares redeemed	2,135,747	262,362
Net unrealized depreciation on unsettled foreign currency transactions	54,445	—
Foreign currency overdraft*	—	—
Due to affiliates	1,856,639	295,755
Accrued foreign capital gains taxes	—	—
Audit and tax fees	28,936	24,515
Accrued expenses	239,862	101,324
Swaps, at fair value	—	90,200
Written options outstanding, at fair value (premiums received $205,351)	—	145,000

TOTAL LIABILITIES	33,749,704	4,516,935

NET ASSETS	$1,514,160,422	$242,469,022

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	45,297,582	19,800,206

NET ASSET VALUE	$33.43	$12.25

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2017:
Paid-in capital	$1,349,225,170	$286,377,305
Accumulated net investment income (loss)	2,666,018	(701,338)
Accumulated net realized gain (loss)	(136,187,462)	(70,471,542)
Unrealized net foreign exchange gain (loss)	(46,687)	12,453
Unrealized net appreciation (depreciation) on swap contracts	—	(636,557)
Unrealized net appreciation (depreciation) on written options	—	60,351
Unrealized net appreciation (depreciation) on investments	298,503,383	27,828,350

NET ASSETS	$1,514,160,422	$242,469,022

*	The cost of foreign currency was $160,538, $5,734,067, $1,322,162, ($19,347) and $0, respectively.

Notes to Financial Statements are an integral part of this Statement.

30

Statements of Assets and Liabilities

June 30, 2017 (unaudited)

Driehaus Frontier Emerging Markets Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund

$54,011,741	$224,143,063	$233,354,233

$63,786,934	$271,153,361	$297,930,907
1,321,934	—	—
1,407,047	14,162,464	989,504
—	—	—
—	—	—

286,584	711,061	35,516
911,530	3,228,946	9,395,779
—	165	205,042
—	—	—

—	—	—
11,140	1,268	18,285

67,725,169	289,257,265	308,575,033

232,691	7,051,168	8,813,750
—	9,013	343,112

3,310	6,736	—
—	19,166	—
86,715	349,599	301,761
170,563	—	—
28,959	28,887	23,159
65,161	61,809	58,060
—	—	—
—	—	—

587,399	7,526,378	9,539,842

$67,137,770	$281,730,887	$299,035,191

6,334,372	24,688,651	21,661,390

$10.60	$11.41	$13.80

$58,917,354	$212,177,760	$223,306,212
901,669	78,627	(1,888,335)
(2,457,484)	22,476,216	13,040,640
1,038	(12,014)	—
—	—	—
—	—	—
9,775,193	47,010,298	64,576,674

$67,137,770	$281,730,887	$299,035,191

Notes to Financial Statements are an integral part of this Statement.

31

Statements of Operations

For the Six Months Ended June 30, 2017 (unaudited)

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund
INVESTMENT INCOME (LOSS):
Income:
Dividends*	$16,331,594	$2,563,363

Total income	16,331,594	2,563,363

Expenses:
Investment advisory fee	10,678,485	1,915,070
Administration fee	381,136	128,953
Professional fees	116,075	26,668
Audit and tax fees	42,667	53,808
Federal and state registration fees	38,048	23,097
Custodian fees	202,977	91,660
Transfer agent fees	172,267	36,654
Trustees’ fees	53,781	26,274
Chief compliance officer fees	8,293	8,293
Reports to shareholders	62,304	18,549
Miscellaneous	40,171	21,454

Total expenses	11,796,204	2,350,480

Investment advisory fees recaptured (waived)	—	—
Transfer agent fees waived	—	—
Fees paid indirectly	(55,877)	(21,643)

Net expenses	11,740,327	2,328,837

Net investment income (loss)	4,591,267	234,526

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
WRITTEN OUTSTANDING OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from security transactions	54,653,942	18,229,116
Net realized foreign exchange gain (loss)	(603,713)	9,579
Net realized gain (loss) on forward foreign currency contracts	—	(2,175,906)
Net realized gain (loss) on written options	—	925,642
Net realized gain (loss) on swap contracts	—	(288,503)
Net change in unrealized foreign exchange gain (loss)	(29,886)	(941)
Net change in unrealized appreciation (depreciation) on swap contracts	—	(540,362)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	2,188,223
Net change in unrealized appreciation (depreciation) on written options	—	(88,927)
Net change in unrealized appreciation (depreciation) on investments	193,946,000	18,033,778

Net realized and unrealized gain (loss) on investments, written options and foreign currency transactions	247,966,343	36,291,699

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$252,557,610	$36,526,225

*	Dividends are net of $1,612,495, $392,182, $136,332, $282,032 and $0 non-reclaimable foreign taxes withheld, respectively.

Notes to Financial Statements are an integral part of this Statement.

32

Statements of Operations

For the Six Months Ended June 30, 2017 (unaudited)

Driehaus Frontier Emerging Markets Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund

$1,684,124	$2,361,191	$214,402

1,684,124	2,361,191	214,402

581,694	1,983,452	2,112,799
64,162	127,393	132,931
12,550	27,271	33,731
29,371	28,486	22,493
10,621	12,684	18,018
80,531	28,162	18,167
18,614	26,243	27,660
21,088	26,283	29,664
8,293	8,293	8,293
8,907	12,592	25,907
15,380	19,957	19,825

851,211	2,300,816	2,449,488

(72,623)	—	—
(3,000)	—	—
(2,993)	(18,252)	(30,570)

772,595	2,282,564	2,418,918

911,529	78,627	(2,204,516)

976,695	25,226,282	31,877,684
(658,230)	(38,501)	—
—	—	—
—	—	—
—	—	—
156	13,235	—
—	—	—
—	—	—
—	—	—
6,685,099	28,076,209	(5,342,290)

7,003,720	53,277,225	26,535,394

$7,915,249	$53,355,852	$24,330,878

Notes to Financial Statements are an integral part of this Statement.

33

Statements of Changes in Net Assets

	Driehaus Emerging Markets Growth Fund		Driehaus Emerging Markets Small Cap Growth Fund
	For the six month period January 1, 2017 through June 30, 2017 (unaudited)	For the year ended December 31, 2016	For the six month period January 1, 2017 through June 30, 2017 (unaudited)	For the year ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$4,591,267	$1,490,264	$234,526	$(1,029,545)
Net realized gain (loss) on investments, written options and foreign currency transactions	54,050,229	(2,175,940)	16,699,928	(18,192,328)
Net change in unrealized gain (loss) on investments, written options and foreign currency transactions	193,916,114	80,241,657	19,591,771	(18,713,592)

Net increase (decrease) in net assets resulting from operations	252,557,610	79,555,981	36,526,225	(37,935,465)

Distributions to shareholders:
Net investment income	—	(5,290,378)	—	(450,242)
Capital gains	—	—	—	—

Total distributions to shareholders	—	(5,290,378)	—	(450,242)

Capital share transactions:
Proceeds from shares sold	127,757,828	309,521,714	45,830,938	129,130,689
Reinvestment of distributions	—	4,691,045	—	313,519
Cost of shares redeemed	(202,051,974)	(415,113,177)	(101,282,369)	(262,403,964)
Redemption fees	24,224	86,534	7,299	14,640

Net increase (decrease) in net assets derived from capital share transactions	(74,269,922)	(100,813,884)	(55,444,132)	(132,945,116)

Total increase (decrease) in net assets	178,287,688	(26,548,281)	(18,917,907)	(171,330,823)

NET ASSETS:

Beginning of period	$1,335,872,734	$1,362,421,015	$261,386,929	$432,717,752

End of period	$1,514,160,422	$1,335,872,734	$242,469,022	$261,386,929

Accumulated net investment income (loss)	$2,666,018	$(1,925,249)	$(701,338)	$(935,864)

Capital share transactions are as follows:
Shares issued	4,094,051	11,334,611	3,980,880	11,418,322
Shares reinvested	—	170,089	—	29,916
Shares redeemed	(6,545,495)	(15,124,739)	(8,705,945)	(23,426,218)

Net increase (decrease) from capital share transactions	(2,451,444)	(3,620,039)	(4,725,065)	(11,977,980)

Notes to Financial Statements are an integral part of this Statement.

34

Statements of Changes in Net Assets

Driehaus Frontier Emerging Markets Fund		Driehaus International Small Cap Growth Fund		Driehaus Micro Cap Growth Fund
For the six month period January 1, 2017 through June 30, 2017 (unaudited)	For the year ended December 31, 2016	For the six month period January 1, 2017 through June 30, 2017 (unaudited)	For the year ended December 31, 2016	For the six month period January 1, 2017 through June 30, 2017 (unaudited)	For the year ended December 31, 2016

$911,529	$655,562	$78,627	$(469,325)	$(2,204,516)	$(2,857,287)
318,465	(1,265,767)	25,187,781	(1,844,526)	31,877,684	(221,102)
6,685,255	3,667,819	28,089,444	(18,121,774)	(5,342,290)	52,521,417

7,915,249	3,057,614	53,355,852	(20,435,625)	24,330,878	49,443,028

—	(420,026)	—	—	—	—
—	—	—	(3,539,778)	—	—

—	(420,026)	—	(3,539,778)	—	—

2,210,717	63,249,508	9,441,883	21,691,545	35,741,942	165,744,856
—	419,165	—	3,236,249	—	—
(16,305,407)	(12,560,154)	(51,469,254)	(71,803,138)	(157,635,711)	(100,792,906)
40	1,432	1,030	3,469	8,430	16,537

(14,094,650)	51,109,951	(42,026,341)	(46,871,875)	(121,885,339)	64,968,487

(6,179,401)	53,747,539	11,329,511	(70,847,278)	(97,554,461)	114,411,515

$73,317,171	$19,569,632	$270,401,376	$341,248,654	$396,589,652	$282,178,137

$67,137,770	$73,317,171	$281,730,887	$270,401,376	$299,035,191	$396,589,652

$901,669	$(9,860)	$78,627	$—	$(1,888,335)	$316,181

218,390	6,722,422	909,868	2,243,567	2,787,996	14,632,527
—	44,497	—	351,766	—	—
(1,550,941)	(1,323,560)	(5,213,004)	(7,448,066)	(12,467,244)	(9,568,318)

(1,332,551)	5,443,359	(4,303,136)	(4,852,733)	(9,679,248)	5,064,209

Notes to Financial Statements are an integral part of this Statement.

35

Driehaus Emerging Markets Growth Fund

Financial Highlights

	For the six month period January 1, 2017 through June 30, 2017 (unaudited)		For the year ended December 31, 2016	For the year ended December 31, 2015	For the year ended December 31, 2014	For the year ended December 31, 2013	For the year ended December 31, 2012
Net asset value, beginning of period	$27.98		$26.52	$29.63	$32.53	$30.61	$25.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.10		0.03	0.06	0.04	0.10	0.13
Net realized and unrealized gain (loss) on investments and foreign currency transactions	5.35		1.54	(3.17)	(1.99)	2.62	4.88

Total income (loss) from investment operations	5.45		1.57	(3.11)	(1.95)	2.72	5.01

LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.11)	—	—	—	(0.12)
Distributions from capital gains	—		—	—	(0.95)	(0.80)	—

Total distributions	—		(0.11)	—	(0.95)	(0.80)	(0.12)

Redemption fees added to paid-in capital	0.00	~	0.00 ~	0.00 ~	0.00 ~	0.00 ~	0.00 ~

Net asset value, end of period	$33.43		$27.98	$26.52	$29.63	$32.53	$30.61

Total Return	19.48	%**	5.88%	(10.49)%	(5.96)%	8.92%	19.51%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$1,514,160		$1,335,873	$1,362,421	$1,701,219	$1,634,866	$989,258
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.66	%*	1.65%	1.65%	1.65%	1.66%	1.68%
Ratio of net expenses to average net assets	1.65	%*#	1.63%#	1.64%#	1.63%#	1.64%#	1.66%#
Ratio of net investment income (loss) to average net assets	0.64	%*#	0.11%#	0.22%#	0.11%#	0.33%#	0.48%#
Portfolio turnover	85	%**	232%	257%	289%	264%	278%

*	Annualized

**	Not annualized

~	Amount represents less than $0.01 per share

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

36

Driehaus Emerging Markets Small Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2017 through June 30, 2017 (unaudited)		For the year ended December 31, 2016		For the year ended December 31, 2015		For the year ended December 31, 2014		For the year ended December 31, 2013		For the year ended December 31, 2012
Net asset value, beginning of period	$10.66		$11.85		$13.21		$12.49		$11.15		$8.81

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.01	^	(0.03	) ^	(0.05	) ^	(0.02	) ^	(0.00	) ^~	0.00	^~
Net realized and unrealized gain (loss) on investments	1.58		(1.14)		(1.31)		0.74		1.36		2.52

Total income (loss) from investment operations	1.59		(1.17)		(1.36)		0.72		1.36		2.52

LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.02)		—		—		(0.02)		(0.18)
Distributions from capital gains	—		—		—		—		—		—

Total distributions	—		(0.02)		—		—		(0.02)		(0.18)

Redemption fees added to paid-in capital	0.00	~	0.00	~	0.00	~	0.00	~	0.00	~	0.00	~

Net asset value, end of period	$12.25		$10.66		$11.85		$13.21		$12.49		$11.15

Total Return	14.92	%**	(9.97)%		(10.22)%		5.77%		12.11%		28.83%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$242,469		$261,387		$432,718		$510,175		$191,285		$80,997
Ratio of expenses before reimbursements and/or recapture, waivers and fees paid indirectly to average net assets	1.84	%*	1.75%		1.69	%¥	1.73%		1.85%		2.15%
Ratio of net expenses to average net assets	1.82	%*#	1.73	%#	1.68	%#¥	1.71	%+#	1.90	%+#	1.99	%+#
Ratio of net investment income (loss) to average net assets	0.18	%*#	(0.26	)%#	(0.39	)%#	(0.14	)%+#	(0.02	)%+#	(0.02	)%+#
Portfolio turnover	115	%**	240%		306%		265%		223%		183%

*	Annualized

**	Not annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 22, 2011. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until August 21, 2014.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

¥	Ratio of expenses to average net assets includes interest expense of less than 0.005% for the year ended December 31, 2015. The interest expense is from utilizing the line of credit (see Note D in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

37

Driehaus Frontier Emerging Markets Fund

Financial Highlights

	For the six month period January 1, 2017 through June 30, 2017 (unaudited)		For the year ended December 31, 2016	For the period May 4, 2015 through December 31, 2015
Net asset value, beginning of period	$9.56		$8.80	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.12	^	0.12 ^	(0.01)
Net realized and unrealized gain (loss) on investments	0.92		0.69	(1.19)

Total income (loss) from investment operations	1.04		0.81	(1.20)

LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.05)	—
Distributions from capital gains	—		—	—

Total distributions	—		(0.05)	—

Redemption fees added to paid-in capital	0.00	~	(0.00)~	—

Net asset value, end of period	$10.60		$9.56	$8.80

Total Return	10.88	%**	9.26%	(12.00	)%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$67,138		$73,317	$19,570
Ratio of expenses before reimbursements and waivers and fees recaptured, if any, to average net assets	2.19	%*	2.50%	3.89	%*
Ratio of net expenses to average net assets	1.99	%*+#	1.99%+#	2.00	%*+#
Ratio of net investment income (loss) to average net assets	2.35	%*+#	1.31%+#	(0.22	)%*+#
Portfolio turnover	55	%**	90%	66	%**

*	Annualized

**	Not Annualized

^	Net investment income (loss) per share has been calculated using the average share method.

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, May 4, 2015. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until May 4, 2018.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

38

Driehaus International Small Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2017 through June 30, 2017 (unaudited)		For the year ended December 31, 2016	For the year ended December 31, 2015	For the year ended December 31, 2014	For the year ended December 31, 2013	For the year ended December 31, 2012
Net asset value, beginning of period	$9.33		$10.08	$9.20	$10.84	$9.45	$8.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.00	~	(0.02)	(0.02)^	(0.04)	(0.01)^	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.08		(0.61)	1.17	(0.42)	2.74	0.95

Total income (loss) from investment operations	2.08		(0.63)	1.15	(0.46)	2.73	0.98

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—	(0.03)	(0.06)	(0.13)	(0.04)
Distributions from capital gains	—		(0.12)	(0.24)	(1.12)	(1.21)	—

Total distributions	—		(0.12)	(0.27)	(1.18)	(1.34)	(0.04)

Redemption fees added to paid-in capital	0.00	~	0.00 ~	0.00 ~	0.00 ~	0.00 ~	0.00 ~

Net asset value, end of period	$11.41		$9.33	$10.08	$9.20	$10.84	$9.45

Total Return	22.29	%**	(6.22)%	12.58%	(4.32)%	29.24%	11.67%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$281,731		$270,401	$341,249	$218,979	$270,671	$234,959
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.74	%*	1.72%	1.71%	1.74%	1.73%	1.76%
Ratio of net expenses to average net assets	1.73	%*#	1.70%#	1.70%#	1.72%#	1.70%#	1.74%#
Ratio of net investment income (loss) to average net assets	0.06	%*#	(0.15)%#	(0.19)%#	(0.40)%#	(0.11)%#	0.31%#
Portfolio turnover	83	%**	151%	251%	277%	320%	280%

*	Annualized

**	Not annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

39

Driehaus Micro Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2017 through June 30, 2017 (unaudited)		For the year ended December 31, 2016		For the year ended December 31, 2015		For the year ended December 31, 2014		For the period November 18, 2013 through December 31, 2013
Net asset value, beginning of period	$12.65		$10.74		$11.25		$10.74		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.08	)^	(0.11	)^	(0.14	)^	(0.14)		(0.02)
Net realized and unrealized gain (loss) on investments	1.23		2.02		0.08		1.01		0.76

Total income (loss) from investment operations	1.15		1.91		(0.06)		0.87		0.74

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—		—		—		—
Distributions from capital gains	—		—		(0.45)		(0.36)		—

Total distributions	—		—		(0.45)		(0.36)		—

Redemption fees added to paid-in capital	0.00	~	0.00	~	0.00	~	0.00	~	—

Net asset value, end of period	$13.80		$12.65		$10.74		$11.25		$10.74

Total Return	9.09	%**	17.78%		(0.55)%		8.21%		7.40	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$299,035		$396,590		$282,178		$111,846		$74,677
Ratio of expenses before reimbursements and waivers and fees recaptured, if any, to average net assets	1.45	%*	1.48%		1.53%		1.59%		2.28	%*
Ratio of net expenses to average net assets	1.43	%*+#	1.44	%+#	1.52	%+#	1.60	%+#	1.70	%*+#
Ratio of net investment income (loss) to average net assets	(1.30	)%*+#	(1.00	)%+#	(1.21	)%+#	(1.39	)%+#	(1.55	)%*+#
Portfolio turnover	101	%**	180%		183%		191%		21	%**

*	Annualized

**	Not Annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, November 18, 2013. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 1.70% of average daily net assets until November 18, 2016.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

40

Driehaus Mutual Funds

Notes to Financial Statements (unaudited)

A.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company under the Investment Company Act of 1940, as amended, organized as a Delaware statutory trust, with eight separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013, and amended as of June 4, 2015, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The five series (“Funds” or each a “Fund”) included in this report are as follows:

Fund	Commencement of Operations
Driehaus Emerging Markets Growth Fund	12/31/97
Driehaus Emerging Markets Small Cap Growth Fund	08/22/11
Driehaus Frontier Emerging Markets Fund	05/04/15
Driehaus International Small Cap Growth Fund*	09/17/07
Driehaus Micro Cap Growth	11/18/13

*	On December 29, 2010, the Driehaus International Small Cap Growth Fund was closed to new investors.

The investment objective of each Fund is to maximize capital appreciation.

Driehaus Emerging Markets Growth Fund seeks to achieve its objective by investing primarily in equity securities of emerging markets companies.

Driehaus Emerging Markets Small Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of small capitalization emerging markets companies.

Driehaus Frontier Emerging Markets Fund seeks to achieve its objective by investing primarily in equity securities of frontier emerging markets companies.

Driehaus International Small Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of smaller capitalization non-U.S. companies exhibiting strong growth characteristics.

Driehaus Micro Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of micro capitalization U.S. companies exhibiting strong growth characteristics.

The Funds, which are investment companies within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Securities Valuation and Transactions

Equity securities and exchange-traded options are valued at the last sale price as of the close of the primary exchange or other designated time. Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models, and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the U.S. market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or

41

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below. Substantially all transfers between level 1 and level 2 relate to the use of these procedures.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Funds’ investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2017 is as follows:

Fund	Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Driehaus Emerging Markets Growth Fund
Equity Securities:
Africa	$55,635,195	$55,635,195	$—	$—
Europe	177,270,795	172,641,458	4,629,337	—
Far East	942,105,793	942,105,793	—	—
Middle East	29,169,021	29,169,021	—	—
North America	63,356,425	63,356,425	—	—
South America	157,577,990	157,577,990	—	—

Total Investments	$1,425,115,219	$1,420,485,882	$4,629,337	$—

Driehaus Emerging Markets Small Cap Growth Fund
Assets:
Equity Securities:
Africa	$11,343,684	$11,343,684	$—	$—
Europe	14,778,404	12,264,930	2,513,474	—
Far East	162,784,056	162,784,056	—	—
Middle East	6,744,836	6,744,836	—	—
North America	6,301,424	6,301,424	—	—
South America	21,596,758	21,596,758	—	—
Purchased Put Options	577,469	550,000	27,469	—
Swap Contracts	971,428	—	971,428	—

Total Assets	$225,098,059	$221,585,688	$3,512,371	$—

Liabilities:
Written Put Options	$(145,000)	$(145,000)	$—	$—
Swap Contracts	(90,200)	—	(90,200)	—

Total Liabilities	$(235,200)	$(145,000)	$(90,200)	$—

42

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Fund	Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Driehaus Frontier Emerging Markets Fund
Equity Securities:
Africa	$10,085,712	$7,530,581	$2,555,131	$—
Europe	9,565,293	9,565,293	—	—
Far East	17,955,784	17,408,034	547,750	—
Middle East	16,825,930	16,825,930	—	—
South America	9,128,359	9,128,359	—	—
Equity Certificates*	225,856	—	225,856	—

Total Investments	$63,786,934	$60,458,197	$3,328,737	$—

Driehaus International Small Cap Growth Fund
Investments in Securities*	$271,153,361	$271,153,361	$—	$—

Driehaus Micro Cap Growth Fund
Investments in Securities*	$297,930,907	$297,930,907	$—	$—

*	See Schedule of Investments for industry and/or country breakout.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from closing prices for the same securities, which means that a Fund may value those securities higher or lower than another fund that does not employ fair value. In addition, the fair value price may differ materially from the value a Fund may ultimately realize.

For the period ended June 30, 2017, securities with end of period values of $1,659,216 held by Driehaus Frontier Emerging Markets Fund were transferred from level 1 to level 2.

Securities transactions are accounted for on trade date. The cost of investments sold is determined by the use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis. Dividend income, net of non-reclaimable foreign taxes withheld, is recorded on the ex-dividend date or as soon as the information is available. Income and expenses are accrued daily.

Options Contracts

The Funds are subject to equity and other risk exposures in the normal course of pursuing their investment objective. The Funds may use options contracts to hedge their portfolio or a portion thereof or speculatively for the purpose of profiting from a decline in the market value of a security. The Driehaus Emerging Markets Small Cap Growth Fund used both purchased and written options during the period January 1, 2017 through June 30, 2017 to hedge exposure to certain countries, sectors or currencies.

The Funds may write covered call and put options on futures, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts

43

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

paid on the underlying future, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

For the period ended June 30, 2017, the average monthly volume of purchased and written options for Driehaus Emerging Markets Small Cap Growth Fund were $1,429,523 and $264,731, respectively.

The premiums received and the number of option contracts written during the period ended June 30, 2017 were as follows:

Driehaus Emerging Markets Small Cap Growth Fund	Number of Contracts	Premiums Received
Options outstanding at December 31, 2016	17,500	$419,278
Options written	115,000	1,801,915
Options closed	(87,500)	(1,649,392)
Options expired	(25,000)	(366,450)

Options outstanding at June 30, 2017	20,000	$205,351

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of June 30, 2017, Funds with outstanding options are as listed on the Schedules of Investments.

Swap Contracts

The Driehaus Emerging Markets Small Cap Growth Fund may engage in various swap transactions, including forward rate agreements and interest rate, currency, volatility, index and total return swaps, primarily to manage risk, or as alternatives to direct investments. The Fund may also engage in credit default swaps, which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy). The Fund engaged in credit default swaps during the period January 1, 2017 through June 30, 2017 to protect against credit events and interest rate swaps to hedge currency risks.

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Fund are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the

44

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value. The maximum exposure to loss of the notional value as a seller of credit default swaps outstanding at June 30, 2017, for the Driehaus Emerging Markets Small Cap Growth Fund was $0.

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund discloses swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of June 30, 2017, the Driehaus Emerging Markets Small Cap Growth Fund had outstanding swap contracts as listed on the Schedule of Investments.

Forward Foreign Currency Contracts

The Driehaus Emerging Markets Small Cap Growth Fund used forward foreign currency contracts during the period January 1, 2017 through June 30, 2017 to hedge foreign currency exposure in the portfolio. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.

The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, the Fund could be exposed to credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or market risk if the value of the foreign currency changes unfavorably. As of June 30, 2017, the Driehaus Emerging Markets Small Cap Growth Fund did not have any open forward foreign currency contracts.

Foreign Currency Spot Contracts

The Funds enter into foreign currency spot contracts to facilitate transactions in foreign currency denominated securities. These spot contracts are typically open for 2 to 5 days, depending on the settlement terms of the underlying security transaction. On June 30, 2017, the Funds had foreign currency spot contracts outstanding under which they are obligated to exchange currencies at specified future dates. The net unrealized appreciation or depreciation on spot contracts is reflected as Net unrealized appreciation or depreciation on unsettled foreign currency transactions in the Statements of Assets and Liabilities.

Equity Certificates

The Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These derivative

45

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement.

On June 30, 2017, Driehaus Frontier Emerging Markets Fund had unrealized appreciation (depreciation) of $64,974 as a result of its investments in these financial instruments. The aggregate market values of these certificates for Driehaus Frontier Emerging Markets Funds represented 0.4% of its total market value of investments at June 30, 2017.

Derivative Investment Holdings Categorized by Risk Exposure

Each Fund is subject to the FASB’s “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Driehaus Emerging Markets Small Cap Growth Fund’s derivative contracts by primary risk exposure as of June 30, 2017:

Risk exposure category	Asset derivatives	Fair value	Liability derivatives	Fair value
Credit contracts	Swaps, at fair value	$953,540
Equity contracts	Investments, at fair value	$550,000	Written options outstanding, at fair value	$145,000
Foreign currency contracts	Investments, at fair value	$27,469
Interest rate contracts	Swaps, at fair value	$17,888	Swaps, at fair value	$90,200

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Driehaus Frontier Emerging Markets Fund’s derivative contracts by primary risk exposure as of June 30, 2017:

	Asset derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair value
Equity contracts	Investments, at market value	$225,856

The following table sets forth the Driehaus Emerging Markets Small Cap Growth Fund’s net realized gain (loss) by primary risk exposure and by type of derivative contract for the period January 1, 2017 through June 30, 2017.

	Amount of realized gain (loss) on derivatives
Risk exposure category	Equity Certificates	Credit Default Swaps Contracts	Interest Rate Swaps Contracts	Purchased Options	Written Options	Forward Foreign Currency Contracts
Commodity contracts	$—	$—	$—	$—	$—	$—
Credit contracts	—	(247,698)	—	—	—	—
Equity contracts	—	—	—	(5,093,391)	925,642	—
Foreign currency contracts	—	—	—	(246,400)	—	(2,175,906)
Interest contracts	—	—	(40,805)	—	—	—

46

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the Driehaus Frontier Emerging Markets Fund’s net realized gain (loss) by primary risk exposure and by type of derivative contract for the period January 1, 2017 through June 30, 2017.

Amount of realized gain (loss) on derivatives
Risk exposure category	Equity Certificates
Equity contracts	$—

The following table sets forth the Driehaus Emerging Markets Small Cap Growth Fund’s change in unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the period January 1, 2017 through June 30, 2017.

	Change in unrealized appreciation (depreciation) on derivatives
Risk exposure category	Equity Certificates	Credit Default Swaps Contracts	Interest Rate Swaps Contracts	Purchased Options	Written Options	Forward Foreign Currency Contracts
Commodity contracts	$—	$—	$—	$—	$—	$—
Credit contracts	—	(561,446)	—	—	—	—
Equity contracts	—	—	—	660,768	(88,927)	—
Foreign currency contracts	—	—	—	(364,681)	—	2,188,223
Interest rate contracts	—	—	21,084	—	—	—

The following table sets forth the Driehaus Frontier Emerging Markets Fund’s change in net unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the period January 1, 2017 through June 30, 2017.

Change in unrealized appreciation (depreciation) on derivatives
Risk exposure category	Equity Certificates
Equity contracts	$58,784

Disclosures about Offsetting Assets and Liabilities

The Driehaus Emerging Markets Small Cap Growth Fund is party to various agreements, including International Swaps and Derivatives Association Inc. master agreements and related Credit Support Annexes (“Master Netting Agreements” or “MNA”), which govern the terms of certain transactions with select counterparties. MNAs are designed to reduce counterparty risk associated with the relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As MNAs are specific to the unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of default with respect to all of the transactions governed under a single agreement with that counterparty. MNAs can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at market value or Collateral held at custodian for the benefit of brokers.

The Funds’ derivative contracts held at June 30, 2017, are not accounted for as hedging instruments under U.S. generally accepted accounting principles (“U.S. GAAP”). For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to MNAs or similar arrangements on the Statements of Assets and Liabilities. The settlement of exchange-traded options is guaranteed by the exchange the option is traded on and is not subject to arrangements with particular counterparties. For that reason, these options are excluded from the below disclosure.

47

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table presents the Driehaus Emerging Markets Small Cap Growth Fund’s financial and derivative assets subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of June 30, 2017:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount[1]
Swap contracts	$971,428	$—	$—	$971,428
Purchased put options	27,469	—	—	27,469

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.

The following table presents the Driehaus Emerging Markets Small Cap Growth Fund’s financial and derivative liabilities subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of June 30, 2017:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount[2]
Swap contracts	$90,200	$—	$—	$90,200

[2]	Net amount represents the net amount payable to the counterparty in the event of default.

Federal Income Taxes

No provision is made for Federal income taxes since each Fund has elected to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code (the “Code”) and has made and declared all the required distributions to its shareholders in amounts sufficient to relieve each Fund from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.

Each Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2016, 2015, 2014 and 2013 remain open to Federal and state audit. As of December 31, 2016, management has evaluated the application of these standards to each Fund, and has determined that no provision for income tax is required in each Fund’s financial statements for uncertain tax provisions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and regulations that exist in the foreign markets in which they invest.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

For the year ended December 31, 2016, reclassifications were recorded to undistributed net investment income, undistributed net realized gain and paid-in capital for any permanent tax differences. These reclassifications relate primarily to foreign currency losses, sales of passive foreign investment companies, net operating losses and foreign capital gain taxes paid. Results of operations and net assets were not affected by these reclassifications.

For Federal income tax purposes, capital loss carryforwards represent net capital losses of a Fund that may be carried forward for a maximum period of eight years and applied against future net realized gains. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the Federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. New net capital losses (those earned in

48

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

taxable years beginning after December 22, 2010) may be carried forward indefinitely and must retain the character of the original loss. Such new net capital losses generally must be used by a regulated investment company before it uses any net capital losses incurred in taxable years beginning before December 22, 2010. This increases the likelihood that net capital losses incurred in taxable years beginning before December 22, 2010 will expire unused. The following table shows the amounts of capital loss carryover, if any, by each of the applicable Funds as of December 31, 2016:

	Post-Enactment Unlimited Period of Net Capital Loss Carryover
Fund	Short-Term	Long-Term	Accumulated Capital Loss Carryover
Driehaus Emerging Markets Growth Fund	$186,212,543	$—	$186,212,543
Driehaus Emerging Markets Small Cap Growth Fund	$85,965,444	$—	$85,965,444
Driehaus Frontier Emerging Markets Fund	$2,351,585	$386,764	$2,738,349
Driehaus International Small Cap Growth Fund	$2,120,671	$—	$2,120,671
Driehaus Micro Cap Growth Fund	$13,972,775	$—	$13,972,775

During the year ended December 31, 2016, Driehaus International Small Cap Growth Fund lost $2,128,468 of pre-enactment capital loss carryforwards due to expiration.

Pursuant to Federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and December 31 as occurring on the first day of the following tax year. For the year ended December 31, 2016, the following qualified late-year losses were deferred and recognized on January 1, 2017:

Fund	Late-Year Ordinary Loss Deferral	Total Capital Loss Deferral	Total
Driehaus Emerging Markets Growth Fund	$1,925,249	$—	$1,925,249
Driehaus Emerging Markets Small Cap Growth Fund	251,256	—	251,256

Distributions to Shareholders

The Funds had no distributions during the six months ended June 30, 2017.

The tax character of distributions paid during the fiscal year ended December 31, 2016 was as follows:

Distributions paid from:	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund	Driehaus Frontier Emerging Markets Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund
Ordinary income	$5,290,378	$450,242	$420,026	$—	$—
Net long-term capital gain	—	—	—	3,539,778	—

Total distributions paid	$5,290,378	$450,242	$420,026	$3,539,778	$—

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Distributions paid from:	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund	Driehaus Frontier Emerging Markets Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund
Ordinary income	$—	$—	$—	$474,717	$—
Net long-term capital gain	—	—	—	8,396,477	11,379,419

Total distributions paid	$—	$—	$—	$8,871,194	$11,379,419

49

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

As of December 31, 2016, the components of net assets on a tax basis were as follows:

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund	Driehaus Frontier Emerging Markets Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund
Undistributed ordinary income	$—	$—	$112,002	$—	$—
Undistributed long-term capital gain	—	—	—	—	—

Accumulated earnings	$—	$—	$112,002	$—	$—
Paid-in capital	1,423,495,092	341,821,437	73,012,004	254,204,101	345,191,551
Accumulated capital and other losses	(188,137,792)	(86,216,700)	(2,738,349)	(2,120,671)	(13,972,775)
Unrealized appreciation (depreciation) on foreign currency	(16,801)	(2,133,132)	882	(25,249)	—
Unrealized appreciation on investments	100,532,235	7,908,607	2,930,632	18,343,195	65,370,876
Other temporary differences	—	6,717	—	—	—

Net assets	$1,335,872,734	$261,386,929	$73,317,171	$270,401,376	$396,589,652

The differences between book-basis and tax-basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales and passive foreign investment company (PFIC) mark-to-market.

Foreign Currency Translation

Foreign currency and equity securities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on spot contracts underlying securities transactions and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) from security transactions and the net change in unrealized appreciation (depreciation) of investments.

Use of Estimates

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

50

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

B.  INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

Richard H. Driehaus, an Interested Trustee of the Trust, is also the Chairman of the Board of Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, and of Driehaus Securities LLC (“DS LLC” or the “Distributor”), a registered broker-dealer.

DCM serves as the Funds’ investment adviser. In return for its services to the Funds, DCM receives monthly fees. Driehaus Micro Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.25% of the Fund’s average daily net assets. Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Frontier Emerging Markets Fund and Driehaus International Small Cap Growth Fund each pay the Adviser a monthly fee computed and accrued daily at an annual rate of 1.50% of each Fund’s average daily net assets. Driehaus Emerging Markets Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.50% on the first $1.5 billion, 1.00% on the next $500 million and 0.75% in excess of $2 billion of the Fund’s average daily net assets. Beginning July 17, 2017, the Driehaus Emerging Markets Growth Fund will pay the adviser a monthly fee computed and accrued daily at an annual rate of 1.05% on the first $1.5 billion and 0.75% in excess of $1.5 billion of the Fund’s average daily net assets.

DCM entered into an agreement to cap Driehaus Micro Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund`s business) at 1.70% of average daily net assets until November 17, 2016. For a period of three years subsequent to the Fund’s commencement of operations, DCM was entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remained below the operating expense cap in place at the time of the waiver and the current operating expense cap. There are no amounts still subject to recapture under this agreement.

DCM has entered into a contractual agreement to cap Driehaus Frontier Emerging Markets Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund`s business) at 2.00% of average daily net assets until May 3, 2018. For a period of three years subsequent to the Fund’s commencement of operations on May 4, 2015, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap. For the six months ended June 30, 2017, DCM waived fees for Driehaus Frontier Emerging Markets Fund totaling $72,623 under this agreement. The amount of potential recovery expiring May 3, 2018 was $488,531.

The amounts incurred and payable to DCM during the six months ended June 30, 2017 are as follows:

Fund	Advisory Fees	Advisory Fees Payable (included in Due to affiliates)
Driehaus Emerging Markets Growth Fund	$10,678,485	$1,856,639
Driehaus Emerging Markets Small Cap Growth Fund	1,915,070	295,755
Driehaus Frontier Emerging Markets Fund	581,694	86,715
Driehaus International Small Cap Growth Fund	1,983,452	349,599
Driehaus Micro Cap Growth Fund	2,112,799	301,761

The Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to pay a portion of the Funds’ operating expenses using part of the commissions generated. For the six months ended June 30, 2017, these arrangements reduced the expenses of Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Frontier Emerging Markets Fund, Driehaus International Small Cap Growth Fund and Driehaus Micro Cap Growth Fund by $55,877 (0.5%), $21,643 (0.9%), $2,993 (0.4%), $18,252 (0.8%) and $30,570 (1.2%), respectively.

51

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Certain officers of the Trust are also officers of DCM and DS LLC. The Funds pay a portion of the Chief Compliance Officer’s salary and bonus. No other officers received compensation from the Funds. The Independent Trustees are compensated for their services to the Trust and such compensation is reflected as Trustees’ fees in the Statements of Operations.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the Funds’ administrative and accounting agent. In compensation for these services, BNY Mellon earns the greater of a monthly minimum fee or a monthly fee based upon average daily net assets. BNY Mellon also acts as the transfer agent and dividend disbursing agent for the Funds. For these services, BNY Mellon earns a monthly fee based on shareholder processing activity during the month. BNY Mellon has agreed to waive a portion of its monthly fee for transfer agent services for the first two years of operations for Driehaus Frontier Emerging Markets Fund. For the six months ended June 30, 2017, BNY Mellon waived $3,000 for Driehaus Frontier Emerging Markets Fund.

C.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investment securities, other than short-term obligations and options, for the six months ended June 30, 2017 were as follows:

Fund	Purchases	Sales
Driehaus Emerging Markets Growth Fund	$1,162,544,452	$1,278,670,561
Driehaus Emerging Markets Small Cap Growth Fund	279,097,785	347,903,500
Driehaus Frontier Emerging Markets Fund	39,614,261	54,123,675
Driehaus International Small Cap Growth Fund	216,415,601	258,278,368
Driehaus Micro Cap Growth Fund	343,310,752	463,711,735

D.  LINE OF CREDIT

Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Frontier Emerging Markets Fund, Driehaus International Small Cap Growth Fund and Driehaus Micro Cap Growth Fund have, with certain other funds in the Trust, together obtained a committed line of credit in the amount of $50,000,000. This line of credit is available primarily to meet large, unexpected shareholder withdrawals subject to certain restrictions. Interest is charged at a rate per annum equal to the Federal Funds Rate in effect at the time of the borrowings plus 1.5%, or 1.75%, whichever is greater. There is a commitment fee of 0.10% of the excess of the $50,000,000 committed amount over the sum of the average daily balance of any loans, which is allocated amongst all funds that have access to the line. At June 30, 2017, the Funds had no outstanding borrowings under the line of credit.

E.  FOREIGN INVESTMENT RISKS

To the extent a Fund invests in foreign securities, it may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.

F.  REDEMPTION FEES

The Funds may charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. The redemption fees are recorded in paid-in capital and reflected in the Statements of Changes in Net Assets.

G.  SUBSEQUENT EVENTS

Events or transactions that occurred after the date of this report through the date the report was issued have been evaluated for potential impact to the financial statements. There are no subsequent events that require recognition or disclosure in the financial statements.

52

Fund Expense Examples

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2017.

Actual Expenses

The first line of the tables below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Funds versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Driehaus Emerging Markets Growth Fund

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Six Months Ended June 30, 2017*
Actual	$1,000	$1,194.80	$8.98
Hypothetical (5% return before expenses)	$1,000	$1,016.61	$8.25

Driehaus Emerging Markets Small Cap Growth Fund

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Six Months Ended June 30, 2017*
Actual	$1,000	$1,149.20	$9.70
Hypothetical (5% return before expenses)	$1,000	$1,015.77	$9.10

53

Fund Expense Examples (unaudited) — (Continued)

Driehaus Frontier Emerging Markets Fund

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Six Months Ended June 30, 2017*
Actual	$1,000	$1,108.80	$10.41
Hypothetical (5% return before expenses)	$1,000	$1,014.93	$9.94

Driehaus International Small Cap Growth Fund

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Six Months Ended June 30, 2017*
Actual	$1,000	$1,222.90	$9.54
Hypothetical (5% return before expenses)	$1,000	$1,016.22	$8.65

Driehaus Micro Cap Growth Fund

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Six Months Ended June 30, 2017*
Actual	$1,000	$1,090.90	$7.41
Hypothetical (5% return before expenses)	$1,000	$1,017.70	$7.15

*	Expenses are equal to the Fund’s annualized expense ratio for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the half-year period.

Driehaus Emerging Markets Growth Fund	1.65%
Driehaus Emerging Markets Small Cap Growth Fund	1.82%
Driehaus Frontier Emerging Markets Fund	1.99%
Driehaus International Small Cap Growth Fund	1.73%
Driehaus Micro Cap Growth Fund	1.43%

54

Board Considerations in Connection with the Review of an Amendment to the Investment Advisory Agreement for Driehaus Emerging Markets Growth Fund

The Board of Trustees of Driehaus Mutual Funds (the “Trust”), including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), approved an amendment to the investment advisory agreement (the “Agreement”) with Driehaus Capital Management LLC (the “Adviser”) for the Driehaus Emerging Markets Growth Fund (the “Fund”) on June 8, 2017. As part of its consideration, the Board reviewed materials received from the Adviser. The Board also considered materials previously provided by legal counsel, and the Independent Trustees met with their independent legal counsel to review the proposal presented and the materials provided. After their consideration of the information received, the Independent Trustees presented their findings and their recommendation to approve the Agreement to the full Board.

In connection with the review process, the Board considered that, at its September 2016 meeting, the Board considered information regarding, among other things, the nature, extent and quality of services provided by the Adviser and the advisory fee rates, operating expenses and total expense ratio of the Fund, along with performance information for the Fund. The Board also compared the advisory fee rates and expense ratio of the Fund to fees and expense ratios of a peer group of funds based on data compiled from Lipper Analytical Services, Inc., an independent provider of mutual fund data that is a service of Broadridge Financial Solutions (“Lipper”). The Board noted that, pursuant to the Agreement, the advisory fee schedule would be reduced and would include two breakpoints. The Board also noted that the Fund’s advisory fee of 1.05% (at the current asset level) would rank in the 13th percentile of the Lipper peer group as of March 31, 2017 (1st percentile would be the highest advisory fee). The Board considered that the Fund’s expense ratio would be in the 74th percentile for the Institutional Share Class and in the 51st percentile for the Investor Share Class (1st percentile being the highest expense ratio) based on information the Adviser obtained from Lipper. The Board further considered the Fund’s asset size and the Adviser’s representation that the change in fees would not diminish the quality or quantity of services the Adviser provides to the Fund.

Based on all of the information considered, in particular the information received and considered at its September meeting, as supplemented at the June 2017 meeting, the Board determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

55

DRH-SAR2017

Driehaus Mutual Funds

Trustees & Officers

Richard H. Driehaus

Trustee

Theodore J. Beck

Trustee

Francis J. Harmon

Trustee

Christopher J. Towle

Trustee

Dawn M. Vroegop

Trustee

Daniel F. Zemanek

Chairman of the Board

Stephen J. Kneeley

President

Michelle L. Cahoon

Vice President & Treasurer

Janet L. McWilliams

Chief Legal Officer &

Assistant Vice President

Michael R. Shoemaker

Chief Compliance Officer &

Assistant Vice President

William H. Wallace, III

Secretary

Michael P. Kailus

Assistant Secretary & Anti-Money

Laundering Compliance Officer

Christine Mason

Assistant Secretary

Investment Adviser

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

Distributor

Driehaus Securities LLC

25 East Erie Street

Chicago, IL 60611

Administrator & Transfer Agent

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

Semi-Annual Report to Shareholders

June 30, 2017

Driehaus Active Income Fund

Driehaus Select Credit Fund

Driehaus Event Driven Fund

Driehaus Multi-Asset Growth Economies Fund

Distributed by:

Driehaus Securities LLC

This report has been prepared for the shareholders of the Funds and is not an offer to sell or buy any Fund securities. Such offer is only made by the Funds’ prospectus.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-877-779-0079. This information is also available on the Funds’ website at http://www.driehaus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2017 is available without charge, upon request, by calling 1-877-779-0079. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available electronically on the SEC’s website at http://www.sec.gov; hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. Each Fund’s complete schedule of portfolio holdings is also available on the Fund’s website at http://www.driehaus.com.

Driehaus Active Income Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $25,000 investment (minimum investment) in the Fund over the last 10 fiscal year periods (which includes performance of the Predecessor Fund), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 6/30/17	1 Year	3 Years	5 Years	10 Years
Driehaus Active Income Fund (LCMAX)[1]	5.37%	1.15%	2.17%	3.56%
Citigroup 3-Month T-Bill Index[2]	0.46%	0.20%	0.15%	0.51%
Bloomberg Barclays U.S. Aggregate Bond Index[3]	–0.31%	2.48%	2.21%	4.48%

[1]

The Driehaus Active Income Fund (the “Fund”) performance shown above includes the performance of the Lotsoff Capital Management Active Income Fund (the “Predecessor Fund”) for the periods before the Fund’s registration statement became effective. The Fund received the assets and liabilities of the Predecessor Fund on June 1, 2009 through a reorganization of the Predecessor Fund into the Fund. The Predecessor Fund was a nondiversified fund that was a series of another management investment company registered under the Investment Company Act of 1940, as amended. The Fund had no prior operating history prior to succeeding to the assets of the Predecessor Fund. The Fund has substantially similar investment objectives, strategies, and policies as the Predecessor Fund. Financial and performance information of the Fund includes the Predecessor Fund information.

[2]

The Citigroup 3-Month T-Bill Index is designed to mirror the performance of the 3-month U.S. Treasury Bill. The Citigroup 3-Month T-Bill Index is unmanaged and its returns reflect reinvestment of all distributions and changes in market prices.

[3]

The Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index, represents securities that are SEC-registered, taxable and dollar denominated. This index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

1

Driehaus Active Income Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
BANK LOANS — 21.26%
Auto Manufacturers — 0.88%
Navistar, Inc. 5.09%, 8/7/20[2,7]	$18,008,138	$18,238,912
Chemicals — 0.88%
Avantor Performance Materials Holdings LLC 5.00%, 3/10/24[2,7]	18,218,932	18,279,692
Computers — 0.43%
DynCorp International, Inc. 7.75%, 7/7/20[2,7,9]	8,789,100	8,829,398
Entertainment — 2.18%
Scientific Games International, Inc. 4.84%, 10/1/21[2,7]	44,745,804	45,240,022
Food — 1.56%
Chobani LLC 5.25%, 10/7/23[2,7]	20,899,987	21,082,967
SUPERVALU, Inc. 4.50%, 6/8/24[2,7]	4,345,313	4,222,210
SUPERVALU, Inc. 4.50%, 6/8/24[2,7]	7,242,188	7,037,016

		32,342,193

Insurance — 3.70%
Acrisure LLC 5.75%, 11/22/23[2,7]	14,280,750	14,444,336
Asurion LLC 8.50%, 3/3/21[2,7]	53,119,370	53,451,366
Lonestar Intermediate Super Holdings LLC 10.00%, 8/31/21[2,7]	8,406,635	8,682,499

		76,578,201

Internet — 6.18%
EIG Investors Corp. 5.00%, 2/9/23[2,7]	29,397,727	29,523,255
Hoya Midco LLC 5.00%, 6/27/24[2,7]	30,450,000	30,450,000
ProQuest LLC 5.25%, 10/24/21[2,7]	26,321,548	26,473,818
Uber Technologies, Inc. 5.00%, 7/13/23[2,7]	28,792,450	28,837,510
Vivid Seats LLC 10.75%, 10/12/23[2,7]	12,500,000	12,724,000

		128,008,583

Investment Companies — 0.79%
Larchmont Resources LLC 10.00%, 8/7/20[2,7,9]	6,531,040	6,498,384
UFC Holdings LLC 4.25%, 8/18/23[2,7]	9,925,000	9,956,909

		16,455,293

	Shares, Principal Amount, or Number of Contracts	Value
Leisure Time — 1.29%
Equinox Holdings, Inc. 4.25%, 3/3/24[2,7]	$19,950,000	$20,065,411
Equinox Holdings, Inc. 8.00%, 3/8/25[2,7]	6,500,000	6,640,172

		26,705,583

Retail — 1.62%
Neiman Marcus Group Ltd. LLC 4.34%, 10/25/20[2,7]	12,521,012	9,453,365
Rite Aid Corp. 5.75%, 8/21/20[2,7]	7,830,000	7,914,838
Rite Aid Corp. 4.88%, 6/21/21[2,7]	16,200,000	16,291,125

		33,659,328

Software — 0.87%
Evergreen Skills Lux Sarl (Luxembourg) 5.75%, 4/28/21[2,7]	18,955,670	17,963,909
Telecommunications — 0.88%
FairPoint Communications, Inc. 7.50%, 2/14/19[2,7]	11,254,825	11,278,292
GTT Communications, Inc. 5.00%, 1/9/24[2,7]	6,965,000	7,004,213

		18,282,505

Total BANK LOANS (Cost $447,207,270)		440,583,619

CORPORATE BONDS — 38.47%
Banks — 4.94%
JPMorgan Chase & Co. 7.90%, 12/29/49[2,10]	29,813,000	30,990,613
PNC Capital Trust C 1.77%, 6/1/28[2,10]	17,005,000	15,942,188
Royal Bank of Scotland Group PLC (United Kingdom) 7.64%, 3/29/49[2,3,10]	19,450,000	18,672,000
State Street Corp. 2.25%, 6/15/37[2,10]	17,670,000	16,267,444
USB Realty Corp. 2.31%, 1/15/62[1,2,10]	23,470,000	20,536,250

		102,408,495

Biotechnology — 0.12%
Concordia International Corp. (Canada) 9.00%, 4/1/22[1,3]	3,325,000	2,518,688
Building Materials — 0.91%
Builders FirstSource, Inc. 5.63%, 9/1/24[1,10]	18,154,000	18,902,852

Notes to Financial Statements are an integral part of this Schedule.

2

Driehaus Active Income Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Shares, Principal Amount, or Number of Contracts		Value
Chemicals — 1.15%
Kraton Polymers LLC / Kraton Polymers Capital Corp. 10.50%, 4/15/23[1,10]	$20,551,000		$23,736,405
Computers — 1.03%
DynCorp International, Inc. 11.88%, 11/30/20[10]	20,747,222		21,421,507
Diversified Financial Services — 0.00%
Rio Oil Finance Trust Series 2014-1 (Brazil) 9.25%, 7/6/24[1,3]	3,857		3,915
Electric — 1.82%
Capex S.A. (Argentina) 6.88%, 5/15/24[1,3,10]	17,100,000		17,249,625
NRG Energy, Inc. 6.25%, 7/15/22[10]	20,000,000		20,525,000

			37,774,625

Engineering & Construction — 0.80%
Aeropuertos Argentina 2000 S.A. (Argentina) 6.88%, 2/1/27[1,3,10]	16,000,000		16,562,080
Entertainment — 1.72%
Codere Finance 2 Luxembourg S.A. (Luxembourg) 6.75%, 11/1/21[10]	8,000,000	[6]	9,363,335
Codere Finance 2 Luxembourg S.A. (Luxembourg) 7.63%, 11/1/21[3]	26,375,000		26,203,563

			35,566,898

Healthcare — Products — 1.33%
Sterigenics-Nordion Holdings LLC 6.50%, 5/15/23[1,10]	26,862,000		27,667,860
Healthcare — Services — 2.44%
Kindred Healthcare, Inc. 8.00%, 1/15/20[10]	15,000,000		15,750,000
Kindred Healthcare, Inc. 6.38%, 4/15/22[10]	21,577,000		21,253,345
LifePoint Health, Inc. 5.88%, 12/1/23[10]	12,786,000		13,489,230

			50,492,575

Holding Companies — Diversified — 2.71%
HRG Group, Inc. 7.75%, 1/15/22[10]	53,408,000		56,078,400
Insurance — 1.20%
Chubb Corp. 3.41%, 3/29/67[2,10]	25,000,000		24,812,500
Internet — 0.21%
VeriSign, Inc. 4.75%, 7/15/27[1]	4,350,000		4,398,938

	Shares, Principal Amount, or Number of Contracts	Value
Media — 3.27%
Altice Luxembourg S.A. (Luxembourg) 7.75%, 5/15/22[1,3,10]	$22,000,000	$23,347,500
Neptune Finco Corp. 10.13%, 1/15/23[1,10]	3,800,000	4,408,000
SFR Group S.A. (France) 7.38%, 5/1/26[1,3,10]	22,000,000	23,870,000
Sinclair Television Group, Inc. 5.63%, 8/1/24[1,10]	15,810,000	16,225,012

		67,850,512

Miscellaneous Manufacturing — 1.39%
Amsted Industries, Inc. 5.00%, 3/15/22[1,10]	28,000,000	28,910,000
Oil & Gas — 3.06%
Antero Resources Corp. 5.00%, 3/1/25[1,10]	17,100,000	16,587,000
Concho Resources, Inc. 5.50%, 4/1/23	4,500,000	4,623,750
Continental Resources, Inc. 4.90%, 6/1/44[10]	15,129,000	12,632,715
Diamondback Energy, Inc. 5.38%, 5/31/25[1,10]	11,697,000	11,872,455
Newfield Exploration Co. 5.63%, 7/1/24[10]	17,012,000	17,735,010

		63,450,930

Packaging & Containers — 1.22%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland) 4.25%, 9/15/22[1,3]	3,000,000	3,079,500
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland) 4.63%, 5/15/23[1,3,10]	8,000,000	8,196,720
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland) 6.00%, 2/15/25[1,3,10]	13,260,000	13,923,000

		25,199,220

Pharmaceuticals — 0.35%
Valeant Pharmaceuticals International, Inc. (Canada) 6.75%, 8/15/18[1,3,10]	7,276,000	7,294,190
Pipelines — 1.52%
Enbridge Energy Partners LP 8.05%, 10/1/77[2,10]	31,500,000	31,500,000

Notes to Financial Statements are an integral part of this Schedule.

3

Driehaus Active Income Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Real Estate Investment Trusts — 3.10%
Communications Sales & Leasing, Inc. / CSL Capital LLC 8.25%, 10/15/23[10]	$6,000,000	$6,180,000
Communications Sales & Leasing, Inc. / CSL Capital LLC 7.13%, 12/15/24[1]	2,000,000	1,985,636
ESH Hospitality, Inc. 5.25%, 5/1/25[1,10]	54,025,000	55,983,406

		64,149,042

Retail — 1.97%
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/21[1,10]	18,335,000	10,130,087
Rite Aid Corp. 6.75%, 6/15/21[10]	29,820,000	30,625,140

		40,755,227

Telecommunications — 1.87%
Digicel Ltd. (Jamaica) 6.75%, 3/1/23[1,3,10]	29,750,000	27,974,817
Digicel Ltd. (Jamaica) 6.75%, 3/1/23[3,10]	11,500,000	10,813,795

		38,788,612

Transportation — 0.34%
XPO CNW, Inc. 6.70%, 5/1/34	7,100,000	6,958,000

Total CORPORATE BONDS (Cost $784,724,549)		797,201,471

CONVERTIBLE CORPORATE BONDS — 2.62%
Semiconductors — 1.32%
Microchip Technology, Inc. 1.63%, 2/15/25[10]	18,200,000	27,379,625
Telecommunications — 1.30%
Ciena Corp. 3.75%, 10/15/18[1,10]	19,931,000	26,832,109

Total CONVERTIBLE CORPORATE BONDS (Cost $40,984,698)		54,211,734

U.S. GOVERNMENT AND AGENCY SECURITIES — 0.33%
United States Treasury Note 2.00%, 8/15/25[10]	7,047,000	6,927,257

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $6,932,930)		6,927,257

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 20.62%
Auto Manufacturers — 0.46%
General Motors Co.[10]	269,324	$9,407,487
Electric — 2.95%
Westar Energy, Inc.[10]	1,151,910	61,074,268
Entertainment — 4.97%
AMC Entertainment Holdings, Inc., Class A10	1,964,297	44,687,757
Pinnacle Entertainment, Inc.*[8,9]	2,950,426	58,300,418

		102,988,175

Gas — 1.10%
WGL Holdings, Inc.	273,583	22,825,030
Insurance — 3.14%
Stewart Information Services Corp.[8,9]	1,435,210	65,129,830
Investment Companies — 0.13%
Larchmont Resources LLC[9]	7,824	2,699,190
Media — 2.14%
Charter Communications, Inc., Class A*	—	121
TiVo Corp.[10]	2,378,777	44,364,191

		44,364,312

Real Estate Investment Trusts — 2.83%
Gaming and Leisure Properties, Inc.[10]	1,556,316	58,626,424
Retail — 1.01%
Cabela’s, Inc.*[10]	350,978	20,855,113
Semiconductors — 1.32%
NXP Semiconductors N.V. (Netherlands)*[3]	250,000	27,362,500
Venture Capital — 0.57%
Fortress Investment Group LLC	1,478,713	11,814,917

Total COMMON STOCKS (Cost $416,955,967)		427,147,246

CONVERTIBLE PREFERRED STOCKS — 1.94%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow — B 5.25%, 3/6/34[4,5,9]	475,000	—
General Motors Corp. Senior Convertible Preferred Escrow — C 6.25%, 12,/15/12[4,5,9]	11,790,650	—

		—

Notes to Financial Statements are an integral part of this Schedule.

4

Driehaus Active Income Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Healthcare — Products — 0.48%
Becton, Dickinson and Co. 6.13%, 5/1/20	180,000	$9,860,400
Investment Companies — 1.46%
Mandatory Exchangeable Trust 5.75%, 6/3/19[1]	185,000	30,253,975

Total CONVERTIBLE PREFERRED STOCKS (Cost $27,688,226)		40,114,375

PREFERRED STOCKS — 1.81%
Banks — 1.81%
GMAC Capital Trust I 6.97%, 2/15/40[2,10]	1,428,511	37,426,988

Total PREFERRED STOCKS (Cost $38,235,282)		37,426,988

PURCHASED PUT OPTIONS — 0.00%
Alibaba Group Holding Ltd. ADR, Exercise Price: $30.00, Expiration Date: January 19, 2018*	1,500	3,000

Total PURCHASED PUT OPTIONS (Cost $151,991)		3,000

TOTAL INVESTMENTS (Cost $1,762,880,913)	87.05%	$1,803,615,690
Other Assets less Liabilities	12.95%	268,415,029

Net Assets	100.00%	$2,072,030,719

SECURITIES SOLD SHORT — (16.10)%
CORPORATE BONDS — (1.52)%
Commercial Services — (0.06)%
APX Group, Inc. 8.75%, 12/1/20	$(1,227,000)	$(1,273,012)
Entertainment — (0.80)%
Scientific Games International, Inc. 7.00%, 1/1/22[1]	(11,000,000)	(11,770,000)
Scientific Games International, Inc. 7.00%, 1/1/22	(4,400,000)	(4,708,000)

		(16,478,000)

	Shares, Principal Amount, or Number of Contracts	Value
Pipelines — (0.66)%
Enbridge Energy Partners LP 5.88%, 10/15/25	$(12,000,000)	$(13,733,928)

Total CORPORATE BONDS (Proceeds $28,845,708)		(31,484,940)

SOVEREIGN BONDS — (0.31)%
Turkey Government International Bond (Turkey) 4.88%, 10/9/26[3]	(6,500,000)	(6,440,993)

Total SOVEREIGN BONDS (Proceeds $6,630,955)		(6,440,993)

U.S. GOVERNMENT AND AGENCY SECURITIES — (1.36)%
United States Treasury Bond 3.00%, 11/15/44	(16,000,000)	(16,517,504)
3.00%, 5/15/45	(11,293,000)	(11,641,931)

		(28,159,435)

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Proceeds $28,464,005)		(28,159,435)

COMMON STOCK — (6.28)%
Entertainment — (0.92)%
Eldorado Resorts, Inc.*	(953,404)	(19,068,080)
Healthcare — Products — (0.29)%
Becton, Dickinson and Co.	(30,600)	(5,970,366)
Insurance — (0.73)%
First American Financial Corp.	(338,350)	(15,120,862)
Internet — (1.35)%
Alibaba Group Holding Ltd. ADR*	(198,500)	(27,968,650)
Lodging — (1.08)%
Boyd Gaming Corp.	(903,000)	(22,403,430)
Media — 0.00%
Charter Communications, Inc., Class A*	—	(123)
Semiconductors — (1.27)%
Microchip Technology, Inc.	(340,891)	(26,309,967)
Telecommunications — (0.64)%
Ciena Corp.*	(535,800)	(13,405,716)

Total COMMON STOCK (Proceeds $95,732,564)		(130,247,194)

Notes to Financial Statements are an integral part of this Schedule.

5

Driehaus Active Income Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
EXCHANGE-TRADED FUNDS — (6.63)%
iShares Russell 2000 ETF	(207,000)	$(29,170,440)
Powershares QQQ Trust Series 1	(375,000)	(51,615,000)
Vanguard REIT ETF	(679,000)	(56,513,170)

		(137,298,610)

Total EXCHANGE-TRADED FUNDS (Proceeds $126,105,079)		(137,298,610)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $285,778,311)	(16.10)%	$(333,631,172)

*	Non-income producing security.

[1]

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by Driehaus Mutual Funds’ (the “Trust”) Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	Variable rate security. Rates disclosed as of June 30, 2017.

[3]	Foreign security denominated in U.S. dollars and traded in the U.S.

[4]

Security valued at fair value as determined in good faith by Driehaus Capital Management LLC (the “Adviser”), investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees.

[5]	Security is in default.

[6]	Foreign security, par value shown in local currency (Euro).
[7]

Bank loans in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain bank loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at June 30, 2017. Bank loans generally are subject to mandatory and/or optional repayment. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

[8]	Affiliated company. (See Note C)

[9]	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Adviser.

[10]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.

Percentages are stated as a percent of net assets.

Security Type	Percent of Total Net Assets
Bank Loans	21.26%
Corporate Bonds	38.47%
Convertible Corporate Bonds	2.62%
U.S. Government and Agency Securities	0.33%
Common Stocks	20.62%
Convertible Preferred Stocks	1.94%
Preferred Stocks	1.81%
Purchased Put Options	0.00%

Total Investments	87.05%
Other Assets less Liabilities	12.95%

Total Net Assets	100.00%

Percentages are stated as a percent of net assets.

Notes to Financial Statements are an integral part of this Schedule.

6

Driehaus Active Income Fund

Schedule of Investments

June 30, 2017 (unaudited)

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Currency	Notional Amount(4)	Buy/Sell Protection(1)(2)	Pay (Receive) Fixed Rate	Expiration Date	Implied Credit Spread(3)	Upfront Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America	Ally Financial, Inc. 7.50%, 9/15/20	USD	10,000,000	Buy	5.00%	12/20/2018	0.54%	$(1,492,458)	$823,021	$(669,437)
Barclays	Banco Bilbao Vizcaya Argentaria SA 5 Year Subordinated Debt	EUR	5,000,000	Buy	1.00	3/20/2020	0.95	221,046	(230,021)	(8,975)
Barclays	Banco Bilbao Vizcaya Argentaria SA 5 Year Subordinated Debt	EUR	10,000,000	Buy	1.00	3/20/2020	0.95	458,796	(476,745)	(17,949)
Bank of America	Banco Bilbao Vizcaya Argentaria SA 5 Year Subordinated Debt	EUR	10,000,000	Buy	1.00	3/20/2020	0.95	397,363	(415,312)	(17,949)
Barclays	Banco Bilbao Vizcaya Argentaria SA 5 Year Senior Debt	EUR	(5,000,000)	Sell	(1.00)	3/20/2020	0.37	39,492	61,294	100,786
Barclays	Banco Bilbao Vizcaya Argentaria SA 5 Year Senior Debt	EUR	(10,000,000)	Sell	(1.00)	3/20/2020	0.37	62,054	139,517	201,571
Bank of America	Banco Bilbao Vizcaya Argentaria SA 5 Year Senior Debt	EUR	(10,000,000)	Sell	(1.00)	3/20/2020	0.37	84,333	117,238	201,571
Barclays	Banco Santander SA 5 Year Subordinated Debt	EUR	5,000,000	Buy	1.00	3/20/2020	0.87	218,619	(241,312)	(22,693)
Bank of America	Banco Santander SA 5 Year Subordinated Debt	EUR	10,000,000	Buy	1.00	3/20/2020	0.87	386,569	(431,957)	(45,388)
Bank of America	Banco Santander SA 5 Year Senior Debt	EUR	(10,000,000)	Sell	(1.00)	3/20/2020	0.30	84,333	139,545	223,878
Barclays	Banco Santander SA 5 Year Senior Debt	EUR	(5,000,000)	Sell	(1.00)	3/20/2020	0.30	33,862	78,077	111,939
JP Morgan	Hess Corp.
	7.00%, 2/15/14	USD	8,000,000	Buy	1.00	6/20/2018	0.20	154,644	(219,515)	(64,871)
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	4,000,000	Buy	1.00	6/20/2018	0.20	77,280	(109,716)	(32,436)
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	4,000,000	Buy	1.00	6/20/2018	0.20	80,701	(113,137)	(32,436)
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	4,000,000	Buy	1.00	6/20/2018	0.20	91,702	(124,138)	(32,436)
Credit Suisse	Hess Corp. 7.00%, 2/15/14	USD	20,000,000	Buy	1.00	9/20/2018	0.28	309,975	(491,688)	(181,713)
Barclays	Intesa Sanpaolo SpA 5 Year Subordinated Debt	EUR	5,000,000	Buy	1.00	3/20/2020	1.58	202,397	(114,937)	87,460
Bank of America	Intesa Sanpaolo SpA 5 Year Subordinated Debt	EUR	10,000,000	Buy	1.00	3/20/2020	1.58	413,529	(238,608)	174,921
Barclays	Intesa Sanpaolo SpA 5 Year Senior Debt	EUR	(5,000,000)	Sell	(1.00)	3/20/2020	0.55	31,027	41,721	72,748
Bank of America	Intesa Sanpaolo SpA 5 Year Senior Debt	EUR	(10,000,000)	Sell	(1.00)	3/20/2020	0.55	84,333	61,164	145,497
Goldman Sachs	SUPERVALU, Inc. 6.75%, 6/1/21	USD	8,700,000	Buy	5.00	6/20/2022	6.02	554,625	(200,490)	354,135
Goldman Sachs	SUPERVALU, Inc. 6.75%, 6/1/21	USD	4,350,000	Buy	5.00	6/20/2022	6.02	195,750	(18,682)	177,068
Goldman Sachs	The Markit iTraxx Europe Crossover IndexSeries 20	EUR	10,000,000	Buy	5.00	12/20/2018	0.27	(2,134,040)	1,309,140	(824,900)

Notes to Financial Statements are an integral part of this Schedule.

7

Driehaus Active Income Fund

Schedule of Investments

June 30, 2017 (unaudited)

Credit Default Swaps (continued)

Counterparty	Reference Instrument	Currency	Notional Amount(4)	Buy/Sell Protection(1)(2)	Pay (Receive) Fixed Rate	Expiration Date	Implied Credit Spread(3)	Upfront Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
Morgan Stanley	The Markit iTraxx Europe Crossover IndexSeries 20	EUR	10,000,000	Buy	5.00%	12/20/2018	0.27%	$(2,137,029)	$1,312,130	$(824,899)
Morgan Stanley	The Markit iTraxx Europe Crossover IndexSeries 20	EUR	10,000,000	Buy	5.00	12/20/2018	0.27	(2,252,200)	1,427,301	(824,899)
Barclays	UniCredit SpA 5 Year Subordinated Debt	EUR	5,000,000	Buy	1.00	3/20/2020	1.61	469,337	(377,135)	92,202
Barclays	UniCredit SpA 5 Year Subordinated Debt	EUR	10,000,000	Buy	1.00	3/20/2020	1.61	914,405	(730,001)	184,404
Bank of America	UniCredit SpA 5 Year Subordinated Debt	EUR	10,000,000	Buy	1.00	3/20/2020	1.61	859,000	(674,596)	184,404
Barclays	UniCredit SpA 5 Year Senior Debt	EUR	(5,000,000)	Sell	(1.00)	3/20/2020	0.58	(52,853)	120,345	67,492
Barclays	UniCredit SpA 5 Year Senior Debt	EUR	(10,000,000)	Sell	(1.00)	3/20/2020	0.58	(105,835)	240,819	134,984
Bank of America	UniCredit SpA 5 Year Senior Debt	EUR	(10,000,000)	Sell	(1.00)	3/20/2020	0.58	(83,273)	218,256	134,983

TOTAL CREDIT DEFAULT SWAPS								$(1,832,516)	$881,578	$(950,938)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

[2]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

[3]

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

EUR — Euro

USD — United States Dollar

Notes to Financial Statements are an integral part of this Schedule.

8

Driehaus Active Income Fund

Schedule of Investments

June 30, 2017 (unaudited)

Total Return Swaps

Counterparty	Reference Index	Currency	Notional Amount	Pay/ Receive Total Return on Reference Index	Financing Rate[2]	Termination Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	Goldman Sachs Catch-Up Energy Index[3]	USD	76,835	See Note 1	1-Month USD-LIBOR plus 1.40%	8/18/2020	$(208,991)
Goldman Sachs	Goldman Sachs Stable Energy Index[4]	USD	101,538	See Note 1	1-Month USD-LIBOR plus 1.40%	8/18/2020	78,184

TOTAL TOTAL RETURN SWAPS							$(130,807)

[1]	The Fund pays the financing rate. The Fund receives payment from the counterparty if the value of the total return of the reference index has increased and makes payment if the value has decreased.

[2]	Financing rate is based upon predetermined notional amounts.

[3]	The Goldman Sachs Catch-Up Energy Index is a customized index comprised of 5 U.S. energy equity securities.

[4]	The Goldman Sachs Stable Energy Index is a customized index comprised of 5 U.S. energy equity securities.

USD — United States Dollar

SWAPTIONS

Interest Rate Swaptions
Counterparty	Floating Rate Index	Currency	Notional Amount	Pay/ Receive Fixed Rate	Exercise Rate	Expiration Date	Premium Paid/ (Received)	Market Value
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	68,525,000	Pay	2.03%	7/26/2017	$373,205	$106,573
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	52,325,000	Pay	2.18	7/26/2017	397,164	125,111
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	37,125,000	Pay	2.34	7/26/2017	392,938	123,361

TOTAL INTEREST RATE SWAPTIONS							$1,163,307	$355,045

USD — United States Dollar

FUTURES CONTRACTS

Futures Contracts	Number of Contracts (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini	(440)	September 15, 2017	$118,888
U.S. 5 Year Treasury Note	(2,546)	September 29, 2017	704,749
U.S. 10 Year Treasury Note	(764)	September 20, 2017	279,118
U.S. Treasury Long Bond	(281)	September 20, 2017	(299,082)

TOTAL FUTURES CONTRACTS			$803,673

FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Value at June 30, 2017	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	USD	8,770,640	EUR	8,000,000	August 2, 2017	$(9,153,391)	$(382,751)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(9,153,391)	$(382,751)

EUR = Euro

USD = United States Dollar

Notes to Financial Statements are an integral part of this Schedule.

9

Driehaus Select Credit Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $25,000 investment (minimum investment) in the Fund since September 30, 2010 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 6/30/17	1 Year	3 Years	5 Years	Since Inception (9/30/10 - 6/30/17)
Driehaus Select Credit Fund (DRSLX)[1]	4.62%	–4.05%	–0.43%	0.56%
Citigroup 3-Month T-Bill Index[2]	0.46%	0.20%	0.15%	0.13%
BofA Merrill Lynch U.S. High Yield Index[3]	12.75%	4.48%	6.91%	7.31%

[1]	The returns for the periods prior to February 1, 2011, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Citigroup 3-Month T-Bill Index is designed to mirror the performance of the 3-month U.S. Treasury Bill. The Citigroup 3-Month T-Bill Index is unmanaged and its returns reflect reinvestment of all distributions and changes in market prices.

[3]

The BofA Merrill Lynch U.S. High Yield Index is an unmanaged index that tracks the performance of below-investment grade, U.S.-dollar denominated corporate bonds publicly issued in the U.S. domestic market.

10

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2017 (unaudited)

		Value
TOTAL INVESTMENTS (Cost $0)	0.00%	$—
Other Assets less Liabilities	100.00%	28,521,108

Net Assets	100.00%	$28,521,108

See Note G for information regarding the liquidation of Driehaus Select Credit Fund.

Notes to Financial Statements are an integral part of this Schedule.

11

Driehaus Event Driven Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since August 26, 2013 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 6/30/17	1 Year	3 Years	Since Inception (8/26/13 - 6/30/17)
Driehaus Event Driven Fund (DEVDX)[1]	11.97%	0.00%	3.38%
S&P 500 Index[2]	17.90%	9.61%	12.62%
Citigroup 3-Month T-Bill Index[3]	0.46%	0.20%	0.17%

[1]	The returns for the periods prior to March 1, 2014, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group. It is a market-weighted index, with each stock’s weight in the index proportionate to its market value.

[3]

The Citigroup 3-Month T-Bill Index is designed to mirror the performance of the 3-month U.S. Treasury Bill. The Citigroup 3-Month T-Bill Index is unmanaged and its returns reflect reinvestment of all distributions and changes in market prices.

12

Driehaus Event Driven Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
CORPORATE BONDS — 12.17%
Banks — 6.86%
PNC Capital Trust C 1.77%, 6/1/28[1,6]	$5,847,000	$5,481,563
Royal Bank of Scotland Group PLC (United Kingdom) 7.64%, 3/29/49[1,6]	6,600,000	6,336,000

		11,817,563

Telecommunications — 5.31%
Avaya, Inc. 6.52%, 4/1/19[2,4]	3,300,000	2,648,250
HC2 Holdings, Inc. 11.00%, 12/1/19[2]	6,360,000	6,503,100

		9,151,350

Total CORPORATE BONDS (Cost $21,212,518)		20,968,913

COMMON STOCKS — 68.40%
Aerospace & Defense — 3.60%
Rockwell Collins, Inc.	59,000	6,199,720
Banks — 2.48%
Bank of NT Butterfield & Son Ltd. (Bermuda)	125,000	4,262,500
Biotechnology — 7.00%
Blueprint Medicines Corp.*6	129,366	6,554,975
Loxo Oncology, Inc.*6	64,817	5,197,675
Sunesis Pharmaceuticals, Inc.*	112,500	303,750

		12,056,400

Building Materials — 1.08%
Builders FirstSource, Inc.*	121,119	1,855,543
Electric — 2.71%
Westar Energy, Inc.	88,000	4,665,760
Entertainment — 9.08%
AMC Entertainment Holdings, Inc., Class A6	251,866	5,729,952
Pinnacle Entertainment, Inc.*	500,940	9,898,574

		15,628,526

Healthcare — Services — 1.61%
Natera, Inc.*6	255,665	2,776,522
Holding Companies — Diversified — 0.39%
CF Corp.*	59,800	672,750
Home Builders — 0.80%
Lennar Corp., Class A	25,924	1,382,268

	Shares, Principal Amount, or Number of Contracts	Value
Insurance — 5.45%
Stewart Information Services Corp.[6]	206,792	$9,384,221
Media — 8.88%
Altice NV, Class A (Netherlands)*6	251,999	5,814,254
Time Warner, Inc.	42,400	4,257,384
TiVo Corp.[6]	280,106	5,223,977

		15,295,615

Pharmaceuticals — 1.77%
Aclaris Therapeutics, Inc.*	47,642	1,292,051
Concert Pharmaceuticals, Inc.*	125,853	1,755,649

		3,047,700

Real Estate Investment Trusts — 5.18%
Gaming and Leisure Properties, Inc.[6]	236,591	8,912,383
Retail — 1.84%
Cabela’s, Inc.*	53,381	3,171,899
Savings & Loans — 7.48%
OceanFirst Financial Corp.	134,363	3,643,925
Oritani Financial Corp.[6]	333,705	5,689,670
Pacific Premier Bancorp, Inc.*6	83,519	3,081,851
Waterstone Financial, Inc.	24,909	469,535

		12,884,981

Semiconductors — 4.89%
NXP Semiconductors N.V. (Netherlands)*	77,000	8,427,650
Transportation — 4.16%
XPO Logistics, Inc.*	110,791	7,160,422

Total COMMON STOCKS (Cost $107,305,298)		117,784,860

CONVERTIBLE PREFERRED STOCKS — 0.00%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow — B 5.25%, 3/6/34[3,4,5]	25,000	—
General Motors Corp. Senior Convertible Preferred Escrow — C 7.25%, 4/15/41[3,4,5]	162,750	—

		—

Total CONVERTIBLE PREFERRED STOCKS (Cost $1,878)		—

Notes to Financial Statements are an integral part of this Schedule.

13

Driehaus Event Driven Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
TOTAL INVESTMENTS (Cost $128,519,694)	80.57%	$138,753,773
Other Assets less Liabilities	19.43%	33,452,113

Net Assets	100.00%	$172,205,886

SECURITIES SOLD SHORT — (13.56)%
CORPORATE BONDS — (0.19)%
Commercial Services — (0.19)%
APX Group, Inc. 8.75%, 12/1/20	$(308,000)	$(319,550)

Total CORPORATE BONDS (Proceeds $318,010)		(319,550)

COMMON STOCKS — (2.45)%
Entertainment — (1.60)%
Eldorado Resorts, Inc.*	(137,963)	(2,759,260)
Lodging — (0.85)%
Boyd Gaming Corp.	(59,000)	(1,463,790)

Total COMMON STOCKS (Proceeds $3,723,609)		(4,223,050)

EXCHANGE-TRADED FUNDS — (10.92)%
Consumer Discretionary Select Sector SPDR Fund	(77,000)	(6,901,510)
iShares Nasdaq Biotechnology ETF	(16,800)	(5,209,344)
iShares PHLX Semiconductor ETF	(23,000)	(3,224,600)
SPDR S&P Biotech ETF	(18,044)	(1,392,636)
Vanguard REIT ETF	(25,000)	(2,080,750)

		(18,808,840)

Total EXCHANGE-TRADED FUNDS (Proceeds $16,870,517)		(18,808,840)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $20,912,136)	(13.56)%	$(23,351,440)

*	Non-income producing security.

[1]	Variable rate security. Rates disclosed as of June 30, 2017.

[2]	144A restricted security.

[3]

Security valued at fair value as determined in good faith by Driehaus Capital Management LLC (the “Adviser”), investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees.

[4]	Security is in default.

[5]	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Adviser.

[6]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.

Percentages are stated as a percent of net assets.

Security Type	Percent of Total Net Assets
Corporate Bonds	12.17%
Common Stock	68.40%
Convertible Preferred Stock	0.00%

Total Investments	80.57%
Other Assets less Liabilities	19.43%

Total Net Assets	100.00%

Percentages are stated as a percent of net assets.

Notes to Financial Statements are an integral part of this Schedule.

14

Driehaus Event Driven Fund

Schedule of Investments

June 30, 2017 (unaudited)

Total Return Swaps

Counterparty	Reference Index	Currency	Notional Amount	Pay/ Receive Total Return on Reference Index	Financing Rate[2]	Termination Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	Goldman Sachs Custom Biotech Index[3]	USD	(41,213)	See Note 1	1-Month USD-LIBOR minus 1.55%	8/23/2017	$(79,912)
Goldman Sachs	SPDR S&P Biotech ETF[4]	USD	(80,675)	See Note 1	1-Month USD-LIBOR minus 1.55%	8/29/2017	235,571

TOTAL TOTAL RETURN SWAPS							$155,659

[1]	The Fund pays the financing rate. The Fund receives payment from the counterparty if the value of the total return of the reference index has decreased and makes payment if the value has increased.

[2]	Financing rate is based upon predetermined notional amounts.

[3]	The Goldman Sachs Custom Biotech Index is a customized index comprised of 23 U.S. biotech equity securities.

[4]	The SPDR S&P Biotech ETF is a customized index comprised of 98 U.S. biotech equity securities.

USD — United States Dollar

FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Value at June 30, 2017	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	EUR	5,000,000	USD	5,610,200	August 2, 2017	$5,720,870	$110,670
Goldman Sachs	USD	12,602,735	EUR	11,500,000	August 2, 2017	(13,158,000)	(555,265)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(7,437,130)	$(444,595)

EUR = Euro

USD = United States Dollar

Notes to Financial Statements are an integral part of this Schedule.

15

Driehaus Multi-Asset Growth Economies Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since April 10, 2017 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Cumulative Total Returns as of 6/30/17	Since Inception (4/10/17 - 6/30/17)
Driehaus Multi-Asset Growth Economies Fund (DMAGX)[1]	6.20%
MSCI EM/JP Morgan GBI Blended Index[2]	4.91%
MSCI Emerging Markets Index-N3	5.87%

[1]	The returns for the period reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The MSCI EM/JPMorgan GBI Blended Index is an equally weighted benchmark comprised of 50 percent by the Morgan Stanley Capital International Emerging Markets Index-Net (MSCI EM) and 50 percent by the JPMorgan Global Bond Index Emerging Markets Global Diversified (JPMorgan GBI). The MSCI EM is a market capitalization-weighted index designed to measure equity market performance in emerging markets and the JPMorgan GBI tracks debt instruments in the emerging markets. Source: Morgan Stanley Capital International Inc. and JPMorgan.

[3]

The Morgan Stanley Capital International Emerging Markets Index-Net (MSCI Emerging Markets Index-N) is a market capitalization-weighted index designed to measure equity market performance in emerging markets. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.

16

Driehaus Multi-Asset Growth Economies Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Shares, Principal Amount, or Number of Contracts		Value
SOVEREIGN BONDS — 16.11%
Argentina — 2.54%
Provincia de Buenos Aires 1.43%, 5/31/22[2]	10,000,000	[3]	$613,645
Egypt — 1.96%
Egypt Government International Bond 6.88%, 4/30/40	$500,000		473,458
Indonesia — 2.29%
Indonesia Treasury Bond 8.38%, 9/15/26	6,665,000,000	[3]	551,603
Malaysia — 1.25%
Malaysia Government Bond 3.90%, 11/30/26	1,300,000	[3]	301,095
Peru — 4.48%
Peru Government Bond 6.71%, 2/12/55	3,400,000	[3]	1,080,410
South Africa — 3.59%
Republic of South Africa Government Bond 8.50%, 1/31/37	12,766,000	[3]	865,282

Total SOVEREIGN BONDS (Cost $3,796,467)			3,885,493

EQUITY SECURITIES — 70.21%
Argentina — 0.89%
YPF SA — SP ADR[4]	9,787		214,335
Brazil — 5.13%
Banco do Brasil SA	27,563		222,973
BB Seguridade Participacoes SA	49,604		428,976
Hypermarcas SA	16,414		137,737
Odontoprev SA	37,885		133,225
Petroleo Brasileiro SA — SP ADR*4	20,644		164,946
Vale SA — ADR[4]	16,936		148,190

			1,236,047

China — 22.63%
AIA Group, Ltd.	92,851		678,469
Alibaba Group Holding, Ltd. — SP ADR*4	8,069		1,136,922
Aluminum Corp. of China, Ltd. — H*	236,000		120,909
Anhui Conch Cement Co., Ltd. — H	63,990		222,521
China Construction Bank Corp. — H	424,697		329,096
China Life Insurance Co., Ltd. — H	64,000		195,504
China Medical System Holdings, Ltd.	156,619		270,811

	Shares, Principal Amount, or Number of Contracts	Value
Hangzhou Hikvision Digital Technology Co., Ltd. — A	26,900	$128,161
Kweichow Moutai Co., Ltd. — A	3,372	234,690
Ping An Insurance Group Co. of China, Ltd. — H	103,012	678,830
Sands China, Ltd.	36,844	168,706
Silergy Corp.	10,000	192,637
SINA Corp.*4	1,969	167,306
Sunny Optical Technology Group Co., Ltd.	26,000	233,109
Tencent Holdings, Ltd.	19,565	699,654

		5,457,325

Czech Republic — 1.38%
Moneta Money Bank AS1	99,487	333,230
Egypt — 0.62%
Commercial International Bank Egypt SAE — GDR	32,956	148,302
Greece — 1.68%
Hellenic Telecommunications Organization SA	16,863	203,011
OPAP SA	17,768	200,917

		403,928

Hungary — 0.86%
OTP Bank PLC	6,179	206,796
India — 2.71%
HDFC Bank, Ltd. — ADR[4]	6,193	538,605
ICICI Bank, Ltd. — SP ADR[4]	12,964	116,283

		654,888

Indonesia — 1.60%
PT Astra International Tbk	221,900	148,600
PT Telekomunikasi Indonesia Persero Tbk	703,023	238,429

		387,029

Italy — 0.90%
Prada SpA	58,400	217,294

Malaysia — 1.16%
Public Bank BHD	59,100	279,757
Mexico — 4.31%
America Movil SAB. de C.V. — L — SP ADR[4]	12,697	202,136

Notes to Financial Statements are an integral part of this Schedule.

17

Driehaus Multi-Asset Growth Economies Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Grupo Financiero Banorte SAB. de C.V. — O	77,918	$495,403
Prologis Property Mexico SA de C.V.	178,817	340,809

		1,038,348

Pakistan — 0.66%
United Bank, Ltd.	70,376	158,083
Romania — 0.54%
Banca Transilvania SA	192,812	129,710
Russia — 3.95%
Gazprom PJSC — ADR	58,876	233,031
Mail.Ru Group, Ltd. — GDR*	4,368	115,097
Moscow Exchange MICEX-RTS PJSC	93,857	165,215
Sberbank of Russia PJSC — SP ADR	42,430	439,151

		952,494

South Africa — 0.63%
Capitec Bank Holdings, Ltd.	2,395	151,947
South Korea — 10.63%
Hana Financial Group, Inc.	6,977	275,933
Hankook Tire Co., Ltd.	2,013	111,897
Hyundai Development Co.-Engineering & Construction	4,965	203,738
ING Life Insurance Korea, Ltd.*	11,538	342,868
Macquarie Korea Infrastructure Fund	46,649	351,452
Samsung Electronics Co., Ltd.	510	1,059,538
SK Hynix, Inc.	3,707	218,373

		2,563,799
Taiwan — 5.88%
Catcher Technology Co., Ltd.	19,000	227,038
Cathay Financial Holding Co., Ltd.	220,578	363,279
Largan Precision Co., Ltd.	902	143,810
Silicon Motion Technology Corp. — ADR[4]	3,801	183,322
Taiwan Semiconductor Manufacturing Co., Ltd. — SP ADR	73,175	501,545

		1,418,994

	Shares, Principal Amount, or Number of Contracts	Value
Thailand — 1.67%
Kasikornbank PCL — NVDR	25,247	$147,528
Star Petroleum Refining PCL — NVDR	595,563	255,968

		403,496

Turkey — 1.10%
Migros Ticaret AS*	33,769	264,509
United Arab Emirates — 1.28%
Abu Dhabi Commercial Bank PJSC	106,704	203,647
DP World, Ltd.	5,058	105,813

		309,460

Total EQUITY SECURITIES (Cost $14,149,350)		16,929,771

PURCHASED CALL OPTIONS — 0.01%
OTC USD vs CNH Exercise Price: $6.95, Expiration Date: August 7, 2017	5,000,000	2,497

Total PURCHASED CALL OPTIONS (Premiums paid $35,650)		2,497

PURCHASED PUT OPTIONS — 0.06%
iShares MSCI Emerging Markets ETF, Exercise Price: $40.00, Expiration Date: July 21, 2017	1,000	15,000

Total PURCHASED PUT OPTIONS (Premiums paid $29,043)		15,000

EQUITY CERTIFICATES — 6.14%
India — 6.14%
Hindustan Petroleum Corp., Ltd.[5]	28,399	224,226
ITC, Ltd.[5]	67,550	338,233
Mahanagar Gas, Ltd. [5]	13,034	199,349
Maruti Suzuki India, Ltd.[5]	1,282	143,152
Motherson Sumi Systems, Ltd.*5	32,061	229,158
Power Grid Corp. of India, Ltd.[5]	106,133	345,717

		1,479,835

Notes to Financial Statements are an integral part of this Schedule.

18

Driehaus Multi-Asset Growth Economies Fund

Schedule of Investments

June 30, 2017 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Total EQUITY CERTIFICATES (Cost $1,361,872)		$1,479,835

TOTAL INVESTMENTS (Cost $19,372,382)	92.53%	22,312,596
Other Assets less Liabilities	7.47%	1,801,042

Net Assets	100.00%	$24,113,638

WRITTEN PUT OPTIONS — (0.01)%
iShares MSCI Emerging Markets ETF, Exercise Price: $38.00, Expiration Date: July 21, 2017	(1,000)	$(3,000)

Total WRITTEN PUT OPTIONS (Premiums received $4,957)		$(3,000)

* Non-income producing security.

ADR — American Depository Receipt

CALY — Calyon Securities

CNH — Offshore Chinese Yuan Renminbi

ETF — Exchange-Traded Fund

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

SP ADR — Sponsored American Depository Receipt

USD — United States Dollar

Percentages are stated as a percent of net assets.

[1]

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by Driehaus Mutual Funds’ (the “Trust”) Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	Variable rate security. Rates disclosed as of June 30, 2017.

[3]	Foreign security denominated in U.S. dollars and traded in the U.S.

[4]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.

[5]

Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At June 30, 2017, the value of these restricted securities amounted to $1,479,835 or 6.14% of net assets. These restricted securities have not been deemed illiquid.

Additional information on each restricted security is as follows:

Security	Counter- Party	Acquisition Date(s)	Acquisition Costs
Hindustan Petroleum Corp., Ltd.	CALY	5/17/17	$242,185
ITC, Ltd.	CALY	4/11/17	$287,068
Mahanagar Gas, Ltd.	CALY	4/11/17	$185,575
Maruti Suzuki India, Ltd.	CALY	4/11/17	$125,468
Motherson Sumi Systems, Ltd.	CALY	4/11/17	$190,698
Power Grid Corp. of India, Ltd.	CALY	4/11/17 to 6/20/2017	$330,878

Security Type/Sector	Percent of Total Net Assets
Sovereign Bonds	16.11%
Equity Securities	70.21%
Purchased Call Options	0.01%
Purchased Put Options	0.06%
Equity Certificates	6.14%

TOTAL INVESTMENTS	92.53%
Other Assets less Liabilities	7.47%

TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

Regional Weightings(a)(b)

Asia/Far East Ex-Japan	55.96%
South America	13.04%
Eastern Europe	7.83%
Africa	6.80%
North America	4.31%
Western Europe	2.58%
Middle East	1.94%

(a)	All percentages are stated as a percent of net assets at June 30, 2017.

(b)	Excludes purchased options.

Notes to Financial Statements are an integral part of this Schedule.

19

Driehaus Multi-Asset Growth Economies Fund

Schedule of Investments

June 30, 2017 (unaudited)

SWAP CONTRACTS

Interest Rate Swaps

Counterparty	Notional Amount	Fixed Rate	Floating Rate Index	Expiration Date	Unrealized Appreciation/ (Depreciation)
Chicago Mercantile Exchange	BRL 2,057,391	9.99%[1]	1- Day BRL BZDIOVRA[1]	1/2/2025	$(25,450)
Bank of America	CNY 105,000,000	3.63%[1]	7- Day CNY CNRR007[1]	5/26/2018	29,860
Bank of America	CNY 22,000,000	3.77%[1]	7- Day CNY CNRR007[1]	6/15/2022	(150)
Chicago Mercantile Exchange	MXN 95,000,000	6.80%[1]	28-Day MXN MXIBTIIE[1]	6/24/2019	(7,902)
Chicago Mercantile Exchange	MXN 95,000,000	6.75%[1]	28-Day MXN MXIBTIIE[1]	6/24/2019	(12,863)
Chicago Mercantile Exchange	MXN 50,000,000	7.53%[1]	28-Day MXN MXIBTIIE[1]	3/31/2027	78,526
Chicago Mercantile Exchange	MXN 25,000,000	7.08%[2]	28-Day MXN MXIBTIIE[2]	6/14/2027	5,589
Natixis	USD 4,600,000	2.02%[2]	3-Month USD US0003M2	5/11/2022	(24,116)
Natixis	USD 4,000,000	1.87%[2]	3-Month USD US0003M2	6/29/2022	12,998

TOTAL INTEREST RATE SWAPS					$56,492

[1]	Fund pays the floating rate and receives the fixed rate.
[2]	Fund pays the fixed rate and receives the floating rate.

BRL — Brazilian Real

CNY — Chinese Yuan

MXN — Mexican Peso

USD — United States Dollar

BZDIOVRA — Brazil Interbank Deposit Rate

CNRR007 — China 7-day Repo Rate

MXIBTIIE — Mexico 28-day Interbank Interest Rate

US0003M — ICE Libor USD 3-month Rate

FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Value at June 30, 2017	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co.	TRY	1,200,000	USD	336,766	August 2, 2017	$337,688	$922
Morgan Stanley & Co.	USD	336,766	ZAR	4,457,538	August 2, 2017	(338,769)	(2,003)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(1,081)	$(1,081)

TRY = Turkish Lira

USD = United States Dollar

ZAR = South African Rand

Notes to Financial Statements are an integral part of this Schedule.

20

Statements of Assets and Liabilities

June 30, 2017 (unaudited)

	Driehaus Active Income Fund	Driehaus Select Credit Fund	Driehaus Event Driven Fund	Driehaus Multi-Asset Growth Economies Fund
ASSETS:
Investment securities, at fair value (cost $1,762,728,922, $0, $128,519,694 and $19,307,689, respectively)	$1,803,612,690	$—	$138,753,773	$22,295,099
Purchased options contracts, at fair value (premiums paid $151,991, $0, $0 and $64,693, respectively)	3,000	—	—	17,497
Purchased swaptions contracts, at fair value (premiums paid $1,163,307, $0, $0 and $0, respectively)	355,045	—	—	—
Foreign currency, at fair value (cost $0, $0, $0 and $19,471, respectively)	—	—	—	19,170
Unrealized appreciation on forward foreign currency contracts	—	—	110,670	922
Unrealized appreciation on open swap contracts	6,167,752	—	235,571	126,973
Premiums paid on open swap contracts	6,425,172	—	—	—
Cash	226,687,322	24,633,624	30,707,169	1,781,992
Collateral held at custodian for the benefit of brokers	361,844,212	90,398	26,095,071	529,418
Receivable for investment securities sold	64,459,740	3,923,043	11,595,343	7,681,255
Receivable for fund shares sold	3,099,100	—	114,894	—
Receivable for interest and dividends	16,219,238	22,651	241,640	172,082
Receivable for variation margin	790,731	—	—	—
Receivable from custodian	—	—	—	413
Prepaid expenses	24,962	7,072	24,663	19,206

TOTAL ASSETS	2,489,688,964	28,676,788	207,878,794	32,644,027

LIABILITIES:
Payable for investment securities sold short, at fair value (proceeds $285,778,311, $0, $20,912,136 and $0, respectively)	333,631,172	—	23,351,440	—
Written options outstanding, at fair value (premiums received $0, $0, $0 and $4,957)	—	—	—	3,000
Foreign currency due to custodian, at fair value (proceeds $39, $0, $0 and $74, respectively)	40	—	—	74
Unrealized depreciation on open swap contracts	5,416,981	—	79,912	70,481
Unrealized depreciation on forward foreign currency contracts	382,751	—	555,265	2,003
Premiums received on open swap contracts	8,257,688	—	6,462,067	—
Payable for investment securities purchased	65,974,797	—	4,909,651	8,399,118
Payable for fund shares redeemed	1,584,539	53,084	80,863	—
Payable to custodian	—	—	—	1,918
Payable to affiliate	935,674	22,055	140,659	5,901
Payable for interest and dividends on securities sold short	959,144	2,726	143	—
Accrued shareholder services plan fees	326,940	7,123	26,393	—
Accrued administration and accounting fees	67,134	1,232	9,864	1,382
Accrued expenses	121,385	69,460	56,651	46,512

TOTAL LIABILITIES	417,658,245	155,680	35,672,908	8,530,389

NET ASSETS	$2,072,030,719	$28,521,108	$172,205,886	$24,113,638

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	206,677,755	3,683,914	15,921,457	2,269,413

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.03	$7.74	$10.82	$10.63

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2017:
Paid-in-capital	$2,486,461,347	$207,613,499	$178,936,838	$20,233,501
Undistributed net investment income (loss)	5,275,409	20,239	(678,790)	187,260
Undistributed net realized gain (loss) on investments, options, swaptions, securities sold short, futures contracts, swap contracts, forward foreign currency contracts and foreign currency	(412,954,117)	(179,112,630)	(13,558,001)	695,458
Net unrealized appreciation (depreciation) on:
Investments	40,883,768	—	10,234,079	2,987,410
Purchased options contracts	(148,991)	—	—	(47,196)
Purchased swaptions contracts	(808,262)	—	—	—
Written options contracts	—	—	—	1,957
Securities sold short	(47,852,861)	—	(2,439,304)	—
Futures contracts	803,673	—	—	—
Swap contracts	750,771	—	155,659	56,492
Forward foreign currency contracts	(382,751)	—	(444,595)	(1,081)
Foreign currency	(1)	—	—	(301)
Foreign currency translations	2,734	—	—	138

NET ASSETS	$2,072,030,719	$28,521,108	$172,205,886	$24,113,638

Notes to Financial Statements are an integral part of these Statements.

21

Statements of Operations

For the six months ended June 30, 2017 (unaudited)

	Driehaus Active Income Fund	Driehaus Select Credit Fund	Driehaus Event Driven Fund	Driehaus Multi-Asset Growth Economies Fund*
INVESTMENT INCOME (LOSS):
Income:
Interest income (net of $0, $0, $0 and $1,297 of non-reclaimable foreign taxes withheld, respectively)	$41,160,245	$1,282,116	$431,546	$66,162
Dividend income (net of $0, $0, $0 and $33,625 of non-reclaimable foreign taxes withheld, respectively)	8,714,961	162,550	1,265,641	213,953

Total investment income	49,875,206	1,444,666	1,697,187	280,115

Expenses:
Investment advisory fees	5,876,487	206,103	1,067,874	53,129
Shareholder services plan fees	1,643,722	55,165	217,033	—
Administration and fund accounting fees	415,880	18,323	74,751	3,719
Transfer agent fees and expenses	222,537	34,032	33,875	11,345
Trustees’ fees	86,781	22,500	26,779	10,375
Federal and state registration fees	71,373	18,538	16,336	6,351
Reports to shareholders	55,403	11,600	25,566	3,853
Custody fees	38,513	4,226	4,034	2,774
Legal fees	38,425	5,324	14,835	4,624
Audit and tax fees	28,843	7,716	28,842	14,180
Chief compliance officer fees	9,160	9,160	9,160	4,444
Interest on short positions	2,296,395	69,133	80,365	—
Dividends on short positions	1,935,647	5,859	148,376	—
Interest expense	67,276	29,054	25,812	—
Miscellaneous	144,594	47,989	29,238	12,047

Total expenses	12,931,036	544,722	1,802,876	126,841
Fees paid indirectly	(25,554)	(70)	(8,951)	—
Fees waived by advisor	—	—	—	(33,986)

Net expenses	12,905,482	544,652	1,793,925	92,855

Net investment income (loss)	36,969,724	900,014	(96,738)	187,260

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on transactions from:
Investments	9,920,182	(3,109,118)	25,700,515	683,741
Purchased options contracts	(538,103)	—	(1,417,648)	(18,424)
Purchased swaptions contracts	1,155,542	52,956	—	—
Securities sold short	(4,888,815)	(896,277)	(2,987,727)	—
Written options contracts	—	—	—	5,447
Futures contracts	(7,777,908)	(64,218)	—	—
Swap contracts	(16,986,805)	(754,336)	(1,931,269)	22,437
Forward foreign currency contracts	29,306	—	(226,435)	8,743
Foreign currency	88,524	566	(13,750)	(6,486)

Net realized gain (loss) on investments	(18,998,077)	(4,770,427)	19,123,686	695,458

Change in net unrealized appreciation (depreciation) on:
Investments	30,392,310	3,656,412	(10,018,841)	2,987,410
Purchased options contracts	476,603	—	1,379,197	(47,196)
Purchased swaptions contracts	(3,997,834)	(138,015)	—	—
Securities sold short	(35,780,642)	478,560	(1,181,639)	—
Written options contracts	—	—	—	1,957
Futures contracts	(1,271,545)	(88,145)	—	—
Swap contracts	5,944,255	231,621	2,855	56,492
Forward foreign currency contracts	(471,729)	—	(565,614)	(1,081)
Foreign currency	(10,131)	—	—	(301)
Foreign currency translations	9,258	—	—	138

Net change in net unrealized appreciation (depreciation) on investments	(4,709,455)	4,140,433	(10,384,042)	2,997,419

Net realized and unrealized gain (loss) on investments	(23,707,532)	(629,994)	8,739,644	3,692,877

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,262,192	$270,020	$8,642,906	$3,880,137

*	Fund commenced operations on April 10, 2017

Notes to Financial Statements are an integral part of these Statements.

22

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Statements of Changes in Net Assets

	Driehaus Active Income Fund		Driehaus Select Credit Fund
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
Operations:
Net investment income (loss)	$36,969,724	$80,370,007	$900,014	$6,414,449
Net realized gain (loss) on investments	(18,998,077)	(104,062,682)	(4,770,427)	(52,874,501)
Net change in unrealized appreciation (depreciation) on investments	(4,709,455)	151,767,866	4,140,433	43,404,143

Net increase (decrease) in net assets resulting from operations	13,262,192	128,075,191	270,020	(3,055,909)

Distributions:
Net investment income	(47,113,407)	(79,985,655)	(1,111,396)	(6,439,695)
Tax return of capital	—	—	—	(373,121)

Total distributions	(47,113,407)	(79,985,655)	(1,111,396)	(6,812,816)

Capital share transactions:
Proceeds from shares sold	382,804,254	651,023,207	2,054,855	24,124,615
Reinvested distributions	26,148,950	44,649,390	958,627	4,772,281
Cost of shares redeemed	(577,898,378)	(1,344,927,935)	(43,226,279)	(250,376,756)

Net increase (decrease) from capital transactions	(168,945,174)	(649,255,338)	(40,212,797)	(221,479,860)

Total increase (decrease) in net assets	(202,796,389)	(601,165,802)	(41,054,173)	(231,348,585)

NET ASSETS:

Beginning of period	$2,274,827,108	$2,875,992,910	$69,575,281	$300,923,866

End of period	$2,072,030,719	$2,274,827,108	$28,521,108	$69,575,281

Undistributed net investment income (loss)	$5,275,409	$15,419,092	$20,239	$231,621

Capital share transactions in shares:
Shares sold	37,945,336	65,691,151	259,180	3,084,360
Reinvested distributions	2,630,320	4,516,230	123,361	610,118
Shares redeemed	(57,382,361)	(135,715,627)	(5,457,749)	(31,988,859)

Net increase (decrease)	(16,806,705)	(65,508,246)	(5,075,208)	(28,294,381)

*	Fund commenced operations on April 10, 2017

Notes to Financial Statements are an integral part of these Statements.

Statements of Changes in Net Assets

Driehaus Event Driven Fund		Driehaus Multi-Asset Growth Economies Fund
Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016	For the Period April 10, 2017* through June 30, 2017 (unaudited)

$(96,738)	$409,668	$187,260
19,123,686	(7,233,352)	695,458
(10,384,042)	19,880,665	2,997,419

8,642,906	13,056,981	3,880,137

—	(2,312,787)	—
—	(736,638)	—

—	(3,049,425)	—

40,140,669	95,816,829	20,366,501
—	2,654,029	—
(133,059,652)	(84,452,324)	(133,000)

(92,918,983)	14,018,534	20,233,501

(84,276,077)	24,026,090	24,113,638

$256,481,963	$232,455,873	$—

$172,205,886	$256,481,963	$24,113,638

$(678,790)	$(582,052)	$187,260

3,832,293	9,701,497	2,282,140
—	258,174	—
(12,711,503)	(8,751,928)	(12,727)

(8,879,210)	1,207,743	2,269,413

Notes to Financial Statements are an integral part of these Statements.

Driehaus Active Income Fund

Financial Highlights

	For the six month period January 1, 2017 through June 30, 2017 (unaudited)	For the year ended December 31, 2016	For the year ended December 31, 2015	For the year ended December 31, 2014	For the year ended December 31, 2013	For the year ended December 31, 2012
Net asset value, beginning of period	$10.18	$9.95	$10.42	$10.77	$10.67	$10.01

INCOME FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.17	0.32	0.38	0.27	0.30	0.44
Net realized and unrealized gain (loss) on investments	(0.10)	0.23	(0.49)	(0.36)	0.02	0.49

Total from investment operations	0.07	0.55	(0.11)	(0.09)	0.32	0.93

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.22)	(0.32)	(0.36)	(0.26)	(0.22)	(0.27)
Net realized gain	—	—	—	—	—	—

Total distributions	(0.22)	(0.32)	(0.36)	(0.26)	(0.22)	(0.27)

Net asset value, end of period	$10.03	$10.18	$9.95	$10.42	$10.77	$10.67

Total Return	0.70%[4]	5.63%	(1.07)%	(0.87)%	2.99%	9.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$2,072,031	$2,274,827	$2,875,993	$3,982,787	$4,607,803	$2,867,021
Ratio of total expenses before reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.21%[3]	1.38%	1.05%	1.05%	1.14%	1.31%
Ratio of total expenses net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.21%[2,3]	1.38%[2]	1.05%	1.05%	1.14%	1.31%
Ratio of expenses (excluding dividends and interest on short positions and interest expense) before reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	0.81%[3]	0.80%	0.78%	0.77%	0.79%	0.91%
Ratio of expenses (excluding dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	0.81%[2,3]	0.80%[2]	0.78%	0.77%	0.79%	0.91%
Ratio of net investment income (including dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	3.46%[3]	3.20%	3.69%	2.51%	2.80%	4.22%
Ratio of net investment income (excluding dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	3.86%[3]	3.78%	3.96%	2.79%	3.15%	4.63%
Portfolio turnover rate	50%[4]	115%	76%	43%	48%	42%

[1]	Calculated based on average shares outstanding.

[2]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements).

[3]	Annualized.

[4]	Not annualized.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Select Credit Fund

Financial Highlights

	For the six month period January 1, 2017 through June 30, 2017 (unaudited)	For the year ended December 31, 2016	For the year ended December 31, 2015		For the year ended December 31, 2014		For the year ended December 31, 2013	For the year ended December 31, 2012
Net asset value, beginning of period	$7.94	$8.12	$9.15		$10.17		$9.87	$9.57

INCOME FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.14	0.33	0.42		0.32		0.32	0.58
Net realized and unrealized gain (loss) on investments	(0.12)	(0.13)	(1.04)		(0.98)		0.33	0.21

Total from investment operations	0.02	0.20	(0.62)		(0.66)		0.65	0.79

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.22)	(0.36)	(0.41)		(0.32)		(0.31)	(0.49)
Net realized gain	—	—	—		(0.04)		(0.04)	—
Tax return of capital	—	(0.02)	—		—		—	—

Total distributions	(0.22)	(0.38)	(0.41)		(0.36)		(0.35)	(0.49)

Net asset value, end of period	$7.74	$7.94	$8.12		$9.15		$10.17	$9.87

Total Return	0.27%[4]	2.59%	(7.13	) %	(6.56	) %	6.62%	8.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$28,521	$69,575	$300,924		$799,708		$1,023,435	$325,123
Ratio of total expenses before reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	2.08%[3]	2.04%	1.40%		1.32%		1.81%	1.69%
Ratio of total expenses net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	2.08%[2,3]	2.04%[2]	1.40%		1.32%		1.81%	1.69%
Ratio of expenses (excluding dividends and interest on short positions and interest expense) before reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.69%[3]	1.33%	1.16%		1.12%		1.13%	1.23%
Ratio of expenses (excluding dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.69%[2,3]	1.33%[2]	1.16%		1.12%		1.13%	1.23%
Ratio of net investment income (including dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	3.44%[3]	4.15%	4.68%		3.24%		3.17%	5.82%
Ratio of net investment income (excluding dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	3.84%[3]	4.86%	4.92%		3.43%		3.85%	6.28%
Portfolio turnover rate	65%[4]	127%	77%		79%		54%	78%

[1]	Calculated based on average shares outstanding.

[2]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements).

[3]	Annualized.

[4]	Not annualized.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Event Driven Fund

Financial Highlights

	For the six month period January 1, 2017 through June 30, 2017 (unaudited)	For the year ended December 31, 2016	For the year ended December 31, 2015	For the year ended December 31, 2014	For the period August 26, 2013* through December 31, 2013
Net asset value, beginning of period	$10.34	$9.85	$10.01	$10.74	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	—	0.02	0.05	(0.02)	(0.06)
Net realized and unrealized gain (loss) on investments	0.48	0.59	(0.15)	(0.67)	1.09

Total from investment operations	0.48	0.61	(0.10)	(0.69)	1.03

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(0.09)	(0.06)	—	—
Net realized gain	—	—	—	(0.04)	(0.29)
Tax return of capital	—	(0.03)	—	—	—

Total distributions	—	(0.12)	(0.06)	(0.04)	(0.29)

Net asset value, end of period	$10.82	$10.34	$9.85	$10.01	$10.74

Total Return	4.64%[3]	6.25%	(1.08)%	(6.35)%	10.35%[3]
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$172,206	$256,482	$232,456	$166,300	$42,033
Ratio of total expenses before reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.69%[4]	2.03%	1.86%	1.80%	3.03%[4]
Ratio of total expenses net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.68%[2,4]	2.01%[2]	1.86%	1.80%	3.00%[4]
Ratio of expenses (excluding dividends and interest on short positions and interest expense) before reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.45%[4]	1.44%	1.43%	1.35%	2.03%[4]
Ratio of expenses (excluding dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.44%[2,4]	1.42%[2]	1.43%	1.35%	2.00%[4]
Ratio of net investment income (including dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	(0.09)%[4]	0.19%	0.45%	(0.17)%	(1.75)%[4]
Ratio of net investment income (excluding dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	0.15%[4]	0.78%	0.89%	0.28%	(0.75)%[4]
Portfolio turnover rate	102%[3]	246%	400%	315%	104%[3]

*	Fund commenced operations on August 26, 2013.

[1]	Calculated based on average shares outstanding.

[2]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements).

[3]	Not annualized.

[4]	Annualized.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Multi-Asset Growth Economies Fund

Financial Highlights

For the period April 10, 2017* through June 30, 2017 (unaudited)
Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.08
Net realized and unrealized gain (loss) on investments	0.55

Total from investment operations	0.63

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—
Net realized gain	—

Total distributions	—

Net asset value, end of period	$10.63

Total Return	6.20%[2]
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$24,114
Ratio of total expenses before reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	2.39%[3]
Ratio of total expenses net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.75%[3]
Ratio of expenses (excluding dividends and interest on short positions and interest expense) before reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	2.39%[3]
Ratio of expenses (excluding dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	1.75%[3]
Ratio of net investment income (including dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	3.52%[3]
Ratio of net investment income (excluding dividends and interest on short positions and interest expense) net of reimbursements, waivers, recaptures and/or fees paid indirectly to average net assets	3.52%[3]
Portfolio turnover rate	18%[2]

*	Fund commenced operations on April 10, 2017.

[1]	Calculated based on average shares outstanding.

[2]	Not annualized.

[3]	Annualized.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited)

A.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company under the Investment Company Act of 1940, as amended, organized as a Delaware statutory trust, with nine separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013 and amended as of June 4, 2015, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The Driehaus Active Income Fund (the “Active Income Fund”) commenced operations on June 1, 2009 following the receipt of the assets and liabilities of the Lotsoff Capital Management Active Income Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the shareholders of the Acquired Fund. The reorganization was accomplished by a tax-free exchange of Acquired Fund shares for an equal number of shares of the Active Income Fund as of June 1, 2009. The Active Income Fund seeks to provide current income and capital appreciation. The Driehaus Select Credit Fund (the “Select Credit Fund”) commenced operations on September 30, 2010. The Select Credit Fund seeks to provide positive returns under a variety of market conditions. Effective as of the close of business on July 27, 2017, the Select Credit Fund was liquidated and dissolved. The Driehaus Event Driven Fund (the “Event Driven Fund”) commenced operations on August 26, 2013, following the receipt of the assets and liabilities of the Driehaus Credit Opportunities Fund, L.P. The Event Driven Fund seeks to provide positive returns over full market cycles. The Driehaus Multi-Asset Growth Economies Fund (the “Multi-Asset Growth Economies Fund” and together with the Active Income Fund, Select Credit Fund and Event Driven Fund, the “Funds”) commenced operations on April 10, 2017, following the receipt of the assets and liabilities of the Driehaus Emerging Markets Dividend Growth Fund, L.P. The Multi-Asset Growth Economies Fund seeks to maximize total return.

Significant Accounting Policies

The presentation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

The Funds, which are investment companies within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Securities Valuation

Investments in securities traded on a national securities exchange, including exchange-traded futures and options, are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. Exchange-traded securities for which no sale was reported are valued at the mean of the closing bid and ask prices from the exchange the security is primarily traded on and are generally classified as level 1. Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Long-term fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. Fixed income securities are generally classified as level 2. Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

market value, values will be obtained from a third party broker-dealer or counterparty. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. In addition, for Multi-Asset Growth Economies Fund, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the U.S. market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach, which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices for active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted the FASB amendments to authoritative guidance which require the Funds to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. During the period ended June 30, 2017, there were no transfers between levels for the Active Income Fund, Select Credit Fund, Event Driven Fund and Multi-Asset Growth Economies Fund. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Active Income Fund’s investments as of June 30, 2017:

Assets	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$440,583,619	$—	$440,583,619
Common Stocks
Auto Manufacturers	9,407,487	—	—	9,407,487
Electric	61,074,268	—	—	61,074,268
Entertainment	102,988,175	—	—	102,988,175
Gas	22,825,030	—	—	22,825,030
Insurance	65,129,830	—	—	65,129,830
Investment Companies	—	2,699,190	—	2,699,190
Media	44,364,312	—	—	44,364,312
Real Estate Investment Trusts	58,626,424	—	—	58,626,424
Retail	20,855,113	—	—	20,855,113
Semiconductors	27,362,500	—	—	27,362,500
Venture Capital	11,814,917	—	—	11,814,917
Convertible Corporate Bonds	—	54,211,734	—	54,211,734

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Assets (continued)	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks
Auto Manufacturers	$—	$—	$0	$0
Healthcare — Products	9,860,400	—	—	9,860,400
Investment Companies	—	30,253,975	—	30,253,975
Corporate Bonds	—	797,201,471	—	797,201,471
Preferred Stocks
Banks	37,426,988	—	—	37,426,988
Purchased Put Options	3,000	—	—	3,000
U.S. Government and Agency Securities	—	6,927,257	—	6,927,257

Total	$471,738,444	$1,331,877,246	$0	$1,803,615,690

Liabilities
Common Stocks Sold Short
Entertainment	$(19,068,080)	$—	$—	$(19,068,080)
Healthcare — Products	(5,970,366)	—	—	(5,970,366)
Insurance	(15,120,862)	—	—	(15,120,862)
Internet	(27,968,650)	—	—	(27,968,650)
Lodging	(22,403,430)	—	—	(22,403,430)
Media	(123)	—	—	(123)
Semiconductors	(26,309,967)	—	—	(26,309,967)
Telecommunications	(13,405,716)	—	—	(13,405,716)
Corporate Bonds Sold Short	—	(31,484,940)	—	(31,484,940)
Sovereign Bonds Sold Short	—	(6,440,993)	—	(6,440,993)
Exchange-Traded Funds Sold Short	(137,298,610)	—	—	(137,298,610)
U.S. Government and Agency Securities Sold Short	—	(28,159,435)	—	(28,159,435)

Total	$(267,545,804)	$(66,085,368)	$—	$(333,631,172)

Other Financial Instruments*
Credit Default Swaps — Assets	$—	$12,514,740	$—	$12,514,740
Credit Default Swaps — Liabilities	—	(13,465,678)	—	(13,465,678)
Forward Foreign Currency Contracts — Liabilities	—	(382,751)	—	(382,751)
Futures Contracts	803,673	—	—	803,673
Interest Rate Swaptions	—	355,045	—	355,045
Total Return Swaps — Assets	—	78,184	—	78,184
Total Return Swaps — Liabilities	—	(208,991)	—	(208,991)

Total Other Financial Instruments	$803,673	$(1,109,451)	$—	$(305,778)

*	Other financial instruments are swap, forward foreign currency and futures contracts and interest rate swaptions, which are detailed in the Schedule of Investments.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Active Income Fund:

Investments, at Value
Balance as of December 31, 2016	$0
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of Level 3	—

Balance as of June 30, 2017	$0

As of June 30, 2017, the Active Income Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock, valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. As a part of the ongoing restructuring of General Motors, any value previously ascribed to these holdings has been transferred to the General Motors Co. Motors Liquidation Co. GUC Trust common stock, which is freely and actively traded, and therefore the senior convertible preferred stock was fair valued at $0.

The following is a summary of the inputs used to value the Event Driven Fund’s investments as of June 30, 2017:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$6,199,720	$—	$—	$6,199,720
Banks	4,262,500	—	—	4,262,500
Biotechnology	12,056,400	—	—	12,056,400
Building Materials	1,855,543	—	—	1,855,543
Electric	4,665,760	—	—	4,665,760
Entertainment	15,628,526	—	—	15,628,526
Healthcare — Services	2,776,522	—	—	2,776,522
Holding Companies — Diversified	672,750	—	—	672,750
Home Builders	1,382,268	—	—	1,382,268
Insurance	9,384,221	—	—	9,384,221
Media	15,295,615	—	—	15,295,615
Pharmaceuticals	3,047,700	—	—	3,047,700
Real Estate Investment Trusts	8,912,383	—	—	8,912,383
Retail	3,171,899	—	—	3,171,899
Savings & Loans	12,884,981	—	—	12,884,981
Semiconductors	8,427,650	—	—	8,427,650
Transportation	7,160,422	—	—	7,160,422
Convertible Preferred Stocks
Auto Manufacturers	—	—	0	0
Corporate Bonds	—	20,968,913	—	20,968,913

Total	$117,784,860	$20,968,913	$0	$138,753,773

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks Sold Short
Entertainment	$(2,759,260)	$—	$—	$(2,759,260)
Lodging	(1,463,790)	—	—	(1,463,790)
Corporate Bonds Sold Short	—	(319,550)	—	(319,550)
Exchange-Traded Funds Sold Short	(18,808,840)	—	—	(18,808,840)

Total	$(23,031,890)	$(319,550)	$—	$(23,351,440)

Other Financial Instruments*
Total Return Swaps — Asset	$—	$235,571	$—	$235,571
Total Return Swaps — Liabilities	—	(79,912)	—	(79,912)
Forward Foreign Currency Contracts — Assets	—	110,670	—	110,670
Forward Foreign Currency Contracts — Liabilities	—	(555,265)	—	(555,265)

Total Other Financial Instruments	$—	$(288,936)	$—	$(288,936)

*	Other financial instruments are swap and forward foreign currency contracts, which are detailed in the Schedule of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Event Driven Fund:

Investments, at Value
Balance as of December 31, 2016	$4,657,500
Realized gain (loss)	496,196
Change in net unrealized appreciation (depreciation)	—
Purchases	—
Sales	(5,153,696)
Transfers in and/or out of Level 3	—

Balance as of June 30, 2017	$0

As of June 30, 2017, the Event Driven Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock, which were valued in the same manner as described above for the Active Income Fund.

The following is a summary of the inputs used to value the Multi-Asset Growth Economies Fund’s investments as of June 30, 2017:

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds**	$—	$3,885,493	$—	$3,885,493
Equity Securities
Argentina	214,335	—	—	214,335
Brazil	1,236,047	—	—	1,236,047
China	5,457,325	—	—	5,457,325
Czech Republic	333,230	—	—	333,230
Egypt	148,302	—	—	148,302
Greece	403,928	—	—	403,928
Hungary	206,796	—	—	206,796
India	654,888	—	—	654,888

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Assets (continued)	Level 1	Level 2	Level 3	Total
Indonesia	$—	$387,029	$—	$387,029
Italy	217,294	—	—	217,294
Malaysia	279,757	—	—	279,757
Mexico	1,038,348	—	—	1,038,348
Pakistan	158,083	—	—	158,083
Romania	129,710	—	—	129,710
Russia	952,494	—	—	952,494
South Africa	151,947	—	—	151,947
South Korea	2,563,799	—	—	2,563,799
Taiwan	1,418,994	—	—	1,418,994
Thailand	403,496	—	—	403,496
Turkey	264,509	—	—	264,509
United Arab Emirates	—	309,460	—	309,460
Purchased Call Options	—	2,497	—	2,497
Purchased Put Options	—	15,000	—	15,000
Equity Certificates**	—	1,479,835	—	1,479,835

Total	$16,233,282	$6,079,314	$—	$22,312,596

Liabilities
Written Put Options	$—	$(3,000)	$—	$(3,000)

Total	$—	$(3,000)	$—	$(3,000)

Other Financial Instruments*
Interest Rate Swaps — Asset	$—	$126,973	$—	$126,973
Interest Rate Swaps — Liabilities	—	(70,481)	—	(70,481)
Forward Foreign Currency Contracts — Assets	—	922	—	922
Forward Foreign Currency Contracts — Liabilities	—	(2,003)	—	(2,003)

Total Other Financial Instruments	$—	$55,411	$—	$55,411

*	Other financial instruments are swap and forward foreign currency contracts, which are detailed in the Schedule of Investments.

**	See Schedule of Investments for industry and/or country breakout.

Securities Sold Short

The Funds are engaged in selling securities short, which obligates them to replace a borrowed security by purchasing it at market price at the time of replacement. Each Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Each Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. Such deposit is included in “Collateral held at custodian for the benefit of brokers” on the Statements of Assets and Liabilities. Each Fund is obligated to pay any

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Funds on the Statements of Operations.

Federal Income Taxes

The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all their taxable income to their shareholders. Therefore, no Federal income tax provision is required.

The FASB’s “Accounting for Uncertainty in Income Taxes” (“Tax Statement”) requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has evaluated the implications of the Tax Statement and all of the uncertain tax positions and has determined that no liability is required to be recorded in the financial statements as of June 30, 2017. The Funds file tax returns with the U.S. Internal Revenue Service and various states. Taxable years ending 2016, 2015, 2014 and 2013 remain subject to examination by taxing authorities.

For Federal income tax purposes, capital loss carryforwards represent net capital losses of a fund that may be carried forward and applied against future net realized gains. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the Federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for up to eight years, and were required to be carried forward as short-term capital losses, irrespective of the character of the original loss. New net capital losses (those earned in taxable years beginning after December 22, 2010) may be carried forward indefinitely and must retain the character of the original loss.

At June 30, 2017, gross unrealized appreciation and depreciation on investments, based on cost for Federal income tax purposes, were as follows:

	Active Income Fund	Select Credit Fund	Event Driven Fund	Multi-Asset Growth Economies Fund
Cost of investments	$1,769,859,350	$—	$129,120,154	$19,372,382

Gross unrealized appreciation	$89,033,491	$—	$14,755,118	$3,280,098
Gross unrealized depreciation	(55,277,151)	—	(5,121,499)	(339,884)

Net unrealized appreciation on investments	$33,756,340	$—	$9,633,619	$2,940,214

The difference between cost amounts for financial statement and Federal income tax purposes is due primarily to the tax deferral of losses on wash sales.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

The tax character of distributions paid were as follows:

Active Income Fund
Distributions paid from:	January 1, 2016 to December 31, 2016	January 1, 2015 to December 31, 2015
Ordinary income	$79,985,655	$121,665,387

Total distributions paid	$79,985,655	$121,665,387

Select Credit Fund
Distributions paid from:	January 1, 2016 to December 31, 2016	January 1, 2015 to December 31, 2015
Ordinary income	$6,439,695	$28,789,661
Taxable return of capital distribution	373,121	—

Total distributions paid	$6,812,816	$28,789,661

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Event Driven Fund
Distributions paid from:	January 1, 2016 to December 31, 2016	January 1, 2015 to December 31, 2015
Ordinary income	$2,312,787	$1,333,974
Taxable return of capital distribution	736,638	—

Total distributions paid	$3,049,425	$1,333,974

As of December 31, 2016, the components of accumulated earnings (deficit) were as follows:

	Active Income Fund	Select Credit Fund	Event Driven Fund
Undistributed ordinary income	$10,314,585	$—	$—
Undistributed long-term capital gains	—	—	—

Accumulated earnings	10,314,585	—	—
Accumulated capital and other losses	(380,505,012)	(174,219,610)	(30,787,295)
Unrealized appreciation (depreciation) on securities sold short, swaps, forwards, futures, and currency	(10,843,312)	(343,482)	(1,959,389)
Unrealized appreciation (depreciation) on investments	454,326	(3,687,923)	17,372,826

Total accumulated earnings (deficit)	$(380,579,413)	$(178,251,015)	$(15,373,858)

As of December 31, 2016, the Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations:

	Not Subject to Expiration
	Short-Term	Long-Term
Active Income Fund	$188,535,429	$191,969,583
Select Credit Fund	73,356,717	100,862,893
Event Driven Fund	23,939,818	6,539,247

Qualified late-year losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ following taxable year. As of December 31, 2016, the Funds had the following qualified late-year ordinary losses:

Late-Year Ordinary Losses
Active Income Fund	$—
Select Credit Fund	—
Event Driven Fund	308,230

Foreign Currency Translation

The value of securities, currencies and other assets and liabilities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contract transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

Net realized foreign exchange gains or losses on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Active Income Fund, Event Driven Fund and Multi-Asset Growth Economies Fund held portfolio hedges as of June 30, 2017 as disclosed in the Schedule of Investments.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) on investments and the net change in unrealized appreciation (depreciation) on investments.

Indemnifications

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. A Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against a Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Other

The Trust records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Pursuant to the terms of certain of the senior unsecured loan agreements, the Funds may have unfunded loan commitments, which are callable on demand. Each Fund will have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At June 30, 2017, the Active Income Fund, Select Credit Fund, Event Driven Fund and Multi-Asset Growth Economies Fund had no unfunded senior loan commitments.

With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. At June 30, 2017, the Funds had no such outstanding senior loan participation commitments.

B.  INVESTMENTS IN DERIVATIVES

Each Fund uses derivative instruments such as swaps, futures, options, swaptions and forward foreign currency contracts in connection with their respective investment strategies. During the period January 1, 2017 through June 30, 2017, the Active Income Fund and Select Credit Fund primarily utilized: 1) credit default swaps as alternatives to direct investments to manage exposure to specific sectors/markets/industries and/or credit events and manage volatility; 2) total return swaps to gain exposure to certain sectors and manage volatility; 3) futures to hedge their interest rate and/or commodity risk and manage volatility; 4) options to hedge downside risk and manage volatility; and 5) forward foreign currency contracts to manage currency risk in portfolio holdings. During the period January 1, 2017 through June 30, 2017, the Event Driven Fund primarily utilized: 1) total return swaps to manage exposure to certain sectors; 2) options to both hedge exposure and provide exposure to certain market segments or specific securities; and 3) forward foreign currency contracts to manage currency risk in portfolio holdings. During the period April 10, 2017 through June 30, 2017, the Multi-Asset Growth Economies Fund primarily utilized: 1) interest rate swaps to hedge against interest rate fluctuation and enable the parties involved to exchange fixed and floating cash flows; 2) options to both hedge exposure and provide exposure to certain market segments or specific securities; and 3) forward foreign currency contracts to manage currency risk in portfolio holdings. Detail regarding each derivative type is included below.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Swap Contracts

The Funds are subject to credit risk, volatility risk and interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds engage in various swap transactions, including forward rate agreements and interest rate, currency, volatility, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments.

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as unrealized appreciation (depreciation). Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.

Total return swap contracts are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to manage exposure to specific sectors or industries and/or to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Gains or losses are realized upon termination of the contracts. Each Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

Volatility swaps are forward contracts on the future realized volatility of an underlying instrument. Volatility swaps are generally used to speculate on future volatility levels, trade the spread between realized and implied volatility or hedge volatility exposure of other positions. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a volatility swap contract is dependent upon the volatility of the underlying instrument.

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. Each Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value. The maximum exposure to loss of the notional value as a seller of credit default swaps outstanding at June 30, 2017 for the Active Income Fund, Select Credit Fund, Event Driven Fund and Multi-Asset Growth Economies Fund was 80,000,000 Euros, $0, $0 and $0, respectively.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Risks associated with swap contracts include changes in the returns of underlying instruments and/or interest rates, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of June 30, 2017, the Funds had outstanding swap contracts as listed on the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities.

Futures Contracts

The Funds may enter into futures contracts to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities or interest rates. Upon entering into a futures contract with a broker, a Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contract against default. As of June 30, 2017, the Active Income Fund had outstanding futures contracts as listed in the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities. The Select Credit Fund, Event Driven Fund and Multi-Asset Growth Economies Fund had no outstanding futures contracts at June 30, 2017.

Options Contracts

The Funds may use options contracts to hedge downside risk, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The premium amount and the number of option contracts written by the Multi-Asset Growth Economies Fund during the period from inception through June 30, 2017, were as follows:

Multi-Asset Growth Economies Fund	Number of Contracts	Premium Amount
Options outstanding at inception on April 10, 2017	—	$—
Options written	1,150	17,556
Options closed	(150)	(12,599)
Options expired	—	—
Options exercised	—	—

Options outstanding at June 30, 2017	1,000	$4,957

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of June 30, 2017, the Funds only held purchased options as listed on the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities.

Swaptions

An option on a swap contract, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A call or receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index swap. A put or payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index swap. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. As of June 30, 2017, the Active Income Fund had outstanding swaptions as listed on the Schedule of Investments. The Select Credit Fund, Event Driven Fund and Multi-Asset Growth Economies Fund had no outstanding swaptions at June 30, 2017.

Forward Foreign Currency Contracts

The Funds use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or to hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.

The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, the Funds could be exposed to credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or market risk if the value of the foreign currency changes unfavorably. As of June 30, 2017, the Funds had forward foreign currency contracts as listed in the Schedule of Investments.

Equity Certificates

The Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These derivative instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

On June 30, 2017, Multi-Asset Growth Economies Fund had unrealized appreciation (depreciation) of $117,963 as a result of its investments in these financial instruments. The aggregate market values of these certificates for Multi-Asset Growth Economies Fund represented 6.6% of its total market value of investments at June 30, 2017.

Derivative Investment Holdings Categorized by Risk Exposure

Each Fund is subject to the FASB’s “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Active Income Fund’s derivative contracts by primary risk exposure as of June 30, 2017:

	Asset derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair Value
Credit contracts	Unrealized appreciation on open swap contracts	$6,089,568
Equity contracts	Purchased options, at fair value	3,000
Equity contracts	Unrealized appreciation on open swap contracts	78,184
Equity contracts	N/A*	118,888
Interest rate contracts	Purchased swaptions, at fair value	355,045
Interest rate contracts	N/A*	684,785
Total		$7,329,470

	Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair Value
Credit contracts	Unrealized depreciation on open swap contracts	$5,207,990
Currency contracts	Unrealized depreciation on forward foreign currency contracts	382,751
Equity contracts	Unrealized depreciation on open swap contracts	208,991
Total		$5,799,732

*   Includes cumulative appreciation/depreciation of futures contracts as shown in the Schedule of Investments. Only current day’s variation margin is reported in the Statement of Assets and Liabilities.

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Event Driven Fund’s derivative contracts by primary risk exposure as of June 30, 2017:

	Asset derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair Value
Equity contracts	Unrealized appreciation on open swap contracts	$235,571
Currency contracts	Unrealized appreciation on forward foreign currency contracts	110,670
Total		$346,241

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

	Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair Value
Currency contracts	Unrealized depreciation on forward foreign currency contracts	$555,265
Equity contracts	Unrealized depreciation on open swap contracts	79,912
Total		$635,177

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Multi-Asset Growth Economies Fund’s derivative contracts by primary risk exposure as of June 30, 2017:

	Asset derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair Value
Interest contracts	Unrealized appreciation on open swap contracts	$126,973
Currency contracts	Unrealized appreciation on forward foreign currency contracts	922
Currency contracts	Purchased options, at fair value	2,497
Equity contracts	Purchased options, at fair value	15,000
Total		$145,392

	Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair Value
Interest contracts	Unrealized depreciation on open swap contracts	$70,481
Currency contracts	Unrealized depreciation on forward foreign currency contracts	2,003
Equity contracts	Written options outstanding, at fair value	3,000
Total		$75,484

The following table sets forth the Active Income Fund’s net realized gain/loss by primary risk exposure and by type of derivative contract for the period January 1, 2017 through June 30, 2017:

Amount of net realized gain (loss) on derivatives
	Risk exposure category
Derivative	Credit contracts	Currency contracts	Equity contracts	Interest rate contracts	Total
Purchased options contracts	$—	$—	$(538,103)	$—	$(538,103)
Purchased swaptions contracts	—	—	—	1,155,542	1,155,542
Forward foreign currency contracts	—	29,306	—	—	29,306
Futures contracts	—	—	(3,900,911)	(3,876,997)	(7,777,908)
Swap contracts	(9,228,437)	—	(7,758,368)	—	(16,986,805)

Total	$(9,228,437)	$29,306	$(12,197,382)	$(2,721,455)	$(24,117,968)

The following table sets forth the Select Credit Fund’s net realized gain/loss by primary risk exposure and by type of derivative contract for the period January 1, 2017 through June 30, 2017:

Amount of net realized gain (loss) on derivatives
	Risk exposure category
Derivative	Credit contracts	Equity contracts	Interest rate contracts	Total
Purchased swaptions contracts	$—	$—	$52,956	$52,956
Futures contracts	—	2,665	(66,883)	(64,218)
Swap contracts	(364,571)	(389,765)	—	(754,336)

Total	$(364,571)	$(387,100)	$(13,927)	$(765,598)

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the Event Driven Fund’s net realized gain/loss by primary risk exposure and by type of derivative contract for the period January 1, 2017 through June 30, 2017:

Amount of net realized gain (loss) on derivatives
	Risk exposure category
Derivative	Currency contracts	Equity contracts	Total
Purchased options contracts	$—	$(1,417,648)	$(1,417,648)
Forward foreign currency contracts	(226,435)	—	(226,435)
Swap contracts	—	(1,931,269)	(1,931,269)

Total	$(226,435)	$(3,348,917)	$(3,575,352)

The following table sets forth the Multi-Asset Growth Economies Fund’s net realized gain/loss by primary risk exposure and by type of derivative contract for the period from inception (April 10, 2017) through June 30, 2017:

Amount of net realized gain (loss) on derivatives
	Risk exposure category
Derivative	Equity Certificates	Currency contracts	Equity contracts	Interest rate contracts	Total
Purchased options contracts	$—	$—	$(18,424)	$—	$(18,424)
Written options contracts	—	—	5,447	—	5,447
Forward foreign currency contracts	—	8,743	—	—	8,743
Swap contracts	—	—	—	22,437	22,437

Total	$—	$8,743	$(12,977)	$22,437	$18,203

The following table sets forth the Active Income Fund’s change in net unrealized appreciation/depreciation by primary risk exposure and by type of derivative contract for period January 1, 2017 through June 30, 2017:

Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Credit contracts	Equity contracts	Currency contracts	Interest rate contracts	Total
Purchased options contracts	$—	$476,603	$—	$—	$476,603
Purchased swaptions contracts	—	—	—	(3,997,834)	(3,997,834)
Futures contracts	—	(284,680)	—	(986,865)	(1,271,545)
Swap contracts	5,440,130	504,125	—	—	5,944,255
Forward foreign currency contracts	—	—	(471,729)	—	(471,729)

Total	$5,440,130	$696,048	$(471,729)	$(4,984,699)	$679,750

The gross notional amount and/or the number of contracts for the Active Income Fund as of June 30, 2017 are included on the Schedule of Investments. The quarterly average values of derivative investments for period January 1, 2017 through June 30, 2017 is set forth in the table below:

Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount / Number
Options Contracts — Purchased	number of contracts	25,557
Options Contracts — Written	number of contracts	(341)
Futures Contracts — Short	number of contracts	(3,012)
Swap Contracts	gross notional amount	$198,147,734
Swaptions Contracts — Purchased	gross notional amount	$113,075,000
Forward Contracts — Long	fair value	$4,988,997
Forward Contracts — Short	fair value	$(17,893,248)

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the Select Credit Fund’s change in net unrealized appreciation/depreciation by primary risk exposure and by type of derivative contract for the period January 1, 2017 through June 30, 2017:

Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Credit contracts	Equity contracts	Interest rate contracts	Total
Purchased swaptions contracts	$—	$—	$(138,015)	$(138,015)
Futures contracts	—	(14,675)	(73,470)	(88,145)
Swap contracts	194,661	36,960	—	231,621

Total	$194,661	$22,285	$(211,485)	$5,461

There were no open derivative contracts for the Select Credit Fund as of June 30, 2017. The quarterly average values of derivative investments for the period January 1, 2017 through June 30, 2017 is set forth in the table below:

Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount / Number
Options Contracts — Purchased	number of contracts	54
Options Contracts — Written	number of contracts	(84)
Futures Contracts — Short	number of contracts	(94)
Swap Contracts	gross notional amount	$4,487,325
Swaptions Contracts — Purchased	gross notional amount	$3,260,000
Forward Contracts — Long	fair value	$1,450,640
Forward Contracts — Short	fair value	$(1,450,640)

The following table sets forth the Event Driven Fund’s change in net unrealized appreciation/depreciation by primary risk exposure and by type of derivative contract for the period January 1, 2017 through June 30, 2017:

Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Equity contracts	Currency contracts	Total
Purchased options contracts	$1,379,197	$—	$1,379,197
Swap contracts	2,855	—	2,855
Forward foreign currency contracts	—	(565,614)	(565,614)

Total	$1,382,052	$(565,614)	$816,438

The gross notional amount and/or the number of contracts for the Event Driven Fund as of June 30, 2017 are included on the Schedule of Investments. The quarterly average values of derivative investments for the period January 1, 2017 through June 30, 2017 is set forth in the table below:

Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount /Number
Options Contracts — Purchased	number of contracts	4,534
Swap Contracts	gross notional amount	$(122,402)
Forward Contracts — Long	fair value	$1,144,174
Forward Contracts — Short	fair value	$(13,038,571)

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth Multi-Asset Growth Economies Fund’s change in net unrealized appreciation/depreciation by primary risk exposure and by type of derivative contract for the period from inception (April 10, 2017) through June 30, 2017:

Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Equity Certificates	Currency contracts	Equity contracts	Interest rate contracts	Total
Purchased options contracts	$—	$(33,153)	$(14,043)	$—	$(47,196)
Written options contracts	—	—	1,957	—	1,957
Equity Contracts	117,963	—	—	—	117,963
Forward foreign currency contracts	—	(1,081)	—	—	(1,081)
Swap contracts	—	—	—	56,492	56,492

Total	$117,963	$(34,234)	$(12,086)	$56,492	$128,135

The gross notional amount and/or the number of contracts for the Multi-Asset Growth Economies Fund as of June 30, 2017 are included on the Schedule of Investments. The quarterly average values of derivative investments for the period April 10, 2017 through June 30, 2017 is set forth in the table below:

Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount /Number
Options Contracts — Purchased	number of contracts	5,001,000
Options Contracts — Written	number of contracts	(1,000)
Swap Contracts	gross notional amount	$402,657,391
Forward Contracts — Long	fair value	$337,688
Forward Contracts — Short	fair value	$(338,769)

Disclosures about Offsetting Assets and Liabilities

The Funds are party to various agreements, including International Swaps and Derivatives Association Agreements and related Credit Support Annexes (“Master Netting Agreements” or “MNA”), which govern the terms of certain transactions with select counterparties. MNAs are designed to reduce counterparty risk associated with the relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As MNAs are specific to the unique operations of different asset types, they allow each Fund to close out and net its total exposure to a counterparty in the event of default with respect to all of the transactions governed under a single agreement with that counterparty. MNAs can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investment securities at fair value or Collateral held at custodian for the benefit of brokers.

The Funds’ derivative contracts held at June 30, 2017, are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to MNAs or similar arrangements on the Statements of Assets and Liabilities. The settlement of futures contracts and exchange-traded purchased options is guaranteed by the clearinghouse or exchange the instrument is traded on and is not subject to arrangements with particular counterparties. For that reason, these instruments are excluded from the below disclosure.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table presents the Active Income Fund’s financial and derivative assets subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral received by the Active Income Fund as of June 30, 2017:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount[1]
Unrealized appreciation on open swap contracts	$6,167,752	$(2,596,979)	$—	$3,570,773

The following table presents the Active Income Fund’s financial and derivative liabilities subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral pledged by the Active Income Fund as of June 30, 2017:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount[2]
Unrealized depreciation on open swap contracts	$5,416,981	$(2,596,979)	$(2,820,002)	$—
Unrealized depreciation on forward foreign currency contracts	382,751	—	(382,751)	—

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.
[2]	Net amount represents the net amount payable to the counterparty in the event of default.

The following table presents the Event Driven Fund’s financial and derivative assets subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral received by the Event Driven Fund as of June 30, 2017:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount[1]
Unrealized appreciation on open swap contracts	$235,571	$(79,912)	$—	$155,659
Unrealized appreciation on forward foreign currency contracts	110,670	(110,670)	—	—

The following table presents the Event Driven Fund’s financial and derivative liabilities subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral pledged by the Event Driven Fund as of June 30, 2017:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount[2]
Unrealized depreciation on open swap contracts	$79,912	$(79,912)	$—	$—
Unrealized depreciation on forward foreign currency contracts	555,265	(110,670)	444,595	—

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.
[2]	Net amount represents the net amount payable to the counterparty in the event of default.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table presents the Multi-Asset Growth Economies Fund’s financial and derivative assets subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral received by the Multi-Asset Growth Economies Fund as of June 30, 2017:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount[1]
Unrealized appreciation on open swap contracts	$126,973	$(59,363)	$—	$67,610
Unrealized appreciation on forward foreign currency contracts	922	(922)	—	—

The following table presents the Multi-Asset Growth Economies Fund’s financial and derivative liabilities subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral pledged by the Multi-Asset Growth Economies Fund as of June 30, 2017:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount[2]
Unrealized depreciation on open swap contracts	$70,481	$(59,363)	$(11,118)	$—
Unrealized depreciation on forward foreign currency contracts	2,003	(922)	1,081	—

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.
[2]	Net amount represents the net amount payable to the counterparty in the event of default.

C.  INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

Richard H. Driehaus, an Interested Trustee of the Trust, is also the Chairman of the Board of Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, and of Driehaus Securities LLC (“DS LLC” or the “Distributor”), a registered broker-dealer.

DCM serves as the Funds’ investment adviser. In return for its services to the Funds, the Funds pay the Adviser an annual management fee on a monthly basis of 0.55%, 0.80%, 1.00% and 1.00% of average daily net assets, respectively, for the Active Income Fund, Select Credit Fund, Event Driven Fund and Multi-Asset Growth Economies Fund.

DCM entered into a written agreement to cap the Multi-Asset Growth Economies Fund’s annual ordinary operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 1.75% of average daily net assets until at least April 9, 2020. For this same time period, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Multi-Asset Growth Economies Fund’s expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap. During the period from inception through June 30, 2017, the Multi-Asset Growth Economies Fund had fees waived by DCM in the amount of $33,986 and as of June 30, 2017, this entire amount is subject to recapture.

The Active Income Fund incurred $5,876,487 for investment advisory fees during the period January 1, 2017 through June 30, 2017, of which $935,674 was payable to DCM at June 30, 2017. The Select Credit Fund incurred $206,103 for investment advisory fees during the period January 1, 2017 through June 30, 2017, and $22,055 was payable to DCM at June 30, 2017. The Event Driven Fund incurred $1,067,874 for investment advisory fees during the period January 1, 2017 through June 30, 2017, and $140,659 was payable to DCM at June 30, 2017. The Multi-Asset Growth Economies Fund incurred $53,129 for investment advisory fees during the period from inception through June 30, 2017, and $5,901 was payable to DCM at June 30, 2017.

The Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to pay a portion of the Funds’ operating expenses using part of the commissions generated.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

For the six months ended June 30, 2017, these arrangements reduced the expenses of Driehaus Active Income Fund, Driehaus Select Credit Fund, Driehaus Event Driven Fund and Multi-Asset Growth Economies Fund by $25,554 (0.2%), $70 (0.01%), $8,951 (0.5%) and $0 (0.0%), respectively.

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is affected at the current market price to minimize trading costs, where permissible. For the six months ended June 30, 2017, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
Active Income Fund	$3,488,750	$—	$—
Select Credit Fund	—	3,488,750	65,046
Event Driven Fund	—	—	—
Multi-Asset Growth Economies Fund	—	—	—

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a Driehaus Mutual Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2017:

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Unrealized Appreciation (Depreciation)	Value End of Period	Dividends Credited to Income	Net Realized Gain (Loss)
Active Income Fund:
Apollo Education Group, Inc.(1)	$74,096,322	$—	$(74,844,770)	$(8,748,882)	$—	$—	$9,497,330
Pinnacle Entertainment, Inc.	62,302,078	—	(25,626,210)	11,056,946	58,300,418	—	10,567,604
Stewart Information Services Corp.	76,766,101	—	(10,207,239)	(1,202,903)	65,129,830	923,099	(226,129)

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Active Income Fund:
Apollo Education Group, Inc.(1)	7,484,477	—	(7,484,477)	—
Pinnacle Entertainment, Inc.	4,296,695	—	(1,346,269)	2,950,426
Stewart Information Services Corp.	1,665,931	—	(230,721)	1,435,210

(1)	No longer affiliated as of June 30, 2017

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

DS LLC is the Funds’ distributor. DS LLC does not earn any compensation from the Funds for these services. DS LLC has entered into a Fee Reimbursement Agreement (“Agreement”) with each of the Funds. Under these Agreements, the Funds reimburse DS LLC for certain fees paid by DS LLC to intermediaries who provide shareholder administrative and/or sub-transfer agency services to the Funds. Currently, the amount to be reimbursed will not exceed 0.25% of the average daily net assets held by such intermediaries. The amounts incurred and payable to DS LLC during the period January 1, 2017 through June 30, 2017 are as follows:

Fund	Shareholder services plan fees	Accrued shareholder services plan fees
Active Income Fund	$1,643,722	$326,940
Select Credit Fund	55,165	7,123
Event Driven Fund	217,033	26,393
Multi-Asset Growth Economies Fund	—	—

Certain officers of the Trust are also officers of DCM and DS LLC. The Funds pay a portion of the Chief Compliance Officer’s salary. No other officers received compensation from the Funds during the period January 1, 2017 through June 30, 2017. The Independent Trustees are compensated for their services to the Trust and such compensation is reflected as Trustees’ fees in the Statements of Operations.

UMB Fund Services, Inc. (“UMBFS”), an affiliate of UMB Financial Corporation, serves as the Funds’ administrative and accounting agent. In compensation for these services, UMBFS earns the larger of a monthly minimum fee or a monthly fee based upon each Fund’s average daily net assets. UMBFS also acts as the transfer agent and dividend disbursing agent for the Funds. For these services, UMBFS earns a monthly fee based in part on shareholder processing activity during the month.

D.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding swaps, options, futures, forwards, short-term securities and U.S. government obligations) for the Active Income Fund, Select Credit Fund, Event Driven Fund and Multi-Asset Growth Economies Fund for the period January 1, 2017 through June 30, 2017, were as follows:

Active Income Fund		Select Credit Fund		Event Driven Fund		Multi-Asset Growth Economies Fund
Purchases	$968,036,593	Purchases	$26,467,718	Purchases	$189,921,575	Purchases	$8,163,980
Sales	$1,189,344,261	Sales	$78,989,341	Sales	$293,848,687	Sales	$740,478

The aggregate purchases and sales of U.S. government obligations for the Active Income Fund, Select Credit Fund, Event Driven Fund and Multi-Asset Growth Economies Fund for the period January 1, 2017 through June 30, 2017, were as follows:

Active Income Fund		Select Credit Fund		Event Driven Fund		Multi-Asset Growth Economies Fund
Purchases	$—	Purchases	$—	Purchases	$—	Purchases	$—
Sales	$—	Sales	$—	Sales	$12,180,820	Sales	$—

E.  RESTRICTED SECURITIES

Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be resold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At June 30, 2017, the Funds held restricted securities as denoted on the Schedule of Investments.

F.  LINE OF CREDIT

Active Income Fund, Select Credit Fund and Event Driven Fund have, together with certain other funds in the Trust, obtained a committed line of credit in the amount of $50,000,000. The line of credit is available primarily to meet large, unexpected shareholder withdrawals subject to certain restrictions. Interest is charged at a rate per annum equal to the Federal Funds Rate in effect at the time of the borrowings plus 1.5%, or

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

1.75%, whichever is greater. There is a commitment fee of 0.10% of the excess of the $50,000,000 committed amount over the sum of the average daily balance of any loans, which is allocated amongst all funds that have access to the line. At June 30, 2017, the Funds had no outstanding borrowings under the line of credit.

G.  SUBSEQUENT EVENTS

Events or transactions that occurred after the date of this report through the date the report was issued have been evaluated for potential impact to the financial statements. There are no subsequent events that require recognition or disclosure in the financial statements, other than as noted below.

On June 8, 2017, the Board of Trustees approved a Plan of Termination and Liquidation for Select Credit Fund (the “Plan”). Pursuant to the Plan, Select Credit Fund made a liquidating distribution on July 27, 2017 and thereafter was dissolved.

Fund Expense Examples

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended June 30, 2017.

Actual Expenses

The first line of the table below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Driehaus Active Income Fund

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Six Months Ended June 30, 2017*
Actual	$1,000.00	$1,007.00	$6.02
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,018.79	$6.06

Driehaus Select Credit Fund

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Six Months Ended June 30, 2017*
Actual	$1,000.00	$1,002.70	$10.33
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,014.48	$10.39

Fund Expense Examples — (Continued)

Driehaus Event Driven Fund

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Six Months Ended June 30, 2017*
Actual	$1,000.00	$1,046.40	$8.52
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,016.46	$8.40

Driehaus Multi-Asset Growth Economies Fund

	Beginning Account Value April 10, 2017**	Ending Account Value June 30, 2017	Expenses Paid During Six Months Ended June 30, 2017*
Actual	$1,000.00	$1,062.00	$4.05
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,016.12	$8.75

*	Expenses are equal to the Funds’ annualized expense ratios for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the half-year period.

**	The Driehaus Multi-Asset Growth Economies Fund commenced operations on April 10, 2017. The actual return and expenses paid during the period by this Fund were for the period from April 10, 2017 (82 days) instead of the entire six-month period. The hypothetical return is based on the entire six-month period for comparison purposes.

Driehaus Active Income Fund	1.21%
Driehaus Select Credit Fund	2.08%
Driehaus Event Driven Fund	1.68%
Driehaus Multi-Asset Growth Economies Fund	1.75%

Board Considerations in Connection with the Initial Approval of the Investment Advisory

Agreement for Driehaus Multi-Asset Growth Economies Fund

The Board of Trustees of the Driehaus Mutual Funds (the “Trust”), including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) approved the investment advisory agreement (the “Agreement”) with Driehaus Capital Management LLC (the “Adviser”) for the Driehaus Multi-Asset Growth Economies Fund (the “Fund”) on November 29, 2016. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. The Board reviewed comprehensive materials received from the Adviser and from independent legal counsel. After their review of the information received, the Independent Trustees presented their findings and their recommendation to approve the Agreement to the full Board. In connection with the review, the Board considered the factors discussed below, among others.

Nature, Quality and Extent of Services.    The Board considered the nature, extent and quality of services to be provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Adviser to attract and retain high-quality personnel, and the organizational depth of the Adviser. The Board also considered the Trust’s compliance with legal and regulatory requirements as well as the Adviser’s risk management processes developed for analyzing, reviewing and assessing risk exposure for the Fund. In particular, the Board considered the management team’s experience relevant to managing other products with a multi-asset total return investment strategy of investing in emerging markets, including the performance of the predecessor partnership as compared to the MSCI Emerging Markets Index, the predecessor partnership’s primary benchmark, for the period from July 1, 2015 to October 31, 2016. The Board noted that the predecessor partnership outperformed its primary benchmark for the 15-month period, annualized. The Board also noted that the predecessor partnership outperformed its secondary benchmark, a 50/50 blend of the MSCI Emerging Markets Index and the JP Morgan Global Diversified Unhedged Index, for the 15-month period, annualized. Because the predecessor limited partnership did not operate as a mutual fund and was not subject to certain investment and operational restrictions, the Board factored those differences into its evaluation of the performance information.

On the basis of this evaluation and the Board’s experience with the Adviser in managing other series of the Trust, the Board concluded that the nature, quality and extent of services to be provided by the Adviser are expected to be satisfactory.

Fees.    The Board considered the Fund’s proposed advisory fee, estimated operating expenses and total expense ratio in light of the complex skill sets required to manage the Fund. The Board also compared the advisory fee and expense ratio to fees and expense ratios of a peer group of funds based on data compiled from Lipper Analytical Services, Inc., an independent provider of mutual fund data that is a service of Broadridge Financial Solutions (“Lipper”), as of the fiscal year end of each fund in the peer group. The Board considered the Adviser’s statement that the peer group is a long-only investment universe and the broadest possible peer group for the Fund because Lipper does not have an emerging markets long/short or multi-asset peer universe. The Board noted that the Fund’s proposed advisory fee of 1.00% would rank in the 41st percentile of the Lipper peer group actual management fees as of September 30, 2016 (1st percentile would be the highest advisory fee). The Board considered that the Adviser will reimburse the Fund for annual expenses in excess of 1.75% of average daily net assets (excluding interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related costs and extraordinary expenses) for a three-year period, which would rank the Fund’s expense ratio in the 29th percentile (1st percentile would be the highest expense ratio). In addition, the Board considered that the proposed advisory fee was lower than the advisory fee charged by the Adviser to other “equity” mutual funds that the Adviser manages.

On the basis of the information provided, the Board concluded that the proposed advisory fee was reasonable and appropriate in light of the nature and quality of services expected to be provided by the Adviser.

Profitability and Economies of Scale.    In considering the reasonableness of the proposed advisory fee, the Board considered the undertaking by the Adviser to assume the Fund’s organizational expenses as well as to reimburse Fund expenses exceeding a 1.75% cap (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related costs and extraordinary expenses) for a three-year period.

The Board also considered potential economies of scale with respect to the management of the Fund and whether the Fund will benefit from any economies of scale. The Board noted the Adviser’s estimation that it will not earn its full fee until net assets reach approximately $40 million.

Other Benefits to the Adviser and its Affiliates.    The Board also considered the character and amount of other incidental benefits to be received by the Adviser and its affiliates. The Board noted that the Adviser expects to earn fall-out benefits in the form of soft dollar credits from its relationship with the Fund. The Board concluded that the proposed advisory fee was reasonable in light of any anticipated fall-out benefits.

Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement for the Fund were fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/Stephen J. Kneeley
Stephen J. Kneeley, President
(principal executive officer)

Date	August 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Stephen J. Kneeley
Stephen J. Kneeley, President
(principal executive officer)

Date	August 30, 2017

By (Signature and Title)*	/s/Michelle L. Cahoon
Michelle L. Cahoon, Vice President and Treasurer
(principal financial officer)

Date	August 30, 2017

*	Print the name and title of each signing officer under his or her signature.